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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Diversified International Fund
ING Emerging Markets Equity Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Opportunities Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Core Fund
ING International Growth Fund
ING International Real Estate Fund
ING International Small Cap Fund
ING International Value Choice Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of July 31, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.6%
106,300	iShares MSCI EAFE Value Index	$4,496,490	4.6
	Total Exchange-Traded Funds (Cost $5,024,074)	4,496,490	4.6
MUTUAL FUNDS: 95.5%
	Affiliated Investment Companies: 95.5%
1,434,080	ING Emerging Markets Equity Fund - Class I	14,670,642	15.0
141,214	ING International SmallCap Fund - Class I	4,829,510	4.9
4,435,564	ING International Core Fund - Class I	39,343,456	40.1
2,151,291	ING International Growth Fund - Class I	19,813,386	20.2
1,541,998	ING International Value Fund - Class I	15,003,645	15.3

	Total Mutual Funds
	(Cost $94,846,423)	93,660,639	95.5

	Total Investments in Securities (Cost $99,870,497)	$98,157,129	100.1
	Liabilities in Excess of Other Assets	(95,427)	(0.1)
	Net Assets	$98,061,702	100.0

	Cost for federal income tax purposes is $101,496,866.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,292,883
	Gross Unrealized Depreciation	(5,632,620)
	Net Unrealized Depreciation	$(3,339,737)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,496,490	$—	$—	$4,496,490
Mutual Funds	93,660,639	—	—	93,660,639
Total Investments, at fair value	$98,157,129	$—	$—	$98,157,129

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Argentina: 0.2%
28,000		YPF SA ADR	$319,480	0.2
		Brazil: 16.0%
47,440		Banco do Estado do Rio Grande do Sul	376,196	0.3
85,000		Banco Santander Brasil SA ADR	648,550	0.5
28,700	L	Braskem SA ADR	348,705	0.3
78,750		BRF - Brasil Foods SA ADR	1,132,425	0.9
13,800		Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	564,282	0.5
34,790		Cia de Bebidas das Americas ADR	1,341,154	1.1
12,520		Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,056,688	0.9
46,150		Cia Energetica de Minas Gerais ADR	877,312	0.7
95,700	@,L	Fibria Celulose SA ADR	735,933	0.6
106,500		Gerdau SA ADR	969,150	0.8
98,500	@,L	Gol Linhas Aereas Inteligentes SA ADR	459,010	0.4
18,560		Iochpe-Maxion SA	201,251	0.2
155,170		Itau Unibanco Holding SA ADR	2,453,237	2.0
9,500		M Dias Branco SA	266,567	0.2
67,400		MRV Engenharia e Participacoes SA	370,022	0.3
41,540		Petroleo Brasileiro SA ADR	790,506	0.6
115,700		Petroleo Brasileiro SA ADR	2,271,191	1.8
52,410		Telefonica Brasil SA ADR	1,223,774	1.0
31,130		Tim Participacoes SA ADR	658,400	0.5
99,940		Vale SA ADR	1,771,936	1.4
65,300		Vale SA ADR	1,178,665	1.0
			19,694,954	16.0
		Canada: 0.5%
29,700		Pacific Rubiales Energy Corp.	671,978	0.5
		China: 15.7%
4,900	@	Baidu.com ADR	590,548	0.5
2,213,000		Bank of China Ltd.	841,735	0.7
3,127,000		China Construction Bank	2,101,146	1.7
845,000		China Minsheng Banking Corp. Ltd	781,508	0.6
47,000		China Mobile Ltd.	548,444	0.4
351,000		China Petroleum & Chemical Corp.	316,130	0.3
562,000		China Shanshui Cement Group Ltd.	317,390	0.3
228,500		China Shenhua Energy Co., Ltd.	850,338	0.7
1,012,000		China Telecom Corp., Ltd.	525,395	0.4
41,500		China Unicom Hong Kong Ltd. ADR	606,315	0.5
701,000		CNOOC Ltd.	1,406,245	1.1
158,000		Digital China Holdings Ltd.	245,141	0.2
438,000		Dongfeng Motor Group Co., Ltd.	604,646	0.5
504,000		Dongyue Group	264,651	0.2
250,000		Great Wall Motor Co. Ltd.	558,823	0.5
630,000		Guangdong Investment Ltd.	453,339	0.4
199,200		Guangzhou R&F Properties Co., Ltd.	252,305	0.2
91,000		Hengan International Group Co., Ltd.	860,541	0.7
3,831,000		Industrial and Commercial Bank of China Ltd.	2,184,410	1.8
8,310	@	Neteasecom ADR	438,851	0.3
3,900		PetroChina Co., Ltd. ADR	487,266	0.4
936,000		PetroChina Co., Ltd.	1,168,715	0.9
124,500		Ping An Insurance Group Co. of China Ltd.	969,417	0.8
8,400	@,L	Sina Corp.	381,444	0.3
17,000	@	Sohu.com, Inc.	595,850	0.5
178,000		Tingyi Cayman Islands Holding Corp.	439,745	0.4
90,000		Tsingtao Brewery Co., Ltd.	525,977	0.4
			19,316,315	15.7
		Hong Kong: 4.1%
170,000		China Mengniu Diary Co., Ltd.	503,925	0.4
24,700		China Mobile Ltd. ADR	1,435,564	1.2
4,900	L	CNOOC Ltd. ADR	981,470	0.8
14,000	@	Jardine Matheson Holdings Ltd.	732,900	0.6
932,000		Lenovo Group Ltd.	642,712	0.5
206,000		SJM Holdings Ltd.	365,789	0.3
930,000		Skyworth Digital Holdings Ltd.	356,782	0.3
			5,019,142	4.1
		India: 3.2%
21,990		HDFC Bank Ltd. ADR	745,681	0.6
14,500		ICICI Bank Ltd. ADR	501,990	0.4
22,460	L	Infosys Ltd. ADR	888,967	0.8
38,838	#	Reliance Industries Ltd. GDR	1,022,041	0.8
37,050		Tata Motors Ltd. ADR ADR	748,410	0.6
			3,907,089	3.2
		Indonesia: 0.9%
399,500		Tambang Batubara Bukit Asam Tbk PT	667,111	0.5

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Indonesia: (continued)
234,000		United Tractors Tbk PT	$515,470	0.4
			1,182,581	0.9
		Israel: 0.6%
58,763		Israel Chemicals Ltd.	695,653	0.6
		Kazakhstan: 0.4%
27,731		KazMunaiGas Exploration Production GDR	504,427	0.4
		Malaysia: 1.0%
1,126,200	@	UEM Land Holdings Bhd	712,564	0.6
169,200		UMW Holdings Bhd	510,276	0.4
			1,222,840	1.0
		Mexico: 4.3%
28,600		America Movil SAB de CV ADR	763,334	0.6
144,492	@	Cemex SAB de CV ADR	1,005,664	0.8
359,680		Compartamos SAB de CV	359,180	0.3
9,300		Fomento Economico Mexicano SAB de CV ADR	794,406	0.7
75,290		Grupo Financiero Banorte	404,234	0.3
63,900		Grupo Televisa SAB ADR	1,456,281	1.2
190,774		Wal-Mart de Mexico SA de CV	538,101	0.4
			5,321,200	4.3
		Peru: 0.1%
3,300		Cia de Minas Buenaventura SA ADR	120,186	0.1
		Poland: 0.6%
18,423		KGHM Polska Miedz SA	695,953	0.6
45,275		Polskie Gornictwo Naftowe I Gazownictwo SA	54,821	0.0
			750,774	0.6
		Qatar: 0.1%
4,400		Qatar National Bank SAQ	160,212	0.1
		Russia: 7.4%
129,400		Gazprom OAO ADR	1,197,597	1.0
35,826		Lukoil OAO ADR	2,024,169	1.6
46,003		MMC Norilsk Nickel ADR	708,213	0.6
83,720		Mobile Telesystems OJSC ADR	1,586,494	1.3
73,537		Rosneft Oil Co. GDR	440,233	0.4
206,477		Sberbank of Russia ADR	2,298,089	1.8
24,494		Tatneft ADR	916,310	0.7
			9,171,105	7.4
		South Africa: 6.9%
6,491		Anglo Platinum Ltd.	332,663	0.3
79,233		ArcelorMittal South Africa Ltd.	427,665	0.3
66,650		AVI Ltd.	475,299	0.4
55,250		Clicks Group Ltd.	363,910	0.3
35,736		Exxaro Resources Ltd.	726,574	0.6
21,756		Impala Platinum Holdings Ltd.	340,963	0.3
40,623		Imperial Holdings Ltd.	927,122	0.7
11,816	L	Kumba Iron Ore Ltd.	733,305	0.6
89,400	@	Old Mutual PLC	220,112	0.2
14,500		Sasol Ltd. ADR	601,605	0.5
27,338		Sasol Ltd.	1,134,069	0.9
59,202		Standard Bank Group Ltd.	814,486	0.7
25,271		Tiger Brands Ltd.	811,412	0.6
52,188		Vodacom Group Pty Ltd.	604,445	0.5
			8,513,630	6.9
		South Korea: 18.2%
43,740		BS Financial Group, Inc.	457,752	0.4
23,200		Hana Financial Group, Inc.	734,759	0.6
8,990		Hankook Tire Co. Ltd	329,526	0.3
37,080	@	SK Hynix, Inc.	704,370	0.6
6,868		Hyundai Motor Co.	1,426,792	1.1
23,550		Kangwon Land, Inc.	483,818	0.4
30,800		KB Financial Group, Inc. ADR	964,964	0.8
4,734		KCC Corp.	1,183,979	1.0
12,734		Kia Motors Corp.	872,925	0.7
1,420		Korea Zinc Co., Ltd.	478,907	0.4
101,310		KT Corp. ADR	1,443,667	1.2
6,422		KT&G Corp.	473,148	0.4
2,080		LG Electronics, Inc.	113,710	0.1
36,300		LG.Philips LCD Co. Ltd ADR	388,047	0.3
565		Lotte Chilsung Beverage Co., Ltd.	651,703	0.5
468		Lotte Confectionery Co. Ltd.	650,758	0.5
3,401		Samsung Electronics Co., Ltd.	3,909,522	3.2
6,370		Samsung Electronics Co., Ltd. GDR	3,658,264	3.0
19,700		Samsung Heavy Industries Co., Ltd.	673,628	0.5
6,660	#	Samsung Life Insurance Co. Ltd.	544,880	0.4
3,000		SK Energy Co. Ltd.	407,700	0.3
92,900		SK Telecom Co., Ltd. ADR	1,288,523	1.0
63,670		Woori Finance Holdings Co., Ltd.	620,117	0.5
			22,461,459	18.2

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Taiwan: 7.2%
188,370		Chicony Electronics Co. Ltd.	$361,352	0.3
5,500	L	Chunghwa Telecom Co. Ltd. ADR	163,185	0.1
653,000		Compal Electronics, Inc.	608,310	0.5
179,634		Hon Hai Precision Industry Co., Ltd. GDR	993,499	0.8
524,000		Hon Hai Precision Industry Co., Ltd.	1,459,894	1.2
272,000		Lite-On Technology Corp.	339,889	0.3
124,000		Radiant Opto-Electronics Corp.	481,144	0.4
61,000		Realtek Semiconductor Corp.	104,874	0.1
379,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,025,875	0.8
149,560		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,089,353	1.7
1,449,000		United Microelectronics Corp.	604,901	0.5
568,050		Wistron Corp.	606,704	0.5
			8,838,980	7.2
		Thailand: 2.8%
124,000		Bangkok Bank PCL	815,043	0.7
708,600		Charoen Pokphand Foods PCL	745,352	0.6
125,831		PTT PCL	1,296,327	1.0
21,100		Siam Cement PCL	218,949	0.2
143,900		Thai Union Frozen Products PCL	335,426	0.3
			3,411,097	2.8
		Turkey: 2.9%
108,938		Arcelik A/S	538,811	0.4
20,570		Koza Altin Isletmeleri AS	406,459	0.3
231,424		Turk Sise Ve Cam Fabrikalari	321,567	0.3
42,500	@	Turkcell Iletisim Hizmet AS ADR	586,925	0.5
194,500		Turkiye Garanti Bankasi A/S	756,062	0.6
56,000		Turkiye Halk Bankasi AS	478,966	0.4
150,100		Turkiye Is Bankasi	438,308	0.4
			3,527,098	2.9
		United Arab Emirates: 0.6%
81,818		Dragon Oil Plc	730,516	0.6
		United Kingdom: 0.1%
13,200		Anglo American PLC ADR	194,436	0.1
		United States: 3.8%
18,900		Archer-Daniels-Midland Co.	493,101	0.4
171,700		Avon Products, Inc.	2,659,633	2.2
4,300		Bunge Ltd.	282,811	0.2
78,400	@	Yahoo!, Inc.	1,241,856	1.0
			4,677,401	3.8
		Total Common Stock
		(Cost $125,492,208)	120,412,553	97.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Securities Lending Collateral(cc)(1): 3.3%
1,000,000		BNP Paribas Bank, Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.170%-5.000%, Market Value plus accrued interest $1,020,000, due 08/01/25-08/01/42)	$1,000,000	0.8
1,000,000		Citigroup, Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.273%-6.000%, Market Value plus accrued interest $1,020,000, due 10/01/20-08/01/42)	1,000,000	0.8
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,020,000, due 04/01/27-07/01/42)	1,000,000	0.8

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
1,000,000		Mizuho Securities USA Inc., Repurchase Agreement dated 07/31/12, 0.21%, due 08/01/12 (Repurchase Amount $1,000,006, collateralized by various U.S. Government Agency Obligations, 1.347%-11.000%, Market Value plus accrued interest $1,020,000, due 10/01/14-10/01/47)	$1,000,000	0.8
29,927		Nomura Securities, Repurchase Agreement dated 07/31/12, 0.20%, due 08/01/12 (Repurchase Amount $29,927, collateralized by various U.S. Government Securities, 0.875%-4.500%, Market Value plus accrued interest $30,526, due 03/31/15-02/15/22)	29,927	0.1
			4,029,927	3.3
		Total Short-Term Investments
		(Cost $4,029,927)	4,029,927	3.3
		Total Investments in Securities (Cost $129,522,135)	$124,442,480	100.9
		Liabilities in Excess of Other Assets	(1,114,938)	(0.9)
		Net Assets	$123,327,542	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $132,462,296.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$6,668,023
		Gross Unrealized Depreciation	(14,687,839)
		Net Unrealized Depreciation	$(8,019,816)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	7.8%
Consumer Staples	11.8
Energy	16.6
Financials	18.4
Industrials	4.5
Information Technology	17.5
Materials	9.8
Telecommunication Services	9.2
Utilities	2.0
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Argentina	$319,480	$—	$—	$319,480
Brazil	17,241,717	2,453,237	—	19,694,954
Canada	671,978	—	—	671,978
China	3,100,274	16,216,041	—	19,316,315
Hong Kong	3,149,934	1,869,208	—	5,019,142
India	2,885,048	1,022,041	—	3,907,089
Indonesia	—	1,182,581	—	1,182,581
Israel	—	695,653	—	695,653
Kazakhstan	504,427	—	—	504,427
Malaysia	—	1,222,840	—	1,222,840
Mexico	5,321,200	—	—	5,321,200
Peru	120,186	—	—	120,186
Poland	—	750,774	—	750,774
Qatar	—	160,212	—	160,212
Russia	7,106,349	2,064,756	—	9,171,105
South Africa	601,605	7,912,025	—	8,513,630
South Korea	4,558,349	17,903,110	—	22,461,459
Taiwan	2,252,538	6,586,442	—	8,838,980
Thailand	—	3,411,097	—	3,411,097
Turkey	586,925	2,940,173	—	3,527,098
United Arab Emirates	—	730,516	—	730,516
United Kingdom	—	194,436	—	194,436
United States	4,677,401	—	—	4,677,401
Total Common Stock	53,097,411	67,315,142	—	120,412,553
Short-Term Investments	—	4,029,927	—	4,029,927
Total Investments, at fair value	$53,097,411	$71,345,069	$—	$124,442,480
Other Financial Instruments+
Futures	2,726	—	—	2,726
Total Assets	$53,100,137	$71,345,069	$—	$124,445,206

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Equity Fund	as of July 31, 2012 (Unaudited) (continued)

ING Emerging Markets Equity Fund Open Futures Contracts on July 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
SGX S&P CNX Nifty Index	13	08/30/12	$136,448	$2,726
			$136,448	$2,726

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.2%
Australia: 0.1%
350,000	#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	$360,500	0.0
730,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	731,825	0.1
1,092,325	0.1
Bermuda: 0.1%
600,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	638,483	0.1
Brazil: 1.0%
BRL	3,899,000	#	Banco Votorantim SA, 6.250%, 05/16/16	2,135,583	0.3
420,000	Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	437,850	0.0
80,000	#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	85,200	0.0
1,270,000	Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	1,315,427	0.2
1,113,250	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	1,163,346	0.2
920,000	Vale Overseas Ltd., 4.625%, 09/15/20	988,691	0.1
1,150,000	Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	1,285,125	0.2
7,411,222	1.0
Cayman Islands: 0.8%
1,500,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	1,539,375	0.2
1,611,000	#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,809,153	0.3
685,000	Odebrecht Finance Ltd., 7.000%, 04/21/20	763,775	0.1
240,000	#	Odebrecht Finance Ltd., 7.500%, 09/29/49	255,600	0.0
665,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	733,162	0.1
750,000	Seagate HDD Cayman, 6.875%, 05/01/20	812,813	0.1
5,913,878	0.8
Chile: 0.4%
1,000,000	#	Corp Nacional del Cobre de Chile, 4.250%, 07/17/42	1,023,075	0.2
680,000	Empresa Nacional del Petroleo, 4.750%, 12/06/21	729,575	0.1
750,000	Empresa Nacional del Petroleo, 5.250%, 08/10/20	829,621	0.1
2,582,271	0.4
China: 0.0%
250,000	#	Mega Advance Investments Ltd., 6.375%, 05/12/41	327,503	0.0
Colombia: 0.1%
719,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	769,330	0.1

India: 0.1%
800,000	#	State Bank of India/London, 4.125%, 08/01/17	798,176	0.1
Ireland: 0.1%
250,000	#	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc., 7.375%, 10/15/17	269,063	0.0
600,000	SCF Capital Ltd., 5.375%, 10/27/17	596,250	0.1
865,313	0.1
Italy: 0.2%
914,000	Telecom Italia Capital S.A., 5.250%, 11/15/13	934,565	0.1
277,000	Telecom Italia Capital SA, 6.175%, 06/18/14	281,848	0.1
1,216,413	0.2
Lithuania: 0.1%
400,000	Lithuania Government International Bond, 6.625%, 02/01/22	476,100	0.1
Luxembourg: 0.4%
200,000	#	Gazprom OAO Via Gaz Capital SA, 4.950%, 07/19/22	208,300	0.0
2,400,000	#	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	2,538,000	0.4
2,746,300	0.4
Mexico: 2.8%
2,300,000	#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	2,386,250	0.3
359,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	409,260	0.1
432,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	488,160	0.1
1,936,000	Petroleos Mexicanos, 5.500%, 01/21/21	2,265,120	0.3
636,000	#	Petroleos Mexicanos, 6.500%, 06/02/41	807,720	0.1
MXN	140,000,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	11,416,024	1.6
222,000	#	Petroleos Mexicanos, 5.500%, 06/27/44	248,085	0.0
1,585,000	Sigma Alimentos SA de CV, 5.625%, 04/14/18	1,727,650	0.3
19,748,269	2.8

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Netherlands: 0.7%
325,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	$337,188	0.0
1,133,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	1,249,880	0.2
1,070,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,185,025	0.2
550,000		LyondellBasell Industries NV, 6.000%, 11/15/21	640,750	0.1
480,000	#	Schaeffler Finance BV, 7.750%, 02/15/17	510,600	0.1
245,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	265,212	0.0
740,000	#	UPCB Finance VI Ltd., 6.875%, 01/15/22	773,300	0.1
			4,961,955	0.7
		Russia: 0.1%
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	449,172	0.1
		South Africa: 0.5%
3,300,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	3,300,000	0.5
		South Korea: 0.1%
492,000	#	Korea Gas Corp., 6.250%, 01/20/42	663,431	0.1
		Turkey: 0.1%
400,000	#	Turkiye Halk Bankasi AS, 4.875%, 07/19/17	404,000	0.1
		United Arab Emirates: 0.3%
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,262,250	0.2
732,000	#	Dolphin Energy Ltd., 5.500%, 12/15/21	821,670	0.1
			2,083,920	0.3
		United Kingdom: 0.5%
100,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22	102,948	0.0
627,000	#	Barclays Bank PLC, 6.050%, 12/04/17	639,485	0.1
1,366,000		GlaxoSmithKline Capital PLC, 2.850%, 05/08/22	1,437,337	0.2
250,000	#	Ineos Finance PLC, 8.375%, 02/15/19	259,687	0.0
300,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	321,375	0.0
325,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	349,375	0.1
665,000	#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	671,148	0.1
			3,781,355	0.5
		United States: 17.0%
1,201,000		ACE INA Holdings, Inc., 5.900%, 06/15/19	1,504,382	0.2
565,000		AES Corp., 8.000%, 10/15/17	659,638	0.1
664,000		American International Group, Inc., 6.400%, 12/15/20	778,857	0.1
426,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	467,991	0.1
304,000		Alltel Corp., 7.000%, 03/15/16	364,948	0.1
625,000		Alpha Natural Resources, Inc., 6.250%, 06/01/21	543,750	0.1
388,000		Altria Group, Inc., 9.250%, 08/06/19	548,646	0.1
900,000		Altria Group, Inc., 9.700%, 11/10/18	1,285,673	0.2
847,000		American Express Credit Corp., 2.750%, 09/15/15	893,840	0.1
1,871,000		American Express Credit Corp., 5.125%, 08/25/14	2,038,339	0.3
885,000		Ameristar Casinos, Inc., 7.500%, 04/15/21	958,012	0.1
1,587,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	1,605,204	0.2
785,000		Arch Coal, Inc., 7.250%, 06/15/21	686,875	0.1
500,000		Arch Coal, Inc., 8.750%, 08/01/16	491,250	0.1
2,040,000		AT&T, Inc., 2.500%, 08/15/15	2,150,964	0.3
1,722,000		AT&T, Inc., 5.350%, 09/01/40	2,118,998	0.3
200,000		Bank of America Corp., 5.420%, 03/15/17	210,597	0.0
1,550,000		Bank of America Corp., 5.625%, 07/01/20	1,728,101	0.2
650,000		BB&T Corp., 5.700%, 04/30/14	704,566	0.1
65,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	68,087	0.0
500,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	545,000	0.1
1,000,000		Cablevision Systems Corp., 8.000%, 04/15/20	1,112,500	0.2
590,000	#	Calpine Corp., 7.875%, 07/31/20	668,175	0.1
900,000		Case New Holland, Inc., 7.875%, 12/01/17	1,059,750	0.2
1,000,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	1,069,740	0.2
845,000		CF Industries, Inc., 6.875%, 05/01/18	1,024,562	0.1
275,000		Chesapeake Energy Corp., 6.625%, 08/15/20	275,000	0.0
250,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	228,750	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States: (continued)
500,000		Chesapeake Energy Corp., 6.125%, 02/15/21	$491,250	0.1
520,000		Chesapeake Midstream Partners L.P. / CHKM Finance Corp., 6.125%, 07/15/22	526,500	0.1
370,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	402,375	0.1
848,000		Citigroup, Inc., 5.000%, 09/15/14	883,852	0.1
360,000		Citigroup, Inc., 8.500%, 05/22/19	458,056	0.1
840,000		CMS Energy Corp., 6.250%, 02/01/20	955,355	0.1
1,923,000		Comcast Corp., 5.700%, 05/15/18	2,315,990	0.3
718,000		Comcast Corp., 6.550%, 07/01/39	968,583	0.1
64,000		Commonwealth Edison Co., 4.700%, 04/15/15	70,175	0.0
150,000		Consol Energy, Inc., 8.000%, 04/01/17	159,750	0.0
1,000,000		Constellation Brands, Inc., 7.250%, 05/15/17	1,158,750	0.2
500,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	530,937	0.1
831,000		CVS Caremark Corp., 6.125%, 09/15/39	1,100,046	0.2
800,000		DaVita, Inc., 6.625%, 11/01/20	852,000	0.1
1,226,000		Devon Energy Corp., 5.600%, 07/15/41	1,526,196	0.2
443,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	472,853	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	730,228	0.1
500,000	#	DPL, Inc., 6.500%, 10/15/16	555,000	0.1
1,266,000		eBay, Inc., 2.600%, 07/15/22	1,295,432	0.2
411,000		Enbridge Energy Partners, 9.875%, 03/01/19	565,165	0.1
246,000		Energy Transfer Partners, 9.700%, 03/15/19	319,941	0.0
684,000		Entergy Corp., 5.125%, 09/15/20	727,056	0.1
438,000		Entergy Texas, Inc., 7.125%, 02/01/19	539,506	0.1
597,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	744,885	0.1
560,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	593,600	0.1
651,000		Fifth Third Bancorp., 8.250%, 03/01/38	909,029	0.1
1,058,000		First Horizon National Corp., 5.375%, 12/15/15	1,130,327	0.2
500,000		Ford Motor Credit Co., LLC, 8.125%, 01/15/20	613,868	0.1
500,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	534,339	0.1
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	645,750	0.1
250,000		Frontier Communications Corp., 7.875%, 04/15/15	277,500	0.0
2,493,000		General Electric Capital Corp., 4.375%, 09/16/20	2,762,770	0.4
605,000		General Electric Capital Corp., 2.250%, 11/09/15	623,024	0.1
1,566,000		Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	1,653,057	0.2
735,000		HCA, Inc., 7.250%, 09/15/20	825,037	0.1
506,000		Hess Corp., 7.000%, 02/15/14	552,945	0.1
1,700,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,698,679	0.2
822,000		HSBC USA, Inc., 5.000%, 09/27/20	856,512	0.1
370,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	399,600	0.1
840,000		Huntsman International LLC, 8.625%, 03/15/21	970,200	0.1
991,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	1,185,620	0.2
1,888,000	#	Hyundai Capital America, 4.000%, 06/08/17	1,998,860	0.3
430,000		Indiana Michigan Power, 7.000%, 03/15/19	538,934	0.1
345,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	356,212	0.1
680,000		Jabil Circuit, Inc., 7.750%, 07/15/16	786,250	0.1
500,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	499,350	0.1
250,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	280,706	0.0
2,036,000		JPMorgan Chase & Co., 4.400%, 07/22/20	2,228,990	0.3
700,000		KB Home, 6.250%, 06/15/15	714,000	0.1
2,632,000		Kellogg Co., 4.000%, 12/15/20	2,957,718	0.4
500,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	533,640	0.1
1,154,000		Kraft Foods, Inc., 6.500%, 08/11/17	1,419,810	0.2
885,000		Lamar Media Corp., 5.875%, 02/01/22	938,100	0.1
703,000		Lorillard Tobacco Co., 6.875%, 05/01/20	859,958	0.1
535,000		Ltd. Brands, Inc., 5.625%, 02/15/22	563,087	0.1
885,000		Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	924,825	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		United States: (continued)
220,000	#	Meritage Homes Corp., 7.000%, 04/01/22	$229,900	0.0
581,000		Merrill Lynch & Co., Inc., 6.050%, 05/16/16	616,841	0.1
464,000		Metropolitan Edison, 7.700%, 01/15/19	590,985	0.1
392,000		Morgan Stanley, 4.100%, 01/26/15	396,934	0.1
535,000		Morgan Stanley, 7.300%, 05/13/19	591,645	0.1
470,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	488,800	0.1
500,000	#	Mylan, Inc., 6.000%, 11/15/18	541,250	0.1
525,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	599,813	0.1
1,314,000		NBCUniversal Media LLC, 2.875%, 04/01/16	1,387,993	0.2
711,000		Nevada Power Co., 7.125%, 03/15/19	922,907	0.1
774,000		News America, Inc., 6.900%, 03/01/19	973,426	0.1
252,000		Nisource Finance Corp., 6.125%, 03/01/22	305,636	0.0
2,334,000		Oracle Corp., 5.375%, 07/15/40	3,095,605	0.4
800,000		Owens, 7.375%, 05/15/16	906,000	0.1
857,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,150,469	0.2
840,000	#	Peabody Energy Corp., 6.000%, 11/15/18	844,200	0.1
125,000	#	Peabody Energy Corp., 6.250%, 11/15/21	124,063	0.0
780,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	854,100	0.1
480,000		Pioneer Natural Resources Co., 7.500%, 01/15/20	597,774	0.1
735,000		Plains Exploration & Production Co., 7.625%, 04/01/20	802,987	0.1
1,245,000		Protective Life Corp., 8.450%, 10/15/39	1,566,174	0.2
598,000		Qwest Corp., 6.500%, 06/01/17	686,576	0.1
1,000,000	#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	1,047,703	0.2
750,000		Rent-A-Center, Inc./TX, 6.625%, 11/15/20	812,812	0.1
800,000		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 04/15/19	854,000	0.1
1,100,000	#	Sealed Air Corp., 8.375%, 09/15/21	1,259,500	0.2
554,000		Sempra Energy, 6.500%, 06/01/16	659,709	0.1
645,000		SLM Corp., 8.000%, 03/25/20	727,238	0.1
300,000		Smithfield Foods, Inc., 7.750%, 07/01/17	334,500	0.0
555,000		Smithfield Foods, Inc., 10.000%, 07/15/14	656,288	0.1
476,000		Southwestern Electric Power, 5.550%, 01/15/17	540,729	0.1
500,000		SPX Corp., 6.875%, 09/01/17	555,000	0.1
2,078,000		St. Jude Medical, Inc., 2.500%, 01/15/16	2,172,900	0.3
1,374,000		Symantec Corp., 4.200%, 09/15/20	1,441,322	0.2
950,000		Tenet Healthcare Corp., 10.000%, 05/01/18	1,106,750	0.2
633,000		The Bank of New York Mellon Corp., 3.550%, 09/23/21	690,257	0.1
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	928,231	0.1
937,000		Time Warner Cable, Inc., 6.750%, 06/15/39	1,231,956	0.2
1,421,000		Time Warner, Inc., 6.500%, 11/15/36	1,789,191	0.3
240,000		Toll Brothers Finance Corp., 5.875%, 02/15/22	256,722	0.0
780,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	846,300	0.1
479,000		Transcontinental Gas Pipe Line Co. LLC, 6.050%, 06/15/18	570,776	0.1
400,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	415,000	0.1
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	747,000	0.1
1,660,000		Viacom, Inc., 6.125%, 10/05/17	2,006,442	0.3
860,000		Wells Fargo & Co., 3.676%, 06/15/16	935,595	0.1
800,000		Windstream Corp., 7.000%, 03/15/19	818,000	0.1
480,000		WPX Energy, Inc., 6.000%, 01/15/22	492,000	0.1
210,000		Wyndham Worldwide Corp., 7.375%, 03/01/20	253,183	0.0
257,000		Xerox Corp., 4.250%, 02/15/15	274,073	0.0
735,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	801,150	0.1
			119,472,778	17.0
		Venezuela: 0.7%
5,015,500		Petroleos de Venezuela SA, 8.500%, 11/02/17	4,213,020	0.6
599,100		Petroleos de Venezuela SA, 9.750%, 05/17/35	423,881	0.1
			4,636,901	0.7

		Total Corporate Bonds/Notes (Cost $170,485,602)	184,339,095	26.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.6%
			United States: 8.6%
1,685,000		#	American General Mortgage Loan Trust, 5.750%, 09/25/48	$1,728,276	0.2
	2,015,460		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	2,031,464	0.3
	404,846		Banc of America Funding Corp., 5.750%, 10/25/35	407,854	0.1
	1,550,000		Banc of America Commercial Mortgage, Inc., 5.661%, 06/10/49	1,580,578	0.2
	440,091		Banc of America Funding Corp., 5.750%, 11/25/35	444,422	0.1
	710,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.193%, 09/10/47	687,660	0.1
	905,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.321%, 07/10/43	880,976	0.1
	1,340,250		Bear Stearns Adjustable Rate Mortgage Trust, 2.633%, 08/25/35	1,326,751	0.2
	580,000	#	Bear Stearns Commercial Mortgage Securities, 5.539%, 04/12/38	548,705	0.1
	610,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	664,357	0.1
	1,627,905		Chase Mortgage Finance Corp., 5.231%, 12/25/35	1,569,313	0.2
	2,614,441	^	Commercial Mortgage Pass Through Certificates, 2.271%, 05/15/45	365,145	0.0
	720,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, 08/15/38	679,724	0.1
	1,835,092	#	Credit Suisse Mortgage Capital Certificates, 5.054%, 07/27/37	1,855,412	0.3
	2,321,778		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	2,317,097	0.3
	500,000		Credit Suisse Mortgage Capital Certificates, 5.679%, 06/15/39	551,379	0.1
	1,647,404		CW Capital Cobalt Ltd., 5.731%, 05/15/46	1,647,858	0.2
	742,684	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	744,896	0.1
	1,915,494		GE Capital Commercial Mortgage Corp., 4.839%, 05/10/43	1,914,544	0.3
	1,925,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	1,928,939	0.3
	1,630,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	1,628,364	0.2
	310,000		JPMorgan Chase Commercial Mortgage Securities Corp., 4.903%, 10/15/42	312,858	0.0
	22,204,304	^	JPMorgan Chase Commerical Mortgage Securities Corp., 1.455%, 08/15/46	1,741,695	0.2
	942,741		JPMorgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	945,399	0.1
	460,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	459,728	0.1
	489,705		JPMorgan Mortgage Trust, 5.315%, 07/25/35	489,450	0.1
	637,000		LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	627,839	0.1
	660,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	632,851	0.1
	260,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	259,951	0.0
	1,570,000		LB-UBS Commercial Mortgage Trust, 5.889%, 06/15/38	1,370,392	0.2
GBP	2,841,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	4,521,048	0.6
	1,694,259		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	1,709,109	0.2
	1,136,660		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	1,167,992	0.2
	1,262,000		Morgan Stanley Capital I, 5.073%, 08/13/42	1,284,844	0.2
	1,310,000		Morgan Stanley Capital I, 5.302%, 01/14/42	1,293,729	0.2
	1,520,000		Morgan Stanley Capital I, 5.398%, 06/15/38	1,535,280	0.2
	1,330,000	#	Morgan Stanley Capital I, 5.421%, 01/13/41	1,323,531	0.2
	1,919,246		Morgan Stanley Capital I, 5.597%, 04/12/49	1,983,963	0.3
	2,650,000	#	Morgan Stanley Reremic Trust, 5.853%, 12/17/43	2,709,996	0.4
	960,000	#	RBSCF Trust, 5.305%, 01/16/49	976,401	0.1
	136,120		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	135,758	0.0
	531,363		Structured Adjustable Rate Mortgage Loan Trust, 5.359%, 11/25/34	524,221	0.1
	1,144,971		Structured Asset Securities Corp., 4.550%, 02/25/34	1,171,473	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States: (continued)
1,096,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	$1,090,939	0.2
2,368,000			Wachovia Bank Commercial Mortgage Trust, 5.742%, 06/15/49	2,651,104	0.4
595,118			Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	615,280	0.1
476,563			Wells Fargo Mortgage Backed Securities Trust, 5.245%, 05/25/35	478,525	0.1
667,704			Wells Fargo Mortgage Backed Securities Trust, 5.500%, 09/25/37	666,160	0.1
1,728,943			Wells Fargo Mortgage-Backed Securities Trust, 5.345%, 08/25/35	1,731,888	0.2
4,750,000		#,^	WF-RBS Commercial Mortgage Trust, 2.423%, 08/15/45	645,331	0.1

			Total Collateralized Mortgage Obligations (Cost $60,515,549)	60,560,449	8.6

FOREIGN GOVERNMENT BONDS: 40.1%
			Argentina: 0.3%
1,670,964			Argentina Government International Bond, 2.500%, 12/31/38	547,241	0.1
921,966			Argentina Government International Bond, 7.000%, 10/03/15	790,586	0.1
891,589			Argentina Government International Bond, 8.280%, 12/31/33	597,365	0.1
398,165			Argentine Republic Government International Bond, 8.280%, 12/31/33	259,802	0.0
				2,194,994	0.3
			Belize: 0.1%
967,200			Belize Government International Bond, 8.500%, 02/20/29	481,182	0.1
			Brazil: 7.4%
BRL	58,733,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	29,773,879	4.2
BRL	37,512,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	18,914,994	2.7
2,644,000			Federal Republic of Brazil, 5.625%, 01/07/41	3,463,640	0.5
				52,152,513	7.4
			Canada: 1.2%
CAD	6,000,000		Canadian Government Bond, 1.500%, 03/01/17	6,037,992	0.9
CAD	1,600,000		Canadian Government Bond, 4.000%, 06/01/41	2,171,411	0.3
				8,209,403	1.2
			Colombia: 0.4%
1,453,000			Colombia Government International Bond, 6.125%, 01/18/41	2,016,038	0.3
306,000			Colombia Government International Bond, 7.375%, 09/18/37	480,420	0.1
				2,496,458	0.4
			Croatia: 0.2%
1,216,000			Croatia Government International Bond, 6.375%, 03/24/21	1,247,920	0.2
			Dominican Republic: 0.8%
500,000			Dominican Republic, 7.500%, 05/06/21	546,250	0.1
DOP	188,000,000	#	Dominican Republic International Bond, 16.950%, 02/04/22	5,294,453	0.7
				5,840,703	0.8
			El Salvador: 0.1%
927,000			El Salvador Government International Bond, 7.650%, 06/15/35	1,005,795	0.1
			Germany: 0.0%
EUR	110,000		Bundesobligation, 0.500%, 04/07/17	136,501	0.0
EUR	90,000		Bundesschatzanweisungen, 0.250%, 03/14/14	111,308	0.0
				247,809	0.0
			Ghana: 0.1%
455,000			Republic of Ghana, 8.500%, 10/04/17	511,875	0.1
			Hungary: 0.2%
1,638,000			Hungary Government International Bond, 6.375%, 03/29/21	1,678,950	0.2
			Indonesia: 0.6%
4,332,000		#	Indonesia Government International Bond, 3.750%, 04/25/22	4,559,430	0.6
			Italy: 5.9%
EUR	23,321,000		Italy Buoni Poliennali Del Tesoro, 4.750%, 06/01/17	27,896,707	4.0
EUR	11,623,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 09/01/22	13,783,882	1.9
				41,680,589	5.9

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Lebanon: 0.1%
816,000			Lebanon Government International Bond, 6.100%, 10/04/22	$813,960	0.1
			Lithuania: 0.2%
1,074,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	1,169,317	0.1
455,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	541,564	0.1
				1,710,881	0.2
			Panama: 0.4%
577,000			Panama Government International Bond, 5.200%, 01/30/20	689,515	0.1
1,352,000			Panama Government International Bond, 6.700%, 01/26/36	1,921,192	0.3
				2,610,707	0.4
			Peru: 0.3%
1,801,000			Peruvian Government International Bond, 5.625%, 11/18/50	2,381,822	0.3
			Philippines: 0.7%
1,828,000			Philippine Government International Bond, 4.000%, 01/15/21	2,026,795	0.3
1,500,000			Philippine Government International Bond, 5.000%, 01/13/37	1,755,000	0.3
471,000			Philippine Government International Bond, 10.625%, 03/16/25	810,120	0.1
				4,591,915	0.7
			Poland: 0.2%
1,482,000			Poland Government International Bond, 5.000%, 03/23/22	1,704,300	0.2
			Romania: 0.2%
1,008,000			Romanian Government International Bond, 6.750%, 02/07/22	1,069,740	0.2
			Russia: 8.8%
2,657,237		#	Russia Government Bond, 7.500%, 03/31/30	3,305,071	0.5
RUB	1,064,300,000		Russian Federal Bond - OFZ, 7.500%, 03/15/18	32,880,571	4.7
RUB	583,250,000		Russian Federal Bond - OFZ, 7.600%, 04/14/21	17,892,307	2.5
	600,000	#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	622,740	0.1
RUB	230,000,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	7,166,310	1.0
				61,866,999	8.8
			Serbia: 0.1%
500,000			Republic of Serbia, 7.250%, 09/28/21	515,000	0.1
			South Africa: 6.8%
ZAR	18,000,000		Republic of South Africa, 8.750%, 02/28/48	2,298,122	0.3
ZAR	462,223,000		South Africa Government Bond, 6.250%, 03/31/36	45,454,027	6.5
				47,752,149	6.8
			South Korea: 0.1%
500,000		#	Korea Housing Finance Corp., 4.125%, 12/15/15	534,915	0.1
			Sri Lanka: 0.2%
1,741,000		#	Sri Lanka Government International Bond, 5.875%, 07/25/22	1,771,468	0.2
			Turkey: 0.7%
566,000			Turkey Government International Bond, 5.125%, 03/25/22	620,478	0.1
800,000			Turkey Government International Bond, 6.000%, 01/14/41	927,000	0.1
1,049,000			Turkey Government International Bond, 6.250%, 09/26/22	1,254,866	0.2
1,851,000			Turkey Government International Bond, 7.500%, 11/07/19	2,304,495	0.3
				5,106,839	0.7
			Ukraine: 0.7%
1,797,000			Ukraine Government International Bond, 7.650%, 06/11/13	1,792,507	0.3
1,342,000		#	Ukraine Government International Bond, 7.650%, 06/11/13	1,338,645	0.2
1,556,000		#	Ukraine Government International Bond, 9.250%, 07/24/17	1,547,472	0.2
				4,678,624	0.7
			United Kingdom: 2.8%
GBP	100,000		United Kingdom Gilt, 2.250%, 03/07/14	162,259	0.0
GBP	100,000		United Kingdom Gilt, 1.750%, 01/22/17	165,542	0.0
GBP	100,000		United Kingdom Gilt, 4.250%, 06/07/32	199,566	0.0
GBP	6,790,000		United Kingdom Gilt, 4.000%, 03/07/22	13,065,124	1.9
GBP	3,100,000		United Kingdom Gilt, 4.500%, 12/07/42	6,446,320	0.9
				20,038,811	2.8
			Uruguay: 0.4%
160,667			Uruguay Government International Bond, 6.875%, 09/28/25	223,327	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Uruguay: (continued)
327,696	&	Uruguay Government International Bond, 7.875%, 01/15/33	$508,748	0.1
1,215,498		Uruguay Government International Bond, 8.000%, 11/18/22	1,780,705	0.3
			2,512,780	0.4
		Vietnam: 0.1%
350,000		Vietnam Government International Bond, 6.750%, 01/29/20	392,875	0.1
		Total Foreign Government Bonds (Cost $283,105,944)	282,361,406	40.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.2%
		Federal Home Loan Mortgage Corporation: 3.8%##
7,049,335		0.699%, due 06/15/37	7,090,248	1.0
2,533,000		1.750%, due 05/30/19	2,628,813	0.4
8,793,000		2.375%, due 01/13/22	9,237,557	1.3
5,388,498	^	5.000%, due 02/15/40	867,655	0.1
1,284,141		5.500%, due 11/15/32	1,428,222	0.2
9,241,939	^	5.801%, due 07/15/40	1,822,063	0.3
14,437,823	^	6.401%, due 02/15/41	3,384,476	0.5
			26,459,034	3.8
		Federal National Mortgage Association: 4.9%##
6,052,651		0.866%, due 12/25/36	6,111,148	0.9
8,508,000	W	3.000%, due 05/25/27	8,957,329	1.3
1,765,000	W	3.500%, due 08/15/42	1,873,106	0.3
544,712		4.500%, due 12/01/40	591,134	0.1
1,002,924		4.500%, due 12/01/40	1,088,398	0.1
1,024,553		4.500%, due 12/01/40	1,111,870	0.2
1,493,374		4.500%, due 01/01/41	1,620,646	0.2
1,285,433		4.500%, due 01/01/41	1,394,983	0.2
468,863		4.500%, due 09/01/41	509,700	0.1
11,341,797	^	5.000%, due 05/25/18	959,442	0.1
1,093,331		5.000%, due 07/25/34	1,136,316	0.2
1,317,495		5.000%, due 05/01/41	1,443,892	0.2
455,069		5.000%, due 06/01/41	498,727	0.1
872,626		6.000%, due 04/25/33	978,677	0.1
1,395,691		6.000%, due 12/01/37	1,560,121	0.2
1,155,597		6.994%, due 08/25/37	1,267,769	0.2
28,980		7.523%, due 06/17/40	29,861	0.0
669,923		23.015%, due 07/25/35	872,446	0.1
1,304,717		32.219%, due 11/25/36	2,379,634	0.3
			34,385,199	4.9
		Government National Mortgage Association: 2.1%
3,028,919		0.767%, due 12/20/38	3,045,366	0.4
6,663,686	^	4.000%, due 04/20/38	856,524	0.1
14,225,479	^	4.500%, due 12/20/37	1,913,048	0.3
1,136,308		4.500%, due 08/20/41	1,266,672	0.2
4,755,329	^	5.000%, due 11/20/39	637,538	0.1
11,486,707	^	5.000%, due 10/20/40	1,494,726	0.2
772,701		5.140%, due 10/20/60	881,981	0.1
512,258		5.288%, due 10/20/60	587,683	0.1
163,689		5.500%, due 03/20/39	183,459	0.0
4,907,434	^	6.204%, due 02/25/42	1,051,252	0.1
1,515,031		21.248%, due 03/20/37	2,289,599	0.3
753,510		24.388%, due 04/16/37	1,108,827	0.2
			15,316,675	2.1
		Sovereign: 0.5%
3,510,000		1.250%, due 08/01/19	3,511,137	0.5
		Total U.S. Government Agency Obligations (Cost $75,593,781)	79,672,045	11.3
U.S. TREASURY OBLIGATIONS: 9.5%
		U.S. Treasury Bonds: 5.5%
7,436,000		3.125%, due 02/15/42	8,314,377	1.2
29,431,000		1.750%, due 05/15/22	30,166,775	4.3
			38,481,152	5.5
		U.S. Treasury Notes: 4.0%
7,100,000		0.375%, due 06/15/15	7,119,419	1.0
11,259,000		1.000%, due 06/30/19	11,289,793	1.6
5,331,000		0.250%, due 06/30/14	5,334,748	0.8
4,587,000		0.750%, due 06/30/17	4,624,985	0.6
			28,368,945	4.0
		Total U.S. Treasury Obligations (Cost $67,207,771)	66,850,097	9.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Credit Default Swaptions: 0.0%
27,975,000	@	Call on OTC Swaption, CDX.NA.HY.18, Portfolio Receives, Strike @ 94.000, Exp. 09/19/12 Counterparty: Morgan Stanley	$275,246	0.0
		Options on Currencies: 0.4%
34,700,000	@	CAD Put vs. USD Call Currency Option, Strike @ 1.100, Exp. 08/16/12 Counterparty: Barclays Bank PLC	50	0.0
17,100,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.200, Exp. 08/23/12 Counterparty: Deutsche Bank AG	50,599	0.0
36,900,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.275, Exp. 01/04/13 Counterparty: Barclays Bank PLC	1,795,190	0.3

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
		Options on Currencies: (continued)
51,500,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.180, Exp. 09/17/12 Counterparty: Barclays Bank PLC	$201,751	0.0
35,100,000	@	JPY Put vs. USD Call Currency Option, Strike @ 82.000, Exp. 09/10/12 Counterparty: Morgan Stanley	26,861	0.0
20,500,000	@	SEK Put vs. USD Call Currency Option, Strike @ 7.700, Exp. 08/31/12 Counterparty: Barclays Bank PLC	2,154	0.0
17,300,000	@	SEK Put vs. USD Call Currency Option, Strike @ 7.300, Exp. 09/14/12 Counterparty: Deutsche Bank AG	32,584	0.0
35,000,000	@	USD Put vs. ZAR Call Currency Option, Strike @ 8.000, Exp. 09/20/12 Counterparty: Deutsche Bank AG	269,508	0.1
14,000,000	@	USD Put vs. ZAR Call Currency Option, Strike @ 8.250, Exp. 08/23/12 Counterparty: Deutsche Bank AG	180,643	0.0
			2,559,340	0.4
		Total Purchased Options (Cost $4,397,685)	2,834,586	0.4
		Total Long-Term Investments (Cost $661,306,332)	676,617,678	96.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Commercial Paper: 0.5%
2,000,000		General Mills, 0.270%, due 09/17/12	$1,999,280	0.3
1,496,000		VW Credit Inc., 0.420%, due 09/18/12	1,495,145	0.2
			3,494,425	0.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
3,056,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,056,000)	$3,056,000	0 .4
		Total Short-Term Investments (Cost $6,550,457)	6,550,425	0.9
		Total Investments in Securities (Cost $667,856,789)	$683,168,103	97.0
		Assets in Excess of Other Liabilities	21,306,577	3.0
		Net Assets	$704,474,680	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	&	Payment-in-kind
	W	Settlement is on a when-issued or delayed-delivery basis.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	BRL	Brazilian Real
	CAD	Canadian Dollar
	DOP	Dominican Peso
	EUR	EU Euro
	GBP	British Pound
	MXN	Mexican Peso
	RUB	Russian Ruble
	ZAR	South African Rand
		Cost for federal income tax purposes is $668,298,556
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$25,165,847
		Gross Unrealized Depreciation	(10,296,300)
		Net Unrealized Appreciation	$14,869,547

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	8.6%
Consumer Discretionary	3.2
Consumer Staples	2.2
Credit Default Swaptions	0.0
Energy	5.5
Federal Home Loan Mortgage Corporation	2.8
Federal National Mortgage Association	3.7
Financials	6.2
Foreign Government Bonds	40.2
Government National Mortgage Association	2.0
Health Care	1.5
Industrials	1.6
Information Technology	1.4
Materials	1.0
Options on Currencies	0.4
Telecommunication Services	1.7
U.S. Government Agency Obligations	2.8
U.S. Treasury Bonds	5.5
U.S. Treasury Notes	1.6%
U.S. Treasury Obligations	2.4
Utilities	1.8
Short-Term Investments	0.9
Assets in Excess of Other Liabilities	3.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Purchased Options	$—	$2,834,586	$—	$2,834,586
Corporate Bonds/Notes	—	184,339,095	—	184,339,095
Collateralized Mortgage Obligations	—	60,560,449	—	60,560,449
Short-Term Investments	3,056,000	3,494,425	—	6,550,425
Foreign Government Bonds	—	282,361,406	—	282,361,406
U.S. Treasury Obligations	—	66,850,097	—	66,850,097
U.S. Government Agency Obligations	—	79,672,045	—	79,672,045
Total Investments, at fair value	$3,056,000	$680,112,103	$—	$683,168,103
Other Financial Instruments+
Swaps	—	1,598,060	—	1,598,060
Futures	1,762,335	—	—	1,762,335
Forward Foreign Currency Contracts	—	16,269,785	—	16,269,785
Total Assets	$4,818,335	$697,979,948	$—	$702,798,283
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(15,120,689)	$—	$(15,120,689)
Futures	(393,571)	—	—	(393,571)
Written Options	—	(1,594,220)	—	(1,594,220)
Forward Foreign Currency Contracts	—	(18,627,369)	—	(18,627,369)
Total Liabilities	$(393,571)	$(35,342,278)	$—	$(35,735,849)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2012:

	Beginning Balance on 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 7/31/2012
Asset Table
Investments, at value
Corporate Bonds/Notes	$19,149,143	$—	$—	$—	$—	$—	$—	$(19,149,143)	$—
Total Investments, at value	$19,149,143	$—	$—	$—	$—	$—	$—	$(19,149,143)	$—

As of July 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

At July 31, 2012, the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barlcays Bank PLC	Russian Ruble	469,103,400	Buy	08/24/12	$14,455,077	$14,491,793	$36,716
Barlcays Bank PLC	Turkish Lira	11,670,361	Buy	08/24/12	6,382,000	6,473,976	91,976
Barlcays Bank PLC	Canadian Dollar	19,736,748	Buy	08/24/12	19,344,386	19,669,676	325,290
Barlcays Bank PLC	South African Rand	45,325,598	Buy	08/24/12	5,539,000	5,457,153	(81,847)
Barlcays Bank PLC	South African Rand	61,381,085	Buy	08/24/12	7,432,630	7,390,216	(42,414)
Barlcays Bank PLC	South African Rand	64,232,365	Buy	08/24/12	7,782,698	7,733,507	(49,191)
Barlcays Bank PLC	Canadian Dollar	405,750	Buy	08/24/12	394,926	404,371	9,445
Barlcays Bank PLC	EU Euro	33,908	Buy	08/24/12	42,599	41,732	(867)
Barlcays Bank PLC	Canadian Dollar	3,643,153	Buy	08/24/12	3,535,000	3,630,773	95,773
Barlcays Bank PLC	Russian Ruble	181,604,475	Buy	08/24/12	5,499,000	5,610,223	111,223
Barlcays Bank PLC	Indian Rupee	49,271,653	Buy	09/21/12	877,032	876,419	(613)
Barlcays Bank PLC	Indian Rupee	437,832,480	Buy	09/21/12	7,792,000	7,787,938	(4,062)
Barlcays Bank PLC	Polish Zloty	25,840,793	Buy	08/24/12	7,400,000	7,710,388	310,388
Barlcays Bank PLC	Swedish Krona	14,996,740	Buy	10/05/12	2,154,000	2,199,133	45,133
Barlcays Bank PLC	Norwegian Krone	8,723,756	Buy	10/05/12	1,426,000	1,443,595	17,595
Barlcays Bank PLC	Canadian Dollar	2,941,801	Buy	08/24/12	2,855,000	2,931,803	76,803
Barlcays Bank PLC	Canadian Dollar	8,772,557	Buy	08/24/12	8,676,131	8,742,745	66,614
Barlcays Bank PLC	Polish Zloty	40,935,523	Buy	08/24/12	12,057,609	12,214,361	156,752
Barclays Bank PLC	Argentine Peso	34,676,775	Buy	09/24/12	7,339,000	7,156,355	(182,645)
Citigroup, Inc.	South African Rand	36,878,527	Buy	08/24/12	4,434,256	4,440,135	5,879
Citigroup, Inc.	South African Rand	36,636,843	Buy	08/24/12	4,466,396	4,411,037	(55,359)
Citigroup, Inc.	South African Rand	71,524,148	Buy	08/24/12	8,645,404	8,611,430	(33,974)
Citigroup, Inc.	South African Rand	76,102,146	Buy	08/24/12	9,173,782	9,162,616	(11,166)
Citigroup, Inc.	South African Rand	68,703,372	Buy	08/24/12	8,067,348	8,271,812	204,464
Citigroup, Inc.	South African Rand	47,381,636	Buy	08/24/12	5,566,546	5,704,698	138,152
Citigroup, Inc.	South African Rand	34,337,975	Buy	08/24/12	4,028,296	4,134,255	105,959
Credit Suisse First Boston	EU Euro	5,652,978	Buy	08/24/12	6,984,000	6,957,443	(26,557)
Credit Suisse First Boston	Norwegian Krone	9,006,093	Buy	10/05/12	1,477,000	1,490,315	13,315
Credit Suisse First Boston	Norwegian Krone	8,857,220	Buy	10/05/12	1,452,000	1,465,680	13,680
Credit Suisse First Boston	Norwegian Krone	8,700,127	Buy	10/05/12	1,421,000	1,439,684	18,684
Credit Suisse First Boston	Swiss Franc	13,218,336	Buy	10/05/12	13,575,257	13,562,473	(12,784)
Credit Suisse First Boston	Singapore Dollar	5,092,181	Buy	10/05/12	4,006,560	4,092,347	85,787
Credit Suisse First Boston	Mexican Peso	199,254,296	Buy	08/24/12	14,413,029	14,946,375	533,346
Credit Suisse First Boston	South African Rand	60,122,622	Buy	08/24/12	7,183,109	7,238,699	55,590
Credit Suisse First Boston	Czech Koruna	63,334,141	Buy	08/24/12	3,197,730	3,077,047	(120,683)
Credit Suisse First Boston	Japanese Yen	6,877,615,928	Buy	08/24/12	86,295,858	88,056,613	1,760,755
Deutsche Bank AG	South Korean Won	22,331,068,108	Buy	08/24/12	19,266,700	19,714,828	448,128
Deutsche Bank AG	Russian Ruble	169,011,360	Buy	08/24/12	5,103,000	5,221,189	118,189
Deutsche Bank AG	South African Rand	35,874,006	Buy	08/24/12	4,217,933	4,319,191	101,258
Deutsche Bank AG	South African Rand	35,855,252	Buy	08/24/12	4,215,985	4,316,933	100,948
Deutsche Bank AG	EU Euro	268,812	Buy	08/24/12	338,000	330,842	(7,158)
Deutsche Bank AG	Japanese Yen	56,288,820	Buy	08/24/12	700,000	720,686	20,686
Deutsche Bank AG	Canadian Dollar	6,997,461	Buy	08/24/12	6,860,000	6,973,681	113,681
Deutsche Bank AG	Canadian Dollar	6,997,872	Buy	08/24/12	6,860,000	6,974,091	114,091
Deutsche Bank AG	South African Rand	56,396,985	Buy	08/24/12	6,792,000	6,790,136	(1,864)
Deutsche Bank AG	Norwegian Krone	42,569,264	Buy	10/05/12	7,011,000	7,044,301	33,301
Deutsche Bank AG	Indian Rupee	381,424,270	Buy	09/21/12	6,862,000	6,784,578	(77,422)
Deutsche Bank AG	Swiss Franc	1,146,731	Buy	10/05/12	1,162,000	1,176,586	14,586
Deutsche Bank AG	EU Euro	5,404,165	Buy	08/24/12	6,808,000	6,651,215	(156,785)
Deutsche Bank AG	EU Euro	5,423,733	Buy	08/24/12	6,789,000	6,675,298	(113,702)
Deutsche Bank AG	EU Euro	5,422,780	Buy	08/24/12	6,789,000	6,674,125	(114,875)
Deutsche Bank AG	Malaysian Ringgit	42,630,361	Buy	08/24/12	13,429,000	13,595,525	166,525
Deutsche Bank AG	Canadian Dollar	14,527,165	Buy	08/24/12	13,958,000	14,477,797	519,797
Deutsche Bank AG	EU Euro	5,461,592	Buy	08/24/12	6,797,000	6,721,893	(75,107)
Deutsche Bank AG	EU Euro	5,459,793	Buy	08/24/12	6,797,000	6,719,679	(77,321)
Deutsche Bank AG	EU Euro	8,229,988	Buy	08/24/12	10,196,000	10,129,116	(66,884)
Deutsche Bank AG	Japanese Yen	1,055,974,589	Buy	08/24/12	13,599,000	13,520,026	(78,974)
Deutsche Bank AG	Japanese Yen	250,451,629	Buy	08/24/12	3,199,000	3,206,623	7,623
Deutsche Bank AG	Canadian Dollar	9,530,449	Buy	08/24/12	9,287,000	9,498,062	211,062
Deutsche Bank AG	Colombian Peso	4,171,683,033	Buy	10/05/12	2,309,646	2,302,130	(7,516)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Chilean Peso	982,779,818	Buy	10/05/12	$1,951,121	$2,015,873	$64,752
Deutsche Bank AG	Danish Krone	11,481,481	Buy	10/05/12	1,904,410	1,901,471	(2,939)
Deutsche Bank AG	Canadian Dollar	1,873,922	Buy	08/24/12	1,833,000	1,867,553	34,553
Deutsche Bank AG	EU Euro	10,992,584	Buy	08/24/12	14,008,290	13,529,202	(479,088)
Deutsche Bank AG	Japanese Yen	1,092,783,976	Buy	08/24/12	13,676,091	13,991,309	315,218
Deutsche Bank AG	Turkish Lira	47,960,528	Buy	08/24/12	25,947,163	26,605,458	658,295
Deutsche Bank AG	EU Euro	45,980,187	Buy	08/24/12	59,057,596	56,590,443	(2,467,153)
Deutsche Bank AG	Israeli New Shekel	5,794,841	Buy	08/24/12	1,506,601	1,452,796	(53,805)
Deutsche Bank AG	Japanese Yen	288,854,412	Buy	08/24/12	3,621,000	3,698,308	77,308
Deutsche Bank AG	Malaysian Ringgit	23,552,410	Buy	08/24/12	7,580,435	7,511,253	(69,182)
Deutsche Bank AG	Taiwan New Dollar	20,475,156	Buy	08/24/12	694,426	682,758	(11,668)
Deutsche Bank AG	South African Rand	179,334,962	Buy	08/24/12	21,600,896	21,591,735	(9,161)
HSBC	Thai Baht	207,614,191	Buy	08/24/12	6,556,583	6,584,578	27,995
HSBC	Thai Baht	230,783,179	Buy	08/24/12	7,288,273	7,319,393	31,120
HSBC	Thai Baht	115,348,573	Buy	08/24/12	3,642,778	3,658,332	15,554
HSBC	Brazilian Real	22,907,690	Buy	10/05/12	11,117,000	11,044,310	(72,690)
HSBC	EU Euro	15,544,531	Buy	08/24/12	19,897,000	19,131,543	(765,457)
HSBC	Chinese Yuan	69,676,320	Buy	08/24/12	11,087,893	10,928,225	(159,668)
JPMorgan Chase & Co.	Canadian Dollar	99,582	Buy	08/24/12	98,000	99,244	1,244
JPMorgan Chase & Co.	Mexican Peso	111,361,945	Buy	08/24/12	8,303,000	8,353,432	50,432
JPMorgan Chase & Co.	Canadian Dollar	2,524,605	Buy	08/24/12	2,489,000	2,516,026	27,026
JPMorgan Chase & Co.	Japanese Yen	311,372,433	Buy	08/24/12	3,923,000	3,986,614	63,614
JPMorgan Chase & Co.	Mexican Peso	195,870,680	Buy	08/24/12	14,043,685	14,692,564	648,879
JPMorgan Chase & Co.	EU Euro	10,831,123	Buy	08/24/12	13,720,000	13,330,482	(389,518)
JPMorgan Chase & Co.	Hungarian Forint	1,697,650,125	Buy	10/05/12	7,229,220	7,343,318	114,098
JPMorgan Chase & Co.	Hungarian Forint	2,911,910,400	Buy	10/05/12	12,401,890	12,595,696	193,806
JPMorgan Chase & Co.	Mexican Peso	98,715,618	Buy	08/24/12	6,797,000	7,404,812	607,812
JPMorgan Chase & Co.	Mexican Peso	98,779,442	Buy	08/24/12	6,797,000	7,409,599	612,599
JPMorgan Chase & Co.	Canadian Dollar	4,111,568	Buy	08/24/12	3,991,000	4,097,596	106,596
JPMorgan Chase & Co.	New Zealand Dollar	3,130,694	Buy	10/05/12	2,481,000	2,523,969	42,969
JPMorgan Chase & Co.	New Zealand Dollar	2,779,741	Buy	10/05/12	2,202,000	2,241,031	39,031
JPMorgan Chase & Co.	Hungarian Forint	711,241,888	Buy	10/05/12	2,989,656	3,076,532	86,876
JPMorgan Chase & Co.	Norwegian Krone	19,569,612	Buy	10/05/12	3,202,713	3,238,351	35,638
JPMorgan Chase & Co.	Swedish Krona	44,888,275	Buy	10/05/12	6,386,499	6,582,449	195,950
JPMorgan Chase & Co.	Japanese Yen	160,559,872	Buy	08/24/12	2,024,000	2,055,706	31,706
JPMorgan Chase & Co.	Mexican Peso	90,192,672	Buy	08/24/12	6,537,454	6,765,493	228,039
JPMorgan Chase & Co.	Mexican Peso	153,700,666	Buy	08/24/12	11,138,456	11,529,326	390,870
UBS Warburg LLC	EU Euro	5,648,059	Buy	08/24/12	6,984,000	6,951,389	(32,611)
UBS Warburg LLC	Japanese Yen	161,390,695	Buy	08/24/12	2,065,000	2,066,344	1,344
UBS Warburg LLC	EU Euro	11,072,059	Buy	08/24/12	13,779,000	13,627,015	(151,985)
UBS Warburg LLC	EU Euro	8,144,799	Buy	08/24/12	10,290,000	10,024,269	(265,731)
UBS Warburg LLC	New Zealand Dollar	8,698,511	Buy	10/05/12	7,011,000	7,012,751	1,751
UBS Warburg LLC	New Zealand Dollar	8,705,754	Buy	10/05/12	6,984,000	7,018,590	34,590
UBS Warburg LLC	New Zealand Dollar	8,705,320	Buy	10/05/12	6,984,000	7,018,240	34,240
UBS Warburg LLC	Canadian Dollar	9,108,564	Buy	08/24/12	8,808,000	9,077,610	269,610
UBS Warburg LLC	Swedish Krona	49,221,113	Buy	10/05/12	7,073,000	7,217,819	144,819
UBS Warburg LLC	EU Euro	8,222,780	Buy	08/24/12	10,196,000	10,120,245	(75,755)
UBS Warburg LLC	Norwegian Krone	42,106,986	Buy	10/05/12	6,895,000	6,967,804	72,804
UBS Warburg LLC	Norwegian Krone	42,102,835	Buy	10/05/12	6,895,000	6,967,117	72,117
							$5,176,268

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barlcays Bank PLC	Australian Dollar	6,849,161	Sell	08/24/12	$7,019,000	$7,180,373	$(161,373)
Barlcays Bank PLC	South Korean Won	18,736,617,730	Sell	08/24/12	16,321,096	16,541,492	(220,396)
Barlcays Bank PLC	South African Rand	44,627,285	Sell	08/24/12	5,201,514	5,373,077	(171,563)
Barlcays Bank PLC	South African Rand	44,673,958	Sell	08/24/12	5,203,679	5,378,696	(175,017)
Barlcays Bank PLC	Russian Ruble	339,342,000	Sell	08/24/12	10,098,412	10,483,135	(384,723)
Barlcays Bank PLC	Russian Ruble	339,307,500	Sell	08/24/12	10,097,386	10,482,069	(384,683)
Barlcays Bank PLC	South African Rand	57,835,684	Sell	08/24/12	6,888,000	6,963,354	(75,354)
Barlcays Bank PLC	Russian Ruble	111,676,725	Sell	08/24/12	3,412,352	3,449,977	(37,625)
Barlcays Bank PLC	EU Euro	8,084,785	Sell	08/24/12	10,213,000	9,950,407	262,593
Barlcays Bank PLC	Canadian Dollar	3,724,754	Sell	08/24/12	3,624,000	3,712,096	(88,096)
Barlcays Bank PLC	EU Euro	13,214,125	Sell	08/24/12	16,583,000	16,263,379	319,621
Barlcays Bank PLC	South African Rand	49,036,176	Sell	08/24/12	5,764,844	5,903,903	(139,059)
Barlcays Bank PLC	Swedish Krona	48,683,214	Sell	10/05/12	6,862,000	7,138,941	(276,941)
Barlcays Bank PLC	South African Rand	70,615,187	Sell	08/24/12	8,151,590	8,501,992	(350,402)
Barlcays Bank PLC	New Zealand Dollar	14,773,013	Sell	10/05/12	11,676,043	11,910,022	(233,979)
Barlcays Bank PLC	Canadian Dollar	19,729,530	Sell	08/24/12	19,145,218	19,662,483	(517,265)
Barlcays Bank PLC	Polish Zloty	24,089,925	Sell	08/24/12	6,914,000	7,187,963	(273,963)
Barlcays Bank PLC	Canadian Dollar	2,353,222	Sell	08/24/12	2,290,000	2,345,225	(55,225)
Barlcays Bank PLC	Russian Ruble	172,854,500	Sell	08/24/12	5,466,101	5,339,914	126,187
Barlcays Bank PLC	Thai Baht	267,713,515	Sell	08/24/12	8,488,602	8,490,656	(2,054)
Barlcays Bank PLC	Russian Ruble	200,644,048	Sell	08/24/12	6,319,000	6,198,403	120,597
Barlcays Bank PLC	EU Euro	2,250,540	Sell	08/24/12	2,866,000	2,769,868	96,132
Barlcays Bank PLC	Russian Ruble	174,274,895	Sell	08/24/12	5,530,956	5,383,793	147,163
Barlcays Bank PLC	South African Rand	68,089,028	Sell	08/24/12	8,155,664	8,197,845	(42,181)
Barlcays Bank PLC	South African Rand	68,167,777	Sell	08/24/12	8,165,096	8,207,326	(42,230)
Barlcays Bank PLC	Mexican Peso	77,900,528	Sell	08/24/12	5,646,603	5,843,440	(196,837)
Barlcays Bank PLC	Canadian Dollar	6,309,889	Sell	08/24/12	6,274,606	6,288,445	(13,839)
Barlcays Bank PLC	Mexican Peso	94,694,274	Sell	08/24/12	6,849,000	7,103,165	(254,165)
Barlcays Bank PLC	Russian Ruble	97,541,326	Sell	08/24/12	3,156,524	3,013,299	143,225
Citigroup, Inc.	Polish Zloty	515,188	Sell	08/24/12	151,514	153,722	(2,208)
Citigroup, Inc.	South African Rand	69,601,076	Sell	08/24/12	8,107,055	8,379,894	(272,839)
Citigroup, Inc.	South African Rand	44,627,285	Sell	08/24/12	5,197,432	5,373,077	(175,645)
Citigroup, Inc.	South African Rand	44,603,975	Sell	08/24/12	5,194,717	5,370,270	(175,553)
Citigroup, Inc.	Russian Ruble	221,920,100	Sell	08/24/12	6,742,423	6,855,675	(113,252)
Citigroup, Inc.	Russian Ruble	330,950,410	Sell	08/24/12	10,055,004	10,223,897	(168,893)
Citigroup, Inc.	Norwegian Krone	8,531,656	Sell	10/05/12	1,400,000	1,411,806	(11,806)
Citigroup, Inc.	Hungarian Forint	1,187,174,900	Sell	10/05/12	4,988,884	5,135,217	(146,333)
Citigroup, Inc.	Hungarian Forint	3,275,611,653	Sell	10/05/12	13,765,885	14,168,914	(403,029)
Credit Suisse First Boston	Mexican Peso	165,884	Sell	08/24/12	12,476	12,444	32
Credit Suisse First Boston	South African Rand	154,111,759	Sell	08/24/12	18,064,541	18,554,889	(490,348)
Credit Suisse First Boston	South African Rand	121,903,234	Sell	08/24/12	14,680,327	14,677,017	3,310
Credit Suisse First Boston	EU Euro	11,523,895	Sell	08/24/12	14,128,054	14,183,117	(55,063)
Credit Suisse First Boston	Mexican Peso	452,665	Sell	08/24/12	33,976	33,955	21
Credit Suisse First Boston	Japanese Yen	191,526,324	Sell	08/24/12	2,399,000	2,452,181	(53,181)
Credit Suisse First Boston	EU Euro	11,015,995	Sell	08/24/12	13,750,000	13,558,015	191,985
Credit Suisse First Boston	EU Euro	5,501,236	Sell	08/24/12	6,867,000	6,770,685	96,315
Credit Suisse First Boston	EU Euro	8,589	Sell	08/24/12	10,712	10,571	141
Credit Suisse First Boston	Japanese Yen	539,456,656	Sell	08/24/12	6,789,000	6,906,859	(117,859)
Credit Suisse First Boston	Japanese Yen	539,558,491	Sell	08/24/12	6,789,000	6,908,163	(119,163)
Credit Suisse First Boston	Norwegian Krone	42,982,033	Sell	10/05/12	7,024,000	7,112,605	(88,605)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	Canadian Dollar	6,195,214	Sell	08/24/12	$6,033,051	$6,174,160	$(141,109)
Credit Suisse First Boston	Japanese Yen	205,160,224	Sell	08/24/12	2,579,000	2,626,741	(47,741)
Credit Suisse First Boston	Canadian Dollar	13,769,928	Sell	08/24/12	13,699,867	13,723,133	(23,266)
Credit Suisse First Boston	EU Euro	11,924,329	Sell	08/24/12	15,337,000	14,675,953	661,047
Deutsche Bank AG	Australian Dollar	6,856,796	Sell	08/24/12	7,019,000	7,188,377	(169,377)
Deutsche Bank AG	Mexican Peso	216,142	Sell	08/24/12	16,258	16,213	45
Deutsche Bank AG	South African Rand	97,056,217	Sell	08/24/12	11,692,897	11,685,463	7,434
Deutsche Bank AG	Australian Dollar	856,951	Sell	08/24/12	880,000	898,392	(18,392)
Deutsche Bank AG	South African Rand	43,768,760	Sell	08/24/12	5,309,000	5,269,711	39,289
Deutsche Bank AG	EU Euro	1,565,898	Sell	08/24/12	1,921,000	1,927,240	(6,240)
Deutsche Bank AG	Czech Koruna	145,727,206	Sell	08/24/12	7,033,000	7,080,058	(47,058)
Deutsche Bank AG	EU Euro	1,710,479	Sell	08/24/12	2,107,000	2,105,184	1,816
Deutsche Bank AG	South African Rand	20,568,857	Sell	08/24/12	2,506,148	2,476,468	29,680
Deutsche Bank AG	Mexican Peso	76,646,332	Sell	08/24/12	5,575,000	5,749,360	(174,360)
Deutsche Bank AG	Russian Ruble	222,035,100	Sell	08/24/12	6,766,165	6,859,227	(93,062)
Deutsche Bank AG	South African Rand	36,330,111	Sell	08/24/12	4,384,892	4,374,107	10,785
Deutsche Bank AG	Japanese Yen	154,712,600	Sell	08/24/12	1,960,000	1,980,842	(20,842)
Deutsche Bank AG	EU Euro	8,130,081	Sell	08/24/12	10,213,000	10,006,156	206,844
Deutsche Bank AG	Canadian Dollar	635,491	Sell	08/24/12	615,000	633,331	(18,331)
Deutsche Bank AG	Japanese Yen	303,109,196	Sell	08/24/12	3,835,000	3,880,817	(45,817)
Deutsche Bank AG	Russian Ruble	161,174,475	Sell	08/24/12	4,851,000	4,979,088	(128,088)
Deutsche Bank AG	Brazilian Real	86,836,690	Sell	10/05/12	42,082,234	41,865,912	216,322
Deutsche Bank AG	Colombian Peso	12,726,213,500	Sell	10/05/12	7,033,000	7,022,923	10,077
Deutsche Bank AG	EU Euro	490,627	Sell	08/24/12	615,000	603,843	11,157
Deutsche Bank AG	EU Euro	28,000,000	Sell	08/24/12	35,071,092	34,461,200	609,892
Deutsche Bank AG	Turkish Lira	34,775,807	Sell	08/24/12	18,415,000	19,291,411	(876,411)
Deutsche Bank AG	South African Rand	93,789,427	Sell	08/24/12	11,022,000	11,292,146	(270,146)
Deutsche Bank AG	EU Euro	2,673,396	Sell	08/24/12	3,403,000	3,290,301	112,699
Deutsche Bank AG	EU Euro	10,743,058	Sell	08/24/12	13,698,000	13,222,095	475,905
Deutsche Bank AG	EU Euro	2,919,835	Sell	08/24/12	3,723,000	3,593,608	129,392
Deutsche Bank AG	Canadian Dollar	3,070,078	Sell	08/24/12	3,057,000	3,059,645	(2,645)
Deutsche Bank AG	Russian Ruble	213,579,668	Sell	08/24/12	6,917,000	6,598,018	318,982
HSBC	Russian Ruble	178,606,500	Sell	08/24/12	5,436,701	5,517,608	(80,907)
HSBC	Chinese Yuan	69,676,320	Sell	08/24/12	10,933,392	10,928,225	5,167
HSBC	Thai Baht	289,283,691	Sell	08/24/12	9,135,755	9,174,763	(39,008)
JPMorgan Chase & Co.	Mexican Peso	155,089	Sell	08/24/12	11,525	11,633	(108)
JPMorgan Chase & Co.	Australian Dollar	1,248,216	Sell	08/24/12	1,274,000	1,308,577	(34,577)
JPMorgan Chase & Co.	Australian Dollar	1,223,762	Sell	08/24/12	1,246,000	1,282,941	(36,941)
JPMorgan Chase & Co.	EU Euro	1,627,669	Sell	08/24/12	1,992,000	2,003,265	(11,265)
JPMorgan Chase & Co.	Australian Dollar	6,921,429	Sell	08/24/12	7,022,482	7,256,136	(233,654)
JPMorgan Chase & Co.	Mexican Peso	94,605,575	Sell	08/24/12	6,883,000	7,096,511	(213,511)
JPMorgan Chase & Co.	Mexican Peso	267,470	Sell	08/24/12	19,465	20,063	(598)
JPMorgan Chase & Co.	Canadian Dollar	3,172,729	Sell	08/24/12	3,090,000	3,161,947	(71,947)
JPMorgan Chase & Co.	British Pound	8,300,000	Sell	10/05/12	13,019,231	13,012,709	6,522
JPMorgan Chase & Co.	British Pound	179,295	Sell	10/05/12	278,000	281,098	(3,098)
JPMorgan Chase & Co.	Mexican Peso	109,747,855	Sell	08/24/12	7,477,000	8,232,357	(755,357)
JPMorgan Chase & Co.	Mexican Peso	109,686,842	Sell	08/24/12	7,477,000	8,227,780	(750,780)
JPMorgan Chase & Co.	South African Rand	85,375,465	Sell	08/24/12	9,906,000	10,279,114	(373,114)
JPMorgan Chase & Co.	Mexican Peso	158,836	Sell	08/24/12	11,309	11,915	(606)
JPMorgan Chase & Co.	British Pound	4,848,954	Sell	10/05/12	7,513,464	7,602,172	(88,708)
JPMorgan Chase & Co.	Mexican Peso	186,319,442	Sell	08/24/12	13,174,453	13,976,110	(801,657)
JPMorgan Chase & Co.	Canadian Dollar	2,146,060	Sell	08/24/12	2,088,393	2,138,767	(50,374)
JPMorgan Chase & Co.	Russian Ruble	172,907,000	Sell	08/24/12	5,467,847	5,341,535	126,312
JPMorgan Chase & Co.	Japanese Yen	330,955,689	Sell	08/24/12	4,136,000	4,237,346	(101,346)
UBS Warburg LLC	EU Euro	11,032,520	Sell	08/24/12	13,779,000	13,578,353	200,647
							$(7,533,852)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on July 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	75	09/06/12	$12,649,802	$118,002
Australia 10-Year Bond	20	09/17/12	2,642,027	(42,120)
Australia 3-Year Bond	108	09/17/12	12,484,022	(73,749)
Canada 10-Year Bond	32	09/19/12	4,433,445	68,062
Euro-Bund	35	09/06/12	6,225,792	(22,720)
Euro-Schatz	453	09/06/12	61,837,839	38,837
Long Gilt	217	09/26/12	41,466,182	674,578
Short Gilt	36	09/26/12	5,889,185	10,147
U.S. Treasury 10-Year Note	158	09/19/12	21,275,688	273,636
			$168,903,982	$1,044,673
Short Contracts
Euro-Bobl 5-Year	(90)	09/06/12	(14,146,591)	(14,601)
Medium Gilt	(60)	09/26/12	(10,751,309)	(95,309)
U.S. Treasury 2-Year Note	(170)	09/28/12	(37,503,595)	(32,926)
U.S. Treasury 5-Year Note	(146)	09/28/12	(18,218,063)	(112,146)
U.S. Treasury Long Bond	(106)	09/19/12	(16,009,313)	36,173
U.S. Treasury Ultra Long Bond	(212)	09/19/12	(36,570,000)	542,900
			$(133,198,871)	$324,091

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

ING Global Bond Fund Over-the-Counter Interest Rate Swap Agreements Outstanding on July 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.270% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG	07/17/16	AUD	94,900,000	$(259,697)	$—	$(259,697)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	84,000,000	(1,831,821)	—	(1,831,821)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	47,000,000	(1,028,124)	—	(1,028,124)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	48,000,000	(1,046,755)	—	(1,046,755)
Receive a fixed rate equal to 2.175% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	06/27/22	CAD	43,600,000	265,480	—	265,480
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	7,250,000,000	(57,651)	—	(57,651)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	7,250,000,000	(30,177)	—	(30,177)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	7,250,000,000	(2,704)	—	(2,704)
Receive a floating rate based on the 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	265,000,000	(358,356)	—	(358,356)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	288,000,000	(314,778)	—	(314,778)
Receive a fixed rate equal to 0.988% and pay a floating rate based on the 6-month EUR-EURIBOR Counterparty: Credit Suisse First Boston	05/21/14	EUR	69,000,000	472,561	—	472,561
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	17,000,000,000	(554,978)	—	(554,978)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	17,000,000,000	(550,449)	—	(550,449)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.390% Counterparty: Deutsche Bank AG	05/10/14	KRW	41,000,000,000	(371,469)	—	(371,469)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 2.990% Counterparty: Deutsche Bank AG	07/13/14	KRW	41,000,000,000	(132,554)	—	(132,554)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.680% Counterparty: Bank of America	03/27/17	MXN	219,000,000	(499,172)	—	(499,172)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Barclays Bank PLC	06/13/14	MXN	212,000,000	(231,039)	—	(231,039)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/13/14	MXN	505,000,000	46,675	—	46,675
Receive a fixed rate equal to 4.760% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	06/17/14	MXN	503,000,000	32,731	—	32,731
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/11/14	MXN	410,000,000	32,370	—	32,370
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/13/14	MXN	490,000,000	45,288	—	45,288
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.350% Counterparty: Credit Suisse First Boston	06/07/17	MXN	175,000,000	(203,082)	—	(203,082)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.330% Counterparty: Credit Suisse First Boston	06/13/17	MXN	265,000,000	(288,799)	—	(288,799)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.480% Counterparty: Credit Suisse First Boston	05/06/22	MXN	120,650,000	(663,330)	—	(663,330)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.490% Counterparty: Credit Suisse First Boston	05/23/22	MXN	124,000,000	(689,251)	—	(689,251)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	165,116,773	14,252	—	14,252

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/11/14	MXN	620,000,000	$48,949	$—	$48,949
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	06/13/14	MXN	490,000,000	45,288	—	45,288
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	144,477,176	(272,588)	—	(272,588)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.340% Counterparty: Deutsche Bank AG	06/07/17	MXN	268,000,000	(301,848)	—	(301,848)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	41,279,193	230,344	—	230,344
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.370% Counterparty: Deutsche Bank AG	05/25/22	MXN	120,000,000	(575,593)	—	(575,593)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.310% Counterparty: JPMorgan Chase & Co.	06/03/22	MXN	115,000,000	(507,081)	—	(507,081)
Receive a fixed rate equal to 4.755% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	620,000,000	36,043	—	36,043
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	500,000,000	46,213	—	46,213
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	124,000,000	(542,862)	—	(542,862)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	121,000,000	136,005	—	136,005
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	115,000,000	145,861	—	145,861
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	48,500,000	(448,863)	1	(448,864)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	52,000,000	(342,414)	—	(342,414)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Barclays Bank PLC	06/04/17	PLN	57,000,000	(364,543)	—	(364,543)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	54,500,000	(348,554)	—	(348,554)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.083% Counterparty: Deutsche Bank AG	04/26/22	USD	39,788,000	(1,864,829)	—	(1,864,829)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.654% Counterparty: JPMorgan Chase & Co.	05/21/14	USD	98,100,000	(437,328)	—	(437,328)
				$(13,522,629)	$1	$(13,522,630)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

ING Global Bond Fund Written OTC Options on July 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
34,700,000	Barclays Bank PLC	CAD Put vs. USD Call Currency Option	1.200 USD	08/16/12	$17,279	$—
56,700,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.203 USD	01/04/13	675,864	(1,123,831)
51,500,000	Barclays Bank PLC	USD Put vs. EUR Call Currency Option	1.360 USD	09/17/12	248,230	(4,742)
17,100,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.295 USD	08/23/12	69,324	(4,540)
17,300,000	Deutsche Bank AG	USD Put vs. SEK Call Currency Option	6.900 USD	09/14/12	124,646	(414,669)
14,000,000	Deutsche Bank AG	ZAR Put vs. USD Call Currency Option	8.750 USD	08/23/12	$95,676	$(46,438)
		Total Written OTC Options			$1,231,019	$(1,594,220)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of July 31, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of July 31, 2012:

Derivatives Fair Value*
Credit contracts	$275,246
Foreign exchange contracts	(1,392,464)
Interest rate contracts	(12,153,865)
Total	$(13,271,083)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 3.0%
70,899		Amcor Ltd.	$559,727	0.8
104,642		Insurance Australia Group	412,645	0.5
55,119		Westfield Group	576,542	0.8
25,964		Westpac Banking Corp.	629,757	0.9
			2,178,671	3.0
		Brazil: 0.4%
16,513		Petroleo Brasileiro SA ADR	314,242	0.4
		Canada: 3.7%
10,400		Canadian Imperial Bank of Commerce	760,672	1.1
990		Fairfax Financial Holdings Ltd.	372,663	0.5
38,058		Shaw Communications, Inc. - Class B	742,678	1.0
16,919		TransCanada Corp.	770,495	1.1
			2,646,508	3.7
		France: 8.7%
17,314		Accor S.A.	574,572	0.8
16,077		Alstom	532,808	0.7
18,733		BNP Paribas	691,995	1.0
20,113		Capgemini S.A.	733,917	1.0
18,615		Cie de Saint-Gobain	560,558	0.8
17,640		Eutelsat Communications	532,584	0.7
50,067		Gaz de France	1,117,255	1.6
9,555		Sanofi-Aventis	779,572	1.1
16,161		Vinci S.A.	684,375	1.0
			6,207,636	8.7
		Germany: 5.6%
20,271		Aixtron AG	266,559	0.4
15,115		Bayer AG	1,148,028	1.6
15,792		DaimlerChrysler AG	786,846	1.1
66,550		Deutsche Telekom AG	750,152	1.0
18,579		Metro AG	510,897	0.7
3,893		Muenchener Rueckversicherungs AG	551,610	0.8
			4,014,092	5.6
		Hong Kong: 1.1%
13,414		China Mobile Ltd. ADR	779,622	1.1
		Israel: 0.8%
51,297		Israel Chemicals Ltd.	607,268	0.8
		Italy: 0.4%
242,906		Intesa Sanpaolo S.p.A.	307,050	0.4
		Japan: 9.2%
16,500		Astellas Pharma, Inc.	783,843	1.1
12,000		Canon, Inc.	400,718	0.6
6,100		East Japan Railway Co.	390,198	0.5
49,800		Itochu Corp.	515,520	0.7
41,100		Kuraray Co., Ltd.	481,061	0.7
114,400		Mitsubishi UFJ Financial Group, Inc.	554,730	0.8
49,600		Mitsui & Co., Ltd.	732,426	1.0
73,500		Nissan Motor Co., Ltd.	691,063	1.0
11,400		Secom Co., Ltd.	527,415	0.7
82,000		Sumitomo Heavy Industries	328,586	0.5
22,400		Sumitomo Mitsui Financial Group, Inc.	705,405	1.0
11,800		TDK Corp.	447,558	0.6
			6,558,523	9.2
		Luxembourg: 1.1%
47,356		ArcelorMittal	753,904	1.1
		Netherlands: 3.5%
122,909		Aegon NV	557,933	0.8
8,380		Fugro NV	548,375	0.7
31,151		Royal Dutch Shell PLC	1,061,008	1.5
90,769		TNT NV	369,117	0.5
			2,536,433	3.5
		Portugal: 0.5%
161,001		Energias de Portugal S.A.	367,013	0.5
		Singapore: 2.1%
266,000		Singapore Telecommunications Ltd.	763,309	1.1
46,000		United Overseas Bank Ltd.	736,895	1.0
			1,500,204	2.1
		South Korea: 0.5%
11,910		Woongjin Coway Co., Ltd.	371,670	0.5
		Sweden: 1.5%
116,702		Telefonaktiebolaget LM Ericsson	1,083,675	1.5
		Switzerland: 3.7%
19,459		Novartis AG	1,142,614	1.6
4,235		Roche Holding AG - Genusschein	749,915	1.1
3,266	@	Zurich Financial Services AG	724,864	1.0
			2,617,393	3.7
		Taiwan: 1.0%
52,349		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	731,316	1.0

		United Kingdom: 12.3%
8,569		AstraZeneca PLC	400,188	0.6
210,925		Barclays PLC	549,331	0.8
25,208		BHP Billiton PLC	735,033	1.0
108,413		BP PLC	719,851	1.0
154,245		BT Group PLC	524,772	0.7
52,982		Capita Group PLC	588,988	0.8
15,100	@	Ensco PLC	820,383	1.2

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
81,961		HSBC Holdings PLC	$684,707	0.9
17,974		Imperial Tobacco Group PLC	697,472	1.0
29,142		Land Securities Group PLC	359,968	0.5
59,890		Prudential PLC	712,677	1.0
13,056		Reckitt Benckiser PLC	716,480	1.0
85,461		Reed Elsevier PLC	719,368	1.0
112,764		Tesco PLC	561,448	0.8
			8,790,666	12.3
		United States: 39.6%
10,878		Abbott Laboratories	721,320	1.0
14,300		Analog Devices, Inc.	558,844	0.8
53,500	L	Arch Coal, Inc.	385,735	0.5
20,600		Bristol-Myers Squibb Co.	733,360	1.0
21,946		Carnival Corp.	730,363	1.0
17,600		CenturyTel, Inc.	731,104	1.0
10,000		Chevron Corp.	1,095,800	1.5
5,900		Diamond Offshore Drilling	385,978	0.5
21,900		Dow Chemical Co.	630,282	0.9
5,400		Dun & Bradstreet Corp./The	433,026	0.6
8,200		Eli Lilly & Co.	361,046	0.5
12,600		ExxonMobil Corp.	1,094,310	1.5
72,200		First Niagara Financial Group, Inc.	547,276	0.8
19,927		Freeport-McMoRan Copper & Gold, Inc.	670,942	0.9
55,661		General Electric Co.	1,154,966	1.6
9,000		Harris Corp.	374,850	0.5
33,800		Hewlett-Packard Co.	616,512	0.9
10,300		Home Depot, Inc.	537,454	0.8
8,161		Johnson & Johnson	564,904	0.8
30,488		JPMorgan Chase & Co.	1,097,568	1.5
7,700		KLA-Tencor Corp.	392,007	0.6
13,881		Kraft Foods, Inc.	551,214	0.8
35,400		Metlife, Inc.	1,089,258	1.5
35,525		Microsoft Corp.	1,046,922	1.5
13,169		Molson Coors Brewing Co.	557,312	0.8
14,300		Northeast Utilities	570,284	0.8
6,300		Occidental Petroleum Corp.	548,289	0.8
10,394		PepsiCo, Inc.	755,956	1.1
31,247		Pfizer, Inc.	751,178	1.1
51,511	L	Pitney Bowes, Inc.	688,187	1.0
8,900		PNC Financial Services Group, Inc.	525,990	0.7
25,542		PPL Corp.	738,164	1.0
5,898		Procter & Gamble Co.	380,657	0.5
34,000		Sealed Air Corp.	550,800	0.8
18,693		Spectra Energy Corp.	573,688	0.8
19,300		St. Jude Medical, Inc.	721,048	1.0
41,400		Staples, Inc.	527,436	0.7
6,600		Time Warner Cable, Inc.	560,538	0.8
5,692		Travelers Cos., Inc.	356,604	0.5
13,500		Tyco International Ltd.	741,690	1.0
22,900		UGI Corp.	701,885	1.0
13,800		United Technologies Corp.	1,027,272	1.4
4,000		VF Corp.	597,200	0.8
			28,379,219	39.6
		Total Common Stock (Cost $71,692,375)	70,745,105	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Securities Lending Collateral(cc)(1): 1.5%
1,000,000		BNP Paribas Bank, Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.170%-5.000%, Market Value plus accrued interest $1,020,000, due 08/01/25-08/01/42)	$1,000,000	1.4
93,808		Nomura Securities, Repurchase Agreement dated 07/31/12, 0.20%, due 08/01/12 (Repurchase Amount $93,809, collateralized by various U.S. Government Securities, 0.875%-4.500%, Market Value plus accrued interest $95,684, due 03/31/15-02/15/22)	93,808	0.1
			1,093,808	1.5
		Total Short-Term Investments
		(Cost $1,093,808)	1,093,808	1.5
		Total Investments in Securities (Cost $72,786,183)	$71,838,913	100.2
		Liabilities in Excess of Other Assets	(172,092)	(0.2)
		Net Assets	$71,666,821	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $73,268,620.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$4,627,752
		Gross Unrealized Depreciation	(6,057,459)
		Net Unrealized Depreciation	$(1,429,707)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	10.2%
Consumer Staples	6.7
Energy	11.5
Financials	18.8
Health Care	12.5
Industrials	12.8
Information Technology	9.4
Materials	7.0
Telecommunication Services	4.9
Utilities	4.9
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,178,671	$—	$2,178,671
Brazil	314,242	—	—	314,242
Canada	2,646,508	—	—	2,646,508
France	—	6,207,636	—	6,207,636
Germany	—	4,014,092	—	4,014,092
Hong Kong	779,622	—	—	779,622
Israel	—	607,268	—	607,268
Italy	—	307,050	—	307,050
Japan	—	6,558,523	—	6,558,523
Luxembourg	—	753,904	—	753,904
Netherlands	—	2,536,433	—	2,536,433
Portugal	—	367,013	—	367,013
Singapore	—	1,500,204	—	1,500,204
South Korea	—	371,670	—	371,670
Sweden	—	1,083,675	—	1,083,675
Switzerland	—	2,617,393	—	2,617,393
Taiwan	731,316	—	—	731,316
United Kingdom	820,383	7,970,283	—	8,790,666
United States	28,379,219	—	—	28,379,219
Total Common Stock	33,671,290	37,073,815	—	70,745,105
Short-Term Investments	—	1,093,808	—	1,093,808
Total Investments, at fair value	$33,671,290	$38,167,623	$—	$71,838,913

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Canada: 7.7%
12,300		Barrick Gold Corp.	$404,424	0.4
57,900		Centerra Gold, Inc.	416,272	0.4
41,308		GoldCorp, Inc.	1,488,740	1.6
46,700	@	Harry Winston Diamond Corp.	605,375	0.7
62,600		Suncor Energy, Inc.	1,911,804	2.1
73,329		Teck Cominco Ltd. - Class B	2,055,412	2.2
94,417	@	Thompson Creek Metals Co., Inc.	265,312	0.3
			7,147,339	7.7
		France: 1.3%
11,912		Technip S.A.	1,250,464	1.3
		Netherlands: 2.9%
39,273		Royal Dutch Shell PLC - Class A ADR	2,678,419	2.9
		Norway: 2.6%
102,000		Statoil ASA ADR	2,426,580	2.6
		United Kingdom: 4.3%
30,881		Antofagasta PLC	515,991	0.5
47,247		BG Group PLC	930,066	1.0
14,765	@	Ensco PLC	802,182	0.9
19,313		Randgold Resources Ltd. ADR	1,728,127	1.9
			3,976,366	4.3
		United States: 79.7%
49,400		Anadarko Petroleum Corp.	3,430,336	3.7
70,009		Arch Coal, Inc.	504,765	0.5
70,700	@	Basic Energy Services, Inc.	764,974	0.8
49,100	@	Cameron International Corp.	2,468,257	2.7
73,267		Chevron Corp.	8,028,598	8.6
15,980		Cimarex Energy Co.	905,906	1.0
35,400		Cliffs Natural Resources, Inc.	1,447,506	1.6
8,000	@	Concho Resources, Inc./Midland TX	682,000	0.7
27,200		ConocoPhillips	1,480,768	1.6
9,700		Consol Energy, Inc.	281,106	0.3
44,300		Devon Energy Corp.	2,619,016	2.8
17,000		Domtar Corp.	1,255,620	1.3
43,200	@	Energy XXI Bermuda Ltd.	1,346,976	1.4
31,200		EOG Resources, Inc.	3,057,912	3.3
112,564		ExxonMobil Corp.	9,776,183	10.5
44,300	@	Forum Energy Technologies, Inc.	923,212	1.0
110,500		Freeport-McMoRan Copper & Gold, Inc.	3,720,535	4.0
58,400	@	FX Energy, Inc.	393,032	0.4
98,128		Halliburton Co.	3,250,981	3.5
63,100	@	Key Energy Services, Inc.	505,431	0.5
19,200	@	Laredo Petroleum Holdings, Inc.	441,216	0.5
13,700		Marathon Oil Corp.	362,639	0.4
16,300		Mosaic Co/The	947,193	1.0
43,278		National Oilwell Varco, Inc.	3,128,999	3.4
39,800	@	Newfield Exploration Co.	1,215,094	1.3
63,800		Newmont Mining Corp.	2,837,186	3.0
17,600	@	Oasis Petroleum, Inc.	460,768	0.5
21,600		Occidental Petroleum Corp.	1,879,848	2.0
16,600		Packaging Corp. of America	511,114	0.6
28,000		Patterson-UTI Energy, Inc.	433,440	0.5
15,250		Phillips 66	573,400	0.6
31,200		Range Resources Corp.	1,953,120	2.1
60,500	@	Rowan Companies PLC	2,125,365	2.3
83,460		Schlumberger Ltd.	5,947,360	6.4
63,500	@	Southwestern Energy Co.	2,111,375	2.3
20,654	@	Stillwater Mining Co	183,408	0.2
36,000	@	Superior Energy Services	780,120	0.8
36,400	@	Unit Corp.	1,447,264	1.6
			74,182,023	79.7
		Total Common Stock (Cost $85,220,745)	91,661,191	98.5
SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
1,525,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $1,525,000)	1,525,000	1.6
		Total Short-Term Investments (Cost $1,525,000)	1,525,000	1.6
		Total Investments in Securities (Cost $86,745,745)	$93,186,191	100.1
		Liabilities in Excess of Other Assets	(85,244)	(0.1)
		Net Assets	$93,100,947	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $89,067,747.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$12,394,091
		Gross Unrealized Depreciation	(8,275,647)
		Net Unrealized Appreciation	$4,118,444

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2012 (Unaudited) (continued)

Industry Diversification	Percentage of Net Assets
Oil & Gas	53.4%
Oil & Gas Services	20.4
Mining	14.5
Energy Equipment & Services	3.2
Iron/Steel	1.6
Forest Products & Paper	1.3
Chemicals	1.0
Oil, Gas & Consumable Fuels	1.0
Coal	0.8
Retail	0.7
Packaging & Containers	0.6
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Canada	$7,147,339	$—	$—	$7,147,339
France	—	1,250,464	—	1,250,464
Netherlands	2,678,419	—	—	2,678,419
Norway	2,426,580	—	—	2,426,580
United Kingdom	802,182	3,174,184	—	3,976,366
United States	74,182,023	—	—	74,182,023
Total Common Stock	87,236,543	4,424,648	—	91,661,191
Short-Term Investments	1,525,000	—	—	1,525,000
Total Investments, at fair value	$88,761,543	$4,424,648	$—	$93,186,191

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Brazil: 1.4%
30,885	@	Hypermarcas SA	$198,193	0.4
20,480		MRV Engenharia e Participacoes SA	112,434	0.2
40,232		PDG Realty SA Empreendimentos e Participacoes	68,127	0.2
15,423		Petroleo Brasileiro SA ADR	302,753	0.6
			681,507	1.4
		Cambodia: 0.4%
386,000		NagaCorp Ltd.	205,968	0.4

		Canada: 3.0%
17,800		Barrick Gold Corp.	585,264	1.2
20,100		Suncor Energy, Inc.	614,515	1.2
23,000		Talisman Energy, Inc.	284,389	0.6
			1,484,168	3.0
		China: 6.9%
3,000	@	Baidu.com ADR	361,560	0.7
179,000		Belle International Holdings	328,942	0.7
461,000		China Communications Construction Co., Ltd.	402,008	0.8
358,000		China Construction Bank	240,553	0.5
163,000		China Resources Enterprise	449,738	0.9
267,000		China Yurun Food Group Ltd.	158,970	0.3
128,000		Golden Eagle Retail Group Ltd.	230,670	0.5
528,000		Guangdong Investment Ltd.	379,942	0.8
25,975		Hengan International Group Co., Ltd.	245,633	0.5
412,000		Industrial and Commercial Bank of China Ltd.	234,919	0.5
380,000	L	Lonking Holdings Ltd	69,462	0.1
39,500		Ping An Insurance Group Co. of China Ltd.	307,566	0.6
			3,409,963	6.9
		Denmark: 0.6%
1,872		Novo-Nordisk A/S	288,639	0.6

		France: 3.8%
29,527		AXA S.A.	358,746	0.7
1,500		Christian Dior S.A.	207,140	0.4
4,163		LVMH Moet Hennessy Louis Vuitton S.A.	626,246	1.3
19,309		Veolia Environnement	218,483	0.5
10,798		Vinci S.A.	457,266	0.9
			1,867,881	3.8
		Germany: 3.2%
22,206		Aixtron AG	292,004	0.6
6,836		Bayer AG	519,214	1.1
1,903		Fresenius AG	202,647	0.4
5,793		HeidelbergCement AG	268,423	0.5
13,732		Rhoen Klinikum AG	295,679	0.6
			1,577,967	3.2
		Hong Kong: 2.5%
91,800	@	Chow Tai Fook Jewellery Group Ltd.	106,029	0.2
244,000	@	Galaxy Entertainment Group Ltd.	583,791	1.2
1,192,000	L	Hengdeli Holdings Ltd.	329,276	0.7
104,000		Li & Fung Ltd.	204,278	0.4
			1,223,374	2.5
		India: 2.3%
14,322		Axis Bank Ltd.	266,931	0.6
122,000		Dabur India Ltd.	260,963	0.5
130,338		ITC Ltd.	603,331	1.2
			1,131,225	2.3
		Indonesia: 2.7%
866,530		Astra International Tbk PT	637,073	1.3
804,328		Bank Mandiri Persero TBK PT	700,120	1.4
			1,337,193	2.7
		Israel: 0.5%
5,000	@	Check Point Software Technologies	242,850	0.5

		Italy: 0.6%
28,940		Fiat Industrial SpA	283,537	0.6

		Japan: 5.7%
47,000		Hitachi Ltd.	277,086	0.6
12,828		Honda Motor Co., Ltd.	407,806	0.8
1,450		Keyence Corp.	361,138	0.7
19,319		Kubota Corp.	182,648	0.4
21,000		Mitsubishi Estate Co., Ltd.	376,124	0.8
23,600		Mitsui & Co., Ltd.	348,493	0.7
13,000		Mitsui Fudosan Co., Ltd.	250,475	0.5
7,200		Sumitomo Mitsui Financial Group, Inc.	226,737	0.4
9,800		Toyota Motor Corp.	374,721	0.8
			2,805,228	5.7
		Macau: 1.0%
175,200		Sands China Ltd.	513,918	1.0

		Malaysia: 0.6%
243,200		AirAsia BHD	290,044	0.6

		Netherlands: 4.7%
57,814		Aegon NV	262,441	0.5
29,000		CSM	433,171	0.9
25,217		Royal Dutch Shell PLC	858,895	1.7
192,706		TNT NV	783,649	1.6
			2,338,156	4.7

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Norway: 0.8%
23,059		Telenor ASA	$389,914	0.8

		Peru: 0.6%
2,469	@	Credicorp Ltd.	286,256	0.6

		Philippines: 0.1%
42,550		Universal Robina Corp.	59,750	0.1

		Poland: 0.5%
24,018		Powszechna Kasa Oszczednosci Bank Polski S.A.	233,122	0.5

		Portugal: 0.7%
75,800		Portugal Telecom SGPS S.A.	321,517	0.7

		Russia: 1.3%
47,461		Gazprom OAO ADR	439,252	0.9
10,614	@	X5 Retail Group N.V. GDR	207,284	0.4
			646,536	1.3
		Singapore: 1.2%
79,000		Oversea-Chinese Banking Corp.	604,214	1.2

		South Korea: 1.7%
727		Samsung Electronics Co., Ltd.	835,702	1.7

		Sweden: 0.5%
27,355		Telefonaktiebolaget LM Ericsson	254,014	0.5

		Switzerland: 7.1%
29,900	@	ABB Ltd.	519,855	1.0
16,773	@	Credit Suisse Group	285,562	0.6
19,072		Nestle S.A.	1,171,712	2.4
21,578		Novartis AG	1,267,040	2.6
706		Syngenta AG	240,733	0.5
			3,484,902	7.1
		United Kingdom: 9.9%
33,896		BG Group PLC	667,249	1.3
114,355		BP PLC	759,305	1.5
3,391		British American Tobacco PLC	180,110	0.4
22,292		Eurasian Natural Resources Corp.	136,603	0.3
115,496		HSBC Holdings PLC	964,861	2.0
21,503		Imperial Tobacco Group PLC	834,414	1.7
7,470		Rio Tinto PLC	344,005	0.7
8,000		Shire PLC	230,760	0.5
21,501		Standard Chartered PLC	492,201	1.0
20,000		Xstrata PLC	264,295	0.5
			4,873,803	9.9
		United States: 33.5%
5,165		Abbott Laboratories	342,491	0.7
5,000	@,L	Acme Packet, Inc.	79,250	0.2
16,299	@	Adobe Systems, Inc.	503,313	1.0
1,710	@	Apple, Inc.	1,044,400	2.1
2,900		Ashland, Inc.	204,131	0.4
3,000	@	BioMarin Pharmaceuticals, Inc.	117,870	0.2
24,946		Blackstone Group LP	345,502	0.7
3,900	@	BorgWarner, Inc.	261,690	0.5
8,807	@	Celgene Corp.	602,927	1.2
12,700	@	Ciena Corp.	203,581	0.4
23,651		Citigroup, Inc.	641,652	1.3
4,000	@	Coach, Inc.	205,402	0.4
10,019	@	EMC Corp.	262,598	0.5
1,800	@	F5 Networks, Inc.	168,084	0.3
8,400		Freeport-McMoRan Copper & Gold, Inc.	282,828	0.6
1,618	@	Google, Inc. - Class A	1,024,145	2.1
16,500		Halliburton Co.	546,645	1.1
5,800	@	Informatica Corp.	171,158	0.4
18,160	@	Juniper Networks, Inc.	318,345	0.7
13,500		KBR, Inc.	354,240	0.7
11,789		Mead Johnson Nutrition Co.	860,125	1.8
35,357		Microsoft Corp.	1,041,971	2.1
4,606		Monsanto Co.	394,366	0.8
6,436		Mosaic Co/The	373,996	0.8
33,698	@	NetApp, Inc.	1,100,914	2.2
9,100	@	Nuance Communications, Inc.	185,185	0.4
5,238		Occidental Petroleum Corp.	455,863	0.9
20,637	@	Quanta Services, Inc.	474,445	1.0
3,000	@	Red Hat, Inc.	160,980	0.3
9,500	@	Riverbed Technolgoy, Inc.	167,580	0.3
5,900		Schlumberger Ltd.	420,434	0.9
11,066	@	Southwestern Energy Co.	367,944	0.8
26,315	@	Symantec Corp.	414,461	0.8
10,085		Thermo Fisher Scientific, Inc.	561,432	1.1
6,900	@,L	Universal Display Corp.	219,144	0.5
7,500	@,L	Veeco Instruments, Inc.	267,825	0.5
2,700	@	VMware, Inc.	245,052	0.5
32,700	@	Weatherford International Ltd.	394,035	0.8
11,525		Yum! Brands, Inc.	747,281	1.5
			16,533,285	33.5
		Total Common Stock (Cost $46,284,903)	48,204,633	97.8

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.7%
9,284	@	SPDR S&P Biotech ETF	$834,446	1.7
		Total Exchange-Traded Funds
		(Cost $462,204)	834,446	1.7
		Total Long-Term Investments
		(Cost $46,747,107)	49,039,079	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%

		Securities Lending Collateral(cc)(1): 1.5%
743,826

UBS Warburg LLC, Repurchase Agreement dated 07/31/12, 0.19%, due 08/01/12 (Repurchase Amount $743,830, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $758,703, due 09/01/24-08/01/42)

		(Cost $743,826)	$743,826	1.5
		Total Short-Term Investments
		(Cost $743,826)	743,826	1.5
		Total Investments in Securities (Cost $47,490,933)	$49,782,905	101.0
		Liabilities in Excess of Other Assets	(475,845)	(1.0)
		Net Assets	$49,307,060	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $47,896,329.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$7,070,464
		Gross Unrealized Depreciation	(5,183,888)
		Net Unrealized Appreciation	$1,886,576

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	12.5%
Consumer Staples	11.5
Energy	12.3
Exchange-Traded Funds	1.7
Financials	14.4
Health Care	9.0
Industrials	8.4
Information Technology	20.6
Materials	6.3
Telecommunication Services	1.5
Utilities	1.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Opportunities Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Brazil	$681,507	$—	$—	$681,507
Cambodia	—	205,968	—	205,968
Canada	1,484,168	—	—	1,484,168
China	361,560	3,048,403	—	3,409,963
Denmark	—	288,639	—	288,639
France	—	1,867,881	—	1,867,881
Germany	295,679	1,282,288	—	1,577,967
Hong Kong	—	1,223,374	—	1,223,374
India	—	1,131,225	—	1,131,225
Indonesia	—	1,337,193	—	1,337,193
Israel	242,850	—	—	242,850
Italy	—	283,537	—	283,537
Japan	—	2,805,228	—	2,805,228
Macau	—	513,918	—	513,918
Malaysia	—	290,044	—	290,044
Netherlands	—	2,338,156	—	2,338,156
Norway	—	389,914	—	389,914
Peru	286,256	—	—	286,256
Philippines	—	59,750	—	59,750
Poland	—	233,122	—	233,122
Portugal	—	321,517	—	321,517
Russia	439,252	207,284	—	646,536
Singapore	—	604,214	—	604,214
South Korea	—	835,702	—	835,702
Sweden	—	254,014	—	254,014
Switzerland	—	3,484,902	—	3,484,902
United Kingdom	—	4,873,803	—	4,873,803
United States	16,533,285	—	—	16,533,285
Total Common Stock	20,324,557	27,880,076	—	48,204,633
Exchange-Traded Funds	834,446	—	—	834,446
Short-Term Investments	—	743,826	—	743,826
Total Investments, at fair value	$21,159,003	$28,623,902	$—	$49,782,905

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2012:

	Beginning Balance on 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 7/31/2012
Asset Table
Investments, at value
Common Stock	$5,097	$—	$(5.097)	$—	$—	$—	$—	$—	$—
Total Investments, at value	$5,097	$—	$(5.097)	$—	$—	$—	$—	$—	$—

As of July 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 9.8%
16,239,900		Centro Retail Australia	$34,916,920	0.9
49,173,916		Dexus Property Group	50,951,902	1.2
8,582,705		Goodman Group	33,755,230	0.8
9,429,210		GPT Group	33,922,751	0.8
10,762,775		Investa Office Fund	32,787,561	0.8
6,125,758		Mirvac Group	8,779,700	0.2
7,110,960		Stockland	24,917,160	0.6
11,027,134		Westfield Group	115,343,414	2.8
21,988,081		Westfield Retail Trust	70,254,018	1.7
			405,628,656	9.8
		Brazil: 0.2%
504,600		Sonae Sierra Brasil SA	6,956,349	0.2

		Canada: 2.0%
397,000		Boardwalk Real Estate Investment Trust	25,335,793	0.6
276,000		Calloway Real Estate Investment Trust	8,132,622	0.2
297,200		Canadian Real Estate Investment Trust	12,488,416	0.3
415,300		Primaris Retail Real Estate	9,943,016	0.3
45,400		Primaris Retail Real Estate Investment Trust	1,088,749	0.0
842,400		RioCan Real Estate Investment Trust	24,057,771	0.6
			81,046,367	2.0
		China: 0.9%
580,000		China Overseas Land & Investment Ltd.	1,362,370	0.0
57,945,017	@	Country Garden Holdings Co. Ltd.	21,767,904	0.5
10,593,500	L	Longfor Properties Co., Ltd.	15,519,996	0.4
			38,650,270	0.9
		France: 3.7%
114,062		Fonciere Des Regions	8,231,808	0.2
385,684		ICADE	29,494,572	0.7
971,179		Klepierre	31,587,881	0.8
431,932		Unibail	82,821,544	2.0
			152,135,805	3.7
		Germany: 0.8%
304,400		Deutsche Wohnen AG	5,070,107	0.1
786,511		GSW Immobilien AG	28,929,013	0.7
			33,999,120	0.8
		Hong Kong: 8.5%
5,312,409		Cheung Kong Holdings Ltd.	69,505,156	1.7
4,237,100		Great Eagle Holding Co.	10,702,006	0.3
3,158,600		Hang Lung Group Ltd.	20,389,724	0.5
11,657,245		Hang Lung Properties Ltd.	41,186,474	1.0
1,320,594		Hongkong Land Holdings Ltd.	7,881,352	0.2
7,470,000		Kerry Properties Ltd.	34,153,973	0.8
15,384,900		Link Real Estate Investment Trust	67,303,411	1.6
20,576,914		Sino Land Co.	34,963,204	0.8
2,720,000		Sun Hung Kai Properties Ltd.	33,786,907	0.8
5,692,346		Wharf Holdings Ltd.	32,779,804	0.8
			352,652,011	8.5
		Japan: 12.4%
4,180		Advance Residence Investment Corp.	8,160,523	0.2
577,700		Daito Trust Construction Co., Ltd.	55,516,861	1.3
715,000		Daiwa House Industry Co., Ltd.	10,157,730	0.3
5,565		Japan Real Estate Investment Corp.	52,518,776	1.3
14,576		Japan Retail Fund Investment Corp.	24,378,251	0.6
3,487		Kenedix Realty Investment Corp.	11,170,683	0.3
6,934,523		Mitsubishi Estate Co., Ltd.	124,201,790	3.0
6,544,888		Mitsui Fudosan Co., Ltd.	126,102,579	3.0
2,058		Nippon Accommodations Fund, Inc.	13,875,235	0.3
2,287		Nippon Building Fund, Inc.	22,190,213	0.5
1,331,000		Nomura Real Estate Holdings, Inc.	24,580,033	0.6
7,637,000		Tokyo Tatemono Co., Ltd.	28,135,415	0.7
12,908		United Urban Investment Corp.	14,004,773	0.3
			514,992,862	12.4
		Netherlands: 0.6%
551,693		Corio NV	24,369,762	0.6

		Singapore: 3.6%
2,405,000		Ascendas Real Estate Investment Trust	4,377,423	0.1
38,964,000	L	CapitaCommercial Trust	41,854,550	1.0
10,855,158		CapitaLand Ltd.	26,014,442	0.6
15,368,991		CapitaMall Trust	24,154,993	0.6
3,464,900		Frasers Centrepoint Trust	5,001,359	0.1
18,338,600		Global Logistic Properties Ltd.	32,979,859	0.8
5,932,000		Keppel Land Ltd.	16,293,660	0.4
			150,676,286	3.6
		Sweden: 0.6%
1,201,977		Castellum AB	16,102,595	0.4
830,623		Hufvudstaden AB	10,090,988	0.2
			26,193,583	0.6

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	United Kingdom: 5.2%
2,260,647	British Land Co. PLC	$18,891,423	0.4
1,064,770	Derwent Valley Holdings PLC	32,450,765	0.8
3,510,192	Great Portland Estates PLC	23,576,926	0.6
7,367,399	Hammerson PLC	53,304,683	1.3
5,759,553	Land Securities Group PLC	71,143,221	1.7
5,220,030	Safestore Holdings Ltd.	8,266,016	0.2
2,420,536	Segro PLC	8,946,947	0.2
		216,579,981	5.2
	United States: 48.9%
400,400	American Tower Corp.	28,952,924	0.7
712,408	AvalonBay Communities, Inc.	104,788,093	2.5
1,085,900	Boston Properties, Inc.	120,426,310	2.9
978,900	BRE Properties, Inc.	51,568,452	1.2
2,942,200	DDR Corp.	44,250,688	1.1
1,536,800	Douglas Emmett, Inc.	36,130,168	0.9
1,802,100	Equity Residential	114,090,951	2.8
370,100	Essex Property Trust, Inc.	58,238,936	1.4
387,500	Federal Realty Investment Trust	42,105,750	1.0
4,191,511	General Growth Properties, Inc.	75,950,179	1.8
2,064,829	HCP, Inc.	97,480,577	2.4
1,341,900	Health Care Real Estate Investment Trust, Inc.	83,506,437	2.0
584,300	Highwoods Properties, Inc.	19,790,241	0.5
5,389,935	Host Hotels & Resorts, Inc.	79,124,246	1.9
817,200	Kilroy Realty Corp.	38,686,248	0.9
2,807,800	Kimco Realty Corp.	54,724,022	1.3
1,449,575	Liberty Property Trust	52,605,077	1.3
1,488,441	Macerich Co.	86,939,839	2.1
700,200	Pebblebrook Hotel Trust	15,908,544	0.4
958,000	Post Properties, Inc.	49,480,700	1.2
2,291,702	ProLogis, Inc.	74,090,726	1.8
456,524	Public Storage, Inc.	67,999,250	1.6
1,583,220	Simon Property Group, Inc.	254,090,978	6.1
1,010,830	SL Green Realty Corp.	79,602,862	1.9
753,700	Tanger Factory Outlet Centers, Inc.	24,269,140	0.6
614,300	Taubman Centers, Inc.	47,620,536	1.1
2,764,455	UDR, Inc.	73,562,147	1.8
1,291,404	Ventas, Inc.	86,846,919	2.1
800,902	Vornado Realty Trust	66,875,317	1.6
		2,029,706,257	48.9
	Total Common Stock
	(Cost $3,099,111,163)	4,033,587,309	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateral(cc)(1): 0.3%
3,369,968	BNP Paribas Bank, Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $3,369,985, collateralized by various U.S. Government Agency Obligations, 2.170%-5.000%, Market Value plus accrued interest $3,437,367, due 08/01/25-08/01/42)	$3,369,968	0.1
3,369,968	Citigroup, Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $3,369,985, collateralized by various U.S. Government Agency Obligations, 2.273%-6.000%, Market Value plus accrued interest $3,437,368, due 10/01/20-08/01/42)	3,369,968	0.1
3,369,968	Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $3,369,985, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $3,437,368, due 04/01/27-07/01/42)	3,369,968	0.0
3,369,968	Mizuho Securities USA Inc., Repurchase Agreement dated 07/31/12, 0.21%, due 08/01/12 (Repurchase Amount $3,369,987, collateralized by various U.S. Government Agency Obligations, 1.347%-11.000%, Market Value plus accrued interest $3,437,368, due 10/01/14-10/01/47)	3,369,968	0.1

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
709,466		Nomura Securities, Repurchase Agreement dated 07/31/12, 0.20%, due 08/01/12 (Repurchase Amount $709,470, collateralized by various U.S. Government Securities, 0.875%-4.500%, Market Value plus accrued interest $723,657, due 03/31/15-02/15/22)	$709,466	0.0
			14,189,338	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.5%
103,939,975		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $103,939,975)	$103,939,975	2.5
		Total Short-Term Investments
		(Cost $118,129,313)	118,129,313	2.8
		Total Investments in Securities (Cost $3,217,240,476)	$4,151,716,622	100.0
		Liabilities in Excess of Other Assets	(929,063)	—
		Net Assets	$4,150,787,559	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $3,417,679,518.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$900,454,345
		Gross Unrealized Depreciation	(166,417,241)
		Net Unrealized Appreciation	$734,037,104

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$405,628,656	$—	$405,628,656
Brazil	6,956,349	—	—	6,956,349
Canada	79,957,618	1,088,749	—	81,046,367
China	—	38,650,270	—	38,650,270
France	—	152,135,805	—	152,135,805
Germany	—	33,999,120	—	33,999,120
Hong Kong	—	352,652,011	—	352,652,011
Japan	—	514,992,862	—	514,992,862
Netherlands	—	24,369,762	—	24,369,762
Singapore	—	150,676,286	—	150,676,286
Sweden	—	26,193,583	—	26,193,583
United Kingdom	8,266,016	208,313,965	—	216,579,981
United States	2,029,706,257	—	—	2,029,706,257
Total Common Stock	2,124,886,240	1,908,701,069	—	4,033,587,309
Short-Term Investments	103,939,975	14,189,338	—	118,129,313
Total Investments, at fair value	$2,228,826,215	$1,922,890,407	$—	$4,151,716,622

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

Industry Diversification as of July 31, 2012
(as a percentage of net assets)
Retail REITs	29.2%
Diversified Real Estate Activities	13.7%
Office REITs	12.1%
Residential REITs	12.0%
Specialized REITs	11.1%
Diversified REITs	9.6%
Real Estate Development	3.8%
Industrial REITs	2.9%
Real Estate Operating Companies	2.8%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 1.9%
160,000		Newcrest Mining Ltd.	$3,912,829	1.9

		Brazil: 3.0%
208,300	@	BrasilAgro - Companhia Brasileira de Propriedades Agricolas	887,400	0.4
462,000		Centrais Eletricas Brasileiras SA ADR	4,458,300	2.2
155,900		Profarma Distribuidora de Produtos Farmaceuticos SA	832,298	0.4
			6,177,998	3.0
		Canada: 11.6%
833,450	@	Bankers Petroleum Ltd.	2,019,528	1.0
208,800		Barrick Gold Corp.	6,865,344	3.3
329,000		Cameco Corp.	6,876,100	3.3
5,724,288	@	Eastern Platinum Ltd.	1,113,064	0.6
509,875	@,L	Gabriel Resources Ltd.	894,830	0.4
66,342	@	Ivanhoe Mines Ltd.	559,926	0.3
210,038		Kinross Gold Corp.	1,745,416	0.9
60,500		Niko Resources Ltd.	1,038,246	0.5
168,000	@	Novagold Resources, Inc.	666,960	0.3
365,000	@	Uranium Participation Corp.	2,092,785	1.0
			23,872,199	11.6
		China: 0.0%
12,100,000	@,X	China Hongxing Sports Ltd.	69,888	0.0

		Egypt: 1.9%
564,500	@	Egyptian Financial Group-Hermes Holding	991,595	0.5
401,812		Oriental Weavers	1,222,353	0.6
811,283		Telecom Egypt	1,680,059	0.8
			3,894,007	1.9
		Finland: 0.8%
691,297	L	Nokia OYJ ADR	1,666,026	0.8

		France: 9.9%
145,000	@	Areva SA	2,320,122	1.1
132,606		Carrefour S.A.	2,372,827	1.1
427,000		Electricite de France SA	8,845,799	4.3
23,500		Ipsen SA	556,872	0.3
131,000		Thales S.A.	4,096,424	2.0
115,500		Vivendi	2,190,539	1.1
			20,382,583	9.9
		Greece: 0.5%
171,616		OPAP S.A.	1,031,239	0.5

		Hong Kong: 0.9%
163,000		Guoco Group Ltd.	1,363,436	0.7
918,500	L	United Laboratories International Holdings Ltd.	434,373	0.2
			1,797,809	0.9
		Hungary: 0.5%
16,075		Egis PLC	1,116,083	0.5

		India: 0.4%
276,205		Pantaloon Retail India Ltd.	817,533	0.4

		Indonesia: 0.4%
4,864,000		Medco Energi Internasional Tbk PT	885,650	0.4

		Italy: 3.7%
631,000		ERG S.p.A.	4,424,670	2.1
264,884	L	Finmeccanica S.p.A.	967,836	0.5
3,160,000		Telecom Italia S.p.A. RNC	2,199,982	1.1
			7,592,488	3.7
		Japan: 14.0%
119,000		Chugoku Marine Paints Ltd.	581,329	0.3
959,550		Sumitomo Mitsui Trust Holdings, Inc.	2,740,696	1.3
603,000		Daiwa Securities Group, Inc.	2,247,407	1.1
66,400		East Japan Railway Co.	4,247,398	2.1
116,500		Futaba Corp.	1,733,512	0.8
580,000		Japan Steel Works Ltd.	3,154,969	1.5
195,000		Kamigumi Co., Ltd.	1,563,789	0.8
51,200		Kurita Water Industries Ltd.	1,151,617	0.6
133,000		Mitsui & Co., Ltd.	1,963,966	0.9
128,600		Mitsui Sumitomo Insurance Group Holdings, Inc.	2,079,784	1.0
104,300		Nippon Telegraph & Telephone Corp.	4,841,554	2.3
77,000		Organo Corp.	523,849	0.3
151,200		Sanshin Electronics Co., Ltd.	1,112,289	0.5
168,000		Toppan Printing Co., Ltd.	1,040,801	0.5
			28,982,960	14.0
		Lebanon: 0.4%
68,000	#	Solidere GDR	918,680	0.4

		Norway: 0.7%
2,325,000	@	Marine Harvest	1,548,948	0.7

		Russia: 4.5%
436,000		Gazprom OAO ADR	4,035,180	2.0
27,429,700	@	OGK-3 OJSC	834,987	0.4

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Russia: (continued)
1,813,000	L	Federal Hydrogenerating Co. JSC ADR	$4,423,940	2.1
			9,294,107	4.5
		Slovenia: 0.6%
22,274		Krka dd Novo mesto	1,146,944	0.6
		South Africa: 3.2%
89,313		AngloGold Ashanti Ltd ADR	3,037,535	1.5
186,500		Impala Platinum Holdings Ltd.	2,922,849	1.4
3,250,000	@	Village Main Reef Ltd.	569,449	0.3
			6,529,833	3.2
		South Korea: 5.0%
241,700		Korea Electric Power Corp. ADR	2,670,785	1.3
265,598		KT Corp. ADR	3,784,771	1.8
286,248		SK Telecom Co., Ltd. ADR	3,970,260	1.9
			10,425,816	5.0
		Switzerland: 0.3%
11,250		Novartis AG	660,589	0.3

		Turkey: 2.5%
371,350	@	Turkcell Iletisim Hizmet AS ADR	5,128,343	2.5

		United Kingdom: 3.8%
1,467,000	@	Polyus Gold International Ltd.	4,703,545	2.3
180,000		Stolt-Nielsen Ltd.	3,169,815	1.5
			7,873,360	3.8
		United States: 26.7%
43,800		Alliant Techsystems, Inc.	2,028,816	1.0
110,000	@	American International Group, Inc.	3,439,700	1.7
584,000	L	Arch Coal, Inc.	4,210,640	2.0
67,600		Archer-Daniels-Midland Co.	1,763,684	0.8
277,000		Best Buy Co., Inc.	5,010,930	2.4
238,000	L	Chesapeake Energy Corp.	4,479,160	2.2
119,000		Cisco Systems, Inc.	1,898,050	0.9
115,000		Computer Sciences Corp.	2,831,300	1.4
58,000		Consol Energy, Inc.	1,680,840	0.8
60,000		Exelon Corp.	2,347,200	1.1
41,300		Hess Corp.	1,947,708	0.9
106,149	@	Ingram Micro, Inc.	1,591,173	0.8
98,335		Kroger Co.	2,180,087	1.1
13,900		Mosaic Co/The	807,729	0.4
156,000		Newmont Mining Corp.	6,937,320	3.4
235,000	@	NII Holdings, Inc.	1,586,250	0.8
264,500		Old Republic International Corp.	2,131,870	1.0
36,600		Peabody Energy Corp.	764,208	0.4
449,000		Southwest Airlines Co.	4,126,310	2.0
39,868	@	Southwestern Energy Co.	1,325,611	0.6
51,000	@	Western Digital Corp.	2,028,270	1.0
			55,116,856	26.7
		Total Common Stock
		(Cost $250,001,869)	200,842,768	97.2

PREFERRED STOCK: 0.5%
		South Korea: 0.5%
59,270		LG Electronics, Inc.	933,212	0.5
		Total Preferred Stock
		(Cost $1,900,806)	933,212	0.5
		Total Long-Term Investments
		(Cost $251,902,675)	201,775,980	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.7%
		Securities Lending Collateral(cc)(1): 5.7%
2,788,802		BNP Paribas Bank, Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $2,788,816, collateralized by various U.S. Government Agency Obligations, 2.170%-5.000%, Market Value plus accrued interest $2,844,578, due 08/01/25-08/01/42)	$2,788,802	1.3
2,788,802		Citigroup, Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $2,788,816, collateralized by various U.S. Government Agency Obligations, 2.273%-6.000%, Market Value plus accrued interest $2,844,578, due 10/01/20-08/01/42)	2,788,802	1.3

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
2,788,802		Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $2,788,816, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $2,844,578, due 04/01/27-07/01/42)	$2,788,802	1.4
2,788,802		Mizuho Securities USA Inc., Repurchase Agreement dated 07/31/12, 0.21%, due 08/01/12 (Repurchase Amount $2,788,818, collateralized by various U.S. Government Agency Obligations, 1.347%-11.000%, Market Value plus accrued interest $2,844,579, due 10/01/14-10/01/47)	2,788,802	1.4
587,114		Nomura Securities, Repurchase Agreement dated 07/31/12, 0.20%, due 08/01/12 (Repurchase Amount $587,117, collateralized by various U.S. Government Securities, 0.875%-4.500%, Market Value plus accrued interest $598,858, due 03/31/15-02/15/22)	587,114	0.3
			11,742,322	5.7

Shares			Value	Percentage of Net Assets

		Mutual Funds: 3.0%
6,269,652		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,269,652)	$6,269,652	3.0
		Total Short-Term Investments
		(Cost $18,011,974)	18,011,974	8.7
		Total Investments in Securities (Cost $269,914,649)	$219,787,954	106.4
		Liabilities in Excess of Other Assets	(13,167,178)	(6.4)
		Net Assets	$206,620,776	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $274,798,085.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$7,068,027
		Gross Unrealized Depreciation	(62,078,158)
		Net Unrealized Depreciation	$(55,010,131)

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	4.4%
Consumer Staples	4.1
Energy	17.3
Financials	8.7
Health Care	2.3
Industrials	14.5
Information Technology	5.4
Materials	17.3
Telecommunication Services	12.3
Utilities	11.4
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(6.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$3,912,829	$—	$3,912,829
Brazil	6,177,998	—	—	6,177,998
Canada	23,872,199	—	—	23,872,199
China	—	—	69,888	69,888
Egypt	2,902,412	991,595	—	3,894,007
Finland	1,666,026	—	—	1,666,026
France	—	20,382,583	—	20,382,583
Greece	—	1,031,239	—	1,031,239
Hong Kong	—	1,797,809	—	1,797,809
Hungary	—	1,116,083	—	1,116,083
India	—	817,533	—	817,533
Indonesia	—	885,650	—	885,650
Italy	—	7,592,488	—	7,592,488
Japan	—	28,982,960	—	28,982,960
Lebanon	918,680	—	—	918,680
Norway	—	1,548,948	—	1,548,948
Russia	4,870,167	4,423,940	—	9,294,107
Slovenia	1,146,944	—	—	1,146,944
South Africa	3,606,984	2,922,849	—	6,529,833
South Korea	10,425,816	—	—	10,425,816
Switzerland	—	660,589	—	660,589
Turkey	5,128,343	—	—	5,128,343
United Kingdom	4,703,545	3,169,815	—	7,873,360
United States	55,116,856	—	—	55,116,856
Total Common Stock	120,535,970	80,236,910	69,888	200,842,768
Preferred Stock	—	933,212	—	933,212
Short-Term Investments	6,269,652	11,742,322	—	18,011,974
Total Investments, at fair value	$126,805,622	$92,912,444	$69,888	$219,787,954

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2012:

	Beginning Balance on 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 7/31/2012
Asset Table
Investments, at value
Common Stock	$554,471	$—	$—	$—	$—	$(484,583)	$—	$—	$69,888
Total Investments, at value	$554,471	$—	$—	$—	$—	$(484,583)	$—	$—	$69,888

As of July 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(484,583).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		China: 45.6%
144,000		Agile Property Holdings Ltd.	$170,052	0.6
221,000		Agricultural Bank of China Ltd.	89,297	0.3
96,000		Anhui Conch Cement Co., Ltd.	250,767	0.9
1,447,400		Bank of China Ltd.	550,532	2.0
10,000		BOC Hong Kong Holdings Ltd.	30,586	0.1
290,000		China Coal Energy Co. - Class H	265,288	0.9
542,000		China Communications Construction Co., Ltd.	472,642	1.7
840,000		China Communications Services Corp., Ltd.	429,026	1.5
1,200,960		China Construction Bank	806,969	2.9
255,000	@	China High Speed Transmission Equipment Group Co., Ltd.	68,230	0.2
170,000		China Life Insurance Co., Ltd.	466,664	1.7
192,000		China Minsheng Banking Corp. Ltd	177,573	0.6
139,000		China Mobile Ltd.	1,621,995	5.8
80,000		China Oilfield Services Ltd.	122,538	0.4
102,000		China Overseas Land & Investment Ltd.	239,589	0.9
340,000		China Petroleum & Chemical Corp.	306,223	1.1
1,200,000		China Power International Development Ltd.	324,975	1.2
463,000		China Railway Group Ltd.	201,429	0.7
56,000		China Resources Enterprise	154,511	0.6
76,500		China Shenhua Energy Co., Ltd.	284,686	1.0
199,000		China Southern Airlines Co., Ltd.	98,214	0.3
100,000		China Unicom Ltd.	146,312	0.5
134,000	#	CITIC Securities Co. Ltd.	233,136	0.8
465,000		CNOOC Ltd.	932,816	3.3
700,000		Datang International Power Generation Co., Ltd.	246,369	0.9
900,000	@,X	Fook Woo Group Holdings Ltd.	103,292	0.4
196,000		Guangzhou Automobile Group Co. Ltd.	146,166	0.5
110,000	#,@	Haitong Securities Co. Ltd.	134,134	0.5
15,000		Hengan International Group Co., Ltd.	141,847	0.5
1,409,140		Industrial and Commercial Bank of China Ltd.	803,482	2.9
30,000		Inner Mongolia Yitai Coal Co.	159,133	0.6
80,000		KWG Property Holding Ltd.	43,912	0.2
286,000		Maanshan Iron & Steel	63,600	0.2
530,000		PetroChina Co., Ltd.	661,773	2.4
45,000		Ping An Insurance Group Co. of China Ltd.	350,392	1.2
147,000	X	Real Gold Mining Ltd.	26,539	0.1
262,000		Shenguan Holdings Group Ltd.	146,356	0.5
534,000		China National Materials Co. Ltd.	128,504	0.5
200,000		Sinopec Shanghai Petrochemical Co. Ltd.	53,408	0.2
24,000		Tencent Holdings Ltd.	712,547	2.5
28,000		Xinao Gas Holdings Ltd.	106,810	0.4
111,500		Zhaojin Mining Industry Co. Ltd.	138,250	0.5
500,000		Zijin Mining Group Co., Ltd.	158,739	0.6
			12,769,303	45.6
		Hong Kong: 25.3%
210,000		AIA Group Ltd.	733,700	2.6
336,000		C C Land Holdings Ltd.	71,637	0.3
53,000		Cheung Kong Holdings Ltd.	693,428	2.5
170,000		China Everbright Ltd.	226,804	0.8
290,000		Chow Sang Sang Holdings International Ltd.	589,642	2.1
176,000		Cnpc Hong Kong Ltd.	283,138	1.0
157,080		Dah Sing Banking Group Ltd.	144,266	0.5
730,000		Franshion Properties China Ltd.	224,711	0.8
97,000	@	Galaxy Entertainment Group Ltd.	232,081	0.8
300,000		HKT Trust / HKT Ltd.	238,833	0.9
31,900		Hong Kong & China Gas	73,802	0.3
28,000		Hong Kong Exchanges and Clearing Ltd.	373,583	1.3
23,500		Power Assets Holdings Ltd.	184,418	0.7
49,000		Hutchison Whampoa Ltd.	439,237	1.6
332,000		K Wah International Holdings Ltd.	120,754	0.4
62,500		Kerry Properties Ltd.	285,760	1.0
15,000		Kingboard Chemicals Holdings	30,845	0.1
150,000		Li & Fung Ltd.	294,632	1.1
60,400	@	MGM China Holdings Ltd.	83,485	0.3
60,000		MTR Corp.	209,083	0.7
40,000		Shanghai Industrial Holdings Ltd.	109,022	0.4
64,000		Sino Land Co.	108,745	0.4

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong: (continued)
41,000		Sun Hung Kai Properties Ltd.	$509,288	1.8
18,500		Swire Pacific Ltd.	221,375	0.8
100,500		Wharf Holdings Ltd.	578,737	2.1
			7,061,006	25.3
		Taiwan: 28.2%
171,000		Cathay Financial Holding Co., Ltd.	167,786	0.6
313,000	@	China Airlines Ltd.	129,649	0.5
328,522	@	China Life Insurance Co., Ltd.	316,105	1.1
254,091		Chinatrust Financial Holding Co., Ltd.	150,779	0.5
116,000		Chipbond Technology Corp.	144,743	0.5
51,000		Chunghwa Telecom Co., Ltd.	152,203	0.5
295,000		Compal Electronics, Inc.	274,811	1.0
720,745		E.Sun Financial Holding Co., Ltd.	391,336	1.4
459,000		Eva Airways Corp.	267,185	1.0
243,000		Evergreen Marine Corp.	132,602	0.5
234,110		Far Eastern New Century Corp.	260,601	0.9
56,000		Formosa Chemicals & Fibre Co.	147,107	0.5
32,000		Foxconn Technology Co., Ltd.	112,179	0.4
340,000		Fubon Financial Holding Co., Ltd.	353,416	1.3
326,256		Hon Hai Precision Industry Co., Ltd.	908,968	3.2
23,992		HTC Corp.	230,459	0.8
51,000		Huaku Development Co. Ltd	104,768	0.4
400,000		King Yuan Electronics Co., Ltd.	173,909	0.6
28,000		MediaTek, Inc.	235,465	0.8
482,000		Mega Financial Holdings Co., Ltd.	387,336	1.4
199,000		Prince Housing & Development Corp.	125,911	0.5
69,000		Synnex Technology International Corp.	149,650	0.5
106,000		Taiwan Fertilizer Co., Ltd.	248,941	0.9
577,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,561,820	5.6
16,846		TPK Holding Co. Ltd	184,960	0.7
743,000		United Microelectronics Corp.	310,174	1.1
598,159		Yuanta Financial Holding Co., Ltd.	276,434	1.0
			7,899,297	28.2

		Total Common Stock (Cost $25,665,397)	27,729,606	99.1
		Assets in Excess of Other Liabilities	259,222	0.9
		Net Assets	$27,988,828	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Cost for federal income tax purposes is $26,715,742.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,964,554
		Gross Unrealized Depreciation	(2,950,690)
		Net Unrealized Appreciation	$1,013,864

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	4.8%
Consumer Staples	1.6
Energy	10.7
Financials	38.2
Industrials	9.8
Information Technology	17.8
Materials	3.9
Telecommunication Services	9.2
Utilities	3.1
Assets in Excess of Other Liabilities	0.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
China	$—	$12,639,472	$129,831	$12,769,303
Hong Kong	—	7,061,006	—	7,061,006
Taiwan	—	7,899,297	—	7,899,297
Total Common Stock	—	27,599,775	129,831	27,729,606
Total Investments, at fair value	$—	$27,599,775	$129,831	$27,729,606

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2012:

	Beginning Balance on 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 7/31/2012
Asset Table
Investments, at value
Common Stock	$83,824	$—	$112,972	$—	$(112,972)	$(57,285)	$103,292	$—	$129,831
Total Investments, at value	$83,824	$—	$112,972	$—	$(112,972)	$(57,285)	$103,292	$—	$129,831

As of July 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(57,285).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2012 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Australia: 9.2%
9,359	AGL Energy Ltd.	$154,047	0.2
10,352	AMP Ltd.	43,381	0.0
6,735	ASX Ltd.	220,198	0.3
15,033	Australia & New Zealand Banking Group Ltd.	369,649	0.5
8,326	Bendigo Bank Ltd.	71,424	0.1
23,071	BHP Billiton Ltd.	766,357	1.0
1,630	Campbell Brothers Ltd.	79,775	0.1
21,488	CFS Retail Property Trust	44,598	0.0
6,758	Coca-Cola Amatil Ltd.	98,698	0.1
16,619	Commonwealth Bank of Australia	1,000,544	1.3
4,576	Computershare Ltd.	36,710	0.0
1,394	CSL Ltd.	62,341	0.1
47,259	Dexus Property Group	48,968	0.1
25,884	Fortescue Metals Group Ltd.	111,109	0.1
17,269	GPT Group	62,127	0.1
30,454	Iluka Resources Ltd.	300,757	0.4
11,358	Insurance Australia Group	44,789	0.0
11,065	Macquarie Group Ltd.	287,901	0.4
78,731	Metcash Ltd.	281,632	0.4
26,478	National Australia Bank Ltd.	690,864	0.9
1,747	Orica Ltd.	45,432	0.1
18,336	Origin Energy Ltd.	226,326	0.3
9,787	OZ Minerals Ltd.	77,157	0.1
2,671	QBE Insurance Group Ltd.	39,203	0.0
1,462	Ramsay Health Care Ltd.	36,376	0.0
5,078	Rio Tinto Ltd.	281,204	0.4
12,060	Sonic Healthcare Ltd.	159,965	0.2
20,945	Stockland	73,392	0.1
7,979	Suncorp-Metway Ltd.	70,770	0.1
14,497	Tattersall’s Ltd.	44,115	0.0
38,720	Telstra Corp., Ltd.	162,614	0.2
48,195	Toll Holdings Ltd.	202,454	0.2
1,200	Wesfarmers Ltd.	40,955	0.0
4,547	Westfield Group	47,561	0.1
19,661	Westfield Retail Trust	62,819	0.1
17,049	Westpac Banking Corp.	413,523	0.5
3,966	Woodside Petroleum Ltd.	139,871	0.2
9,444	Woolworths Ltd.	282,965	0.4
2,545	WorleyParsons Ltd.	69,407	0.1
		7,251,978	9.2
	Austria: 0.4%
32,470	Immofinanz Immobilien Anlagen AG	106,167	0.1
5,538	OMV AG	173,762	0.2
1,484	Raiffeisen International Bank Holding AG	48,842	0.1
		328,771	0.4
	Belgium: 1.0%
6,962	Anheuser-Busch InBev NV	550,857	0.7
14,233	Anheuser-Busch InBev ST	35	0.0
902	Groupe Bruxelles Lambert S.A.	58,917	0.1
2,728	Mobistar SA	84,166	0.1
564	Telenet Group Holding NV	24,840	0.0
856	Umicore	37,876	0.1
		756,691	1.0
	China: 0.1%
27,500	BOC Hong Kong Holdings Ltd.	84,111	0.1

	Denmark: 1.1%
1,629	Coloplast A/S	308,448	0.4
2,348	Novo-Nordisk A/S	362,033	0.5
27,980	TDC A/S	189,749	0.2
		860,230	1.1
	Finland: 1.6%
9,760	Elisa OYJ	202,713	0.3
11,726	Fortum OYJ	196,135	0.2
8,132	Metso OYJ	295,528	0.4
9,707	Orion Oyj	193,549	0.2
1,561	Sampo OYJ	41,342	0.1
9,796	Wartsila OYJ	293,326	0.4
		1,222,593	1.6
	France: 7.6%
6,627	Accor S.A.	219,920	0.3
32,372	AXA S.A.	393,312	0.5
6,938	BNP Paribas	256,289	0.3
485	Bureau Veritas S.A.	42,813	0.1
283	Casino Guichard Perrachon S.A.	23,733	0.0
1,390	Christian Dior S.A.	191,950	0.3
7,373	CNP Assurances	77,673	0.1
6,836	Credit Agricole S.A.	29,218	0.0
909	Edenred	23,953	0.0
3,292	Electricite de France SA	68,198	0.1
428	Fonciere Des Regions	30,889	0.0
1,839	France Telecom S.A.	24,626	0.0
352	Gecina S.A.	32,223	0.0
5,034	Groupe Danone	305,985	0.4
530	ICADE	40,531	0.1
1,151	Iliad SA	158,503	0.2
1,648	JC Decaux SA	33,273	0.0
6,163	Klepierre	200,453	0.3
651	L’Oreal S.A.	78,056	0.1
15,192	Natixis	37,861	0.1
482	PPR	72,068	0.1
3,623	Publicis Groupe	178,356	0.2
4,754	Renault S.A.	207,335	0.3
4,552	Rexel SA	76,072	0.1
8,149	Sanofi-Aventis	664,860	0.9
10,173	Scor S.A.	241,069	0.3
1,687	Societe BIC S.A.	171,007	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France: (continued)
5,080		Societe Generale	$111,816	0.1
2,524		Sodexho Alliance S.A.	190,409	0.3
1,849		Thales S.A.	57,819	0.1
18,762		Total S.A.	864,487	1.1
549		Unibail	105,269	0.1
3,746		Vinci S.A.	158,633	0.2
20,887		Vivendi	396,137	0.5
459		Wendel	32,777	0.0
1,708		Zodiac Aerospace	166,560	0.2
			5,964,133	7.6
		Germany: 6.3%
3,842		Adidas AG	288,160	0.4
1,580		Allianz AG	156,750	0.2
11,924		BASF AG	870,511	1.1
5,061		Bayer AG	384,398	0.5
779		Bayerische Motoren Werke AG	57,976	0.1
526		DaimlerChrysler AG	26,208	0.0
5,007		Deutsche Bank AG	152,016	0.2
2,194		Deutsche Boerse AG	109,149	0.1
25,837		Deutsche Post AG	463,861	0.6
17,884		Deutsche Telekom AG	201,589	0.3
1,060		E.ON AG	22,559	0.0
2,250		Fresenius AG	239,599	0.3
4,234		Hannover Rueckversicheru - Reg	253,000	0.3
3,635		HeidelbergCement AG	168,431	0.2
2,688		Henkel KGaA - Vorzug	192,970	0.2
252		Hugo Boss AG	25,335	0.0
5,078		Infineon Technologies AG	36,898	0.1
2,755		Lanxess	191,007	0.2
2,201		Merck KGaA	221,362	0.3
1,362		Muenchener Rueckversicherungs AG	192,985	0.3
2,205		Salzgitter AG	80,166	0.1
5,079		SAP AG	322,330	0.4
2,587		Siemens AG	219,221	0.3
480		Volkswagen AG	76,301	0.1
			4,952,782	6.3
		Hong Kong: 2.7%
33,630		AIA Group Ltd.	117,497	0.1
8,000		Cheung Kong Holdings Ltd.	104,668	0.1
32,000		CLP Holdings Ltd.	276,114	0.4
216,000		First Pacific Co.	241,495	0.3
33,000	@	Galaxy Entertainment Group Ltd.	78,955	0.1
10,000		Hang Lung Properties Ltd.	35,331	0.0
35,000		Henderson Land Development Co., Ltd.	202,836	0.3
2,600		Hong Kong Exchanges and Clearing Ltd.	34,690	0.0
3,500		Power Assets Holdings Ltd.	27,466	0.0
17,000		Link Real Estate Investment Trust	74,369	0.1
42,000		Noble Group Ltd.	36,029	0.0
80,000		NWS Holdings Ltd.	121,765	0.2
5,000		Orient Overseas International Ltd.	28,352	0.0
147,000		PCCW Ltd.	57,606	0.1
36,000		Sino Land Co.	61,169	0.1
4,000		Sun Hung Kai Properties Ltd.	49,687	0.1
6,000		Swire Pacific Ltd.	71,797	0.1
52,000		Wharf Holdings Ltd.	299,446	0.4
51,000		Wheelock & Co., Ltd.	199,329	0.3
			2,118,601	2.7
		Israel: 0.6%
7,211	@	Bank Hapoalim BM	20,895	0.0
9,105	@	Bank Leumi Le-Israel BM	20,528	0.0
3,743		Israel Chemicals Ltd.	44,311	0.1
5,463	@	Mizrahi Tefahot Bank Ltd.	40,957	0.1
1,052	@	NICE Systems Ltd.	37,940	0.0
7,498		Teva Phaemaceutical Industries Ltd.	305,812	0.4
			470,443	0.6
		Italy: 1.7%
2,733		Assicurazioni Generali S.p.A.	34,234	0.1
131,076		Enel S.p.A.	374,324	0.5
19,204		ENI S.p.A.	395,993	0.5
9,840		Exor SpA	217,285	0.3
62,168		Intesa Sanpaolo S.p.A.	78,585	0.1
7,324		Pirelli & C S.p.A.	73,962	0.1
121,113		Telecom Italia S.p.A.	98,589	0.1
7,214		Terna S.p.A	24,075	0.0
7,589		UniCredit SpA	25,713	0.0
			1,322,760	1.7
		Japan: 20.5%
4,000		Advantest Corp.	50,759	0.1
4,400		Aeon Co., Ltd.	52,979	0.1
1,300		Aeon Credit Service Co., Ltd.	24,779	0.0
3,800		Aisin Seiki Co., Ltd.	115,510	0.1
2,000		Alfresa Holdings Corp.	106,315	0.1
82,000		Aozora Bank Ltd.	187,875	0.2
5,300		Asahi Group Holdings, Ltd	118,971	0.2
5,000		Asahi Kasei Corp.	26,501	0.0
13,000		Bank of Yokohama Ltd.	58,878	0.1
600		Benesse Holdings, Inc.	28,320	0.0
9,100		Canon, Inc.	303,878	0.4
54		Central Japan Railway Co.	446,135	0.6
15,000		Chiyoda Corp.	194,817	0.3
6,600		Chubu Electric Power Co., Inc.	70,403	0.1
1,600		Chugoku Electric Power Co., Inc.	20,394	0.0
74,000		Sumitomo Mitsui Trust Holdings, Inc.	211,361	0.3
5,000		Citizen Watch Co., Ltd.	27,624	0.0
11,000		Daihatsu Motor Co., Ltd.	183,829	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Japan: (continued)
800	Daito Trust Construction Co., Ltd.	$76,880	0.1
14,000	Daiwa House Industry Co., Ltd.	198,893	0.3
3,800	East Japan Railway Co.	243,074	0.3
3,300	Eisai Co., Ltd.	146,036	0.2
1,600	FamilyMart Co., Ltd.	75,716	0.1
82,000	Fuji Electric Holdings Co., Ltd.	180,802	0.2
8,100	Fuji Photo Film Co., Ltd.	144,668	0.2
64,000	Fukuoka Financial Group, Inc.	233,388	0.3
7,000	Gunma Bank Ltd.	34,032	0.0
6,000	Hachijuni Bank Ltd.	31,836	0.0
380	Hakuhodo DY Holdings, Inc.	25,024	0.0
1,900	Hirose Electric Co., Ltd.	181,286	0.2
4,100	Hitachi High-Technologies Corp.	102,048	0.1
4,700	Hokuriku Electric Power Co.	47,799	0.1
5,300	Honda Motor Co., Ltd.	168,489	0.2
7,200	Ibiden Co., Ltd.	116,696	0.2
2,000	Idemitsu Kosan Co., Ltd.	167,528	0.2
11,000	IHI Corp.	23,411	0.0
8	Inpex Holdings, Inc.	44,451	0.1
40,000	Isuzu Motors Ltd.	203,923	0.3
22,760	Itochu Corp.	235,607	0.3
3,000	Iyo Bank Ltd.	23,106	0.0
1,100	Japan Petroleum Exploration Co.	41,237	0.1
8,600	Japan Tobacco, Inc.	270,165	0.3
11,400	JFE Holdings, Inc.	149,435	0.2
41	Jupiter Telecommunications Co.	40,934	0.1
16,400	Kansai Electric Power Co., Inc.	123,032	0.2
4,700	Kao Corp.	127,025	0.2
11,000	Kawasaki Heavy Industries Ltd.	26,119	0.0
23	KDDI Corp.	158,360	0.2
10,000	Kinden Corp.	67,242	0.1
3,800	Konami Corp.	80,993	0.1
26,000	Konica Minolta Holdings, Inc.	183,331	0.2
2,000	Kyowa Hakko Kogyo Co., Ltd.	22,245	0.0
2,100	Kyushu Electric Power Co., Inc.	16,400	0.0
30,000	Marubeni Corp.	200,114	0.3
8,300	Marui Co., Ltd.	60,664	0.1
7,500	Maruichi Steel Tube Ltd.	145,670	0.2
1,300	McDonald’s Holdings Co. Japan Ltd.	37,576	0.1
2,914	Miraca Holdings, Inc.	123,829	0.2
47,500	Mitsubishi Chemical Holdings Corp.	200,452	0.3
13,200	Mitsubishi Corp.	261,211	0.3
3,000	Mitsubishi Estate Co., Ltd.	53,732	0.1
71,597	Mitsubishi UFJ Financial Group, Inc.	347,177	0.4
2,260	Mitsubishi UFJ Lease & Finance Co., Ltd.	90,205	0.1
16,892	Mitsui & Co., Ltd.	249,438	0.3
94,000	Mitsui Chemicals, Inc.	210,672	0.3
3,452	Mitsui Fudosan Co., Ltd.	66,511	0.1
3,300	Mitsui Sumitomo Insurance Group Holdings, Inc.	53,369	0.1
85,584	Mizuho Financial Group, Inc.	140,953	0.2
7,500	Namco Bandai Holdings, Inc.	107,712	0.1
7,000	Nippon Express Co., Ltd.	28,503	0.0
12,100	Nippon Paper Group, Inc.	153,035	0.2
5,200	Nippon Telegraph & Telephone Corp.	241,381	0.3
16,000	Nippon Yusen KK	35,404	0.0
18,966	Nishi-Nippon City Bank Ltd.	41,459	0.1
34,900	Nissan Motor Co., Ltd.	328,137	0.4
63,000	Nisshin Steel Co., Ltd.	69,320	0.1
5,000	NKSJ Holdings, Inc.	95,307	0.1
1,600	NOK Corp.	30,596	0.0
7,100	Nomura Holdings, Inc.	24,861	0.0
11,300	Nomura Real Estate Holdings, Inc.	208,681	0.3
76	NTT DoCoMo, Inc.	127,040	0.2
97	NTT Urban Development Corp.	78,169	0.1
400	Oriental Land Co., Ltd.	49,763	0.1
1,460	ORIX Corp.	138,025	0.2
7,000	Osaka Gas Co., Ltd.	28,681	0.0
8,500	Otsuka Holdings Co. Ltd.	258,831	0.3
5,500	Sankyo Co., Ltd.	272,611	0.3
600	Secom Co., Ltd.	27,759	0.0
13,600	Seiko Epson Corp.	108,240	0.1
17,000	Sekisui House Ltd.	162,449	0.2
7,300	Seven & I Holdings Co., Ltd.	231,035	0.3
1,100	Shikoku Electric Power Co., Inc.	16,955	0.0
23,000	Shimadzu Corp.	187,629	0.2
14,400	Shionogi & Co., Ltd.	205,112	0.3
3,800	Shiseido Co., Ltd.	54,385	0.1
6,700	Softbank Corp.	255,630	0.3
106,900	Sojitz Corp.	165,728	0.2
3,200	Sony Corp.	38,912	0.1
27,500	Sumitomo Corp.	385,250	0.5
8,000	Sumitomo Heavy Industries	32,057	0.0
6,000	Sumitomo Metal Mining Co., Ltd.	64,086	0.1
9,100	Sumitomo Mitsui Financial Group, Inc.	286,571	0.4
13,400	Suzuki Motor Corp.	244,837	0.3
12,900	T&D Holdings, Inc.	131,131	0.2

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan: (continued)
71,000		Taisei Corp.	$195,186	0.3
5,751		Takeda Pharmaceutical Co., Ltd.	264,142	0.3
1,300		TDK Corp.	49,307	0.1
2,500		Tohoku Electric Power Co., Inc.	16,127	0.0
4,949		Tokio Marine Holdings, Inc.	113,392	0.1
1,300		Tokyo Electron Ltd.	60,365	0.1
9,000		Tokyo Gas Co., Ltd.	46,390	0.1
8,000		Toppan Printing Co., Ltd.	49,562	0.1
10,000		Toshiba Corp.	33,119	0.0
6,000		Toyo Suisan Kaisha Ltd.	144,074	0.2
800		Toyota Industries Corp.	21,284	0.0
19,090		Toyota Motor Corp.	729,941	0.9
10,100		Toyota Tsusho Corp.	186,749	0.2
2,500		Trend Micro, Inc.	74,125	0.1
800		Tsumura & Co.	22,501	0.0
700		Uni-Charm Corp.	38,565	0.1
280		USS Co., Ltd.	30,133	0.0
5,630		Yamada Denki Co., Ltd.	291,782	0.4
3,000		Yamaguchi Financial Group, Inc.	25,279	0.0
8,800		Yamaha Motor Co., Ltd.	74,327	0.1
8,100		Yamato Holdings Co., Ltd.	132,610	0.2
9,900		Yokogawa Electric Corp.	101,428	0.1
			16,097,782	20.5
		Luxembourg: 0.2%
9,532		ArcelorMittal	151,749	0.2

		Macau: 0.2%
46,000		Sands China Ltd.	134,933	0.2

		Mexico: 0.1%
4,235		Fresnillo PLC	96,144	0.1

		Netherlands: 4.8%
6,766		ASML Holding NV	390,787	0.5
12		Corio NV	530	0.0
6,138		European Aeronautic Defence and Space Co. NV	220,256	0.3
1,182		Heineken Holding NV	54,324	0.1
6,295		Heineken NV	341,064	0.4
25,422		Koninklijke Ahold NV	309,445	0.4
1,670		Koninklijke DSM NV	82,202	0.1
20,661		Royal Dutch Shell PLC - Class A	702,118	0.9
24,309		Royal Dutch Shell PLC - Class B	855,131	1.1
16,829		Koninklijke Philips Electronics NV	370,109	0.5
11,414		Unilever NV	396,271	0.5
1,615		Wolters Kluwer NV	26,827	0.0
			3,749,064	4.8
		New Zealand: 0.1%
8,770		Sky City Entertainment Group Ltd.	25,224	0.0
43,835		Telecom Corp. of New Zealand Ltd.	93,997	0.1
			119,221	0.1
		Norway: 1.1%
2,295		DnB NOR ASA	24,095	0.0
2,723		SeaDrill Ltd.	106,120	0.1
10,799		Statoil ASA	256,655	0.3
4,832		Telenor ASA	81,706	0.1
8,907		Yara International ASA	420,592	0.6
			889,168	1.1
		Portugal: 0.7%
52,424		Energias de Portugal S.A.	119,504	0.2
22,243		Jeronimo Martins	348,643	0.4
18,518		Portugal Telecom SGPS S.A.	78,547	0.1
			546,694	0.7
		Singapore: 1.7%
29,000		Ascendas Real Estate Investment Trust	52,784	0.1
10,000		DBS Group Holdings Ltd.	117,974	0.2
17,000		Fraser and Neave Ltd.	111,560	0.1
117,000		Global Logistic Properties Ltd.	210,411	0.3
62,000		Golden Agri-Resources Ltd.	36,716	0.0
34,000		Hutchison Port Holdings Trust	25,840	0.0
7,000		Jardine Cycle & Carriage Ltd.	261,907	0.3
6,000		Keppel Corp., Ltd.	53,700	0.1
168,000	@	Neptune Orient Lines Ltd.	154,353	0.2
16,000		Olam International Ltd.	23,585	0.0
5,000		Oversea-Chinese Banking Corp.	38,242	0.0
7,000		Singapore Airlines Ltd.	59,427	0.1
23,000		Singapore Telecommunications Ltd.	66,001	0.1
3,000		United Overseas Bank Ltd.	48,058	0.1
6,000		United Overseas Land Ltd.	24,901	0.0
78,000		Yangzijiang Shipbuilding Holdings Ltd.	61,878	0.1
			1,347,337	1.7
		Spain: 4.4%
10,338		ACS Actividades de Construccion y Servicios S.A.	162,982	0.2
14,176		Amadeus IT Holding S.A.	306,099	0.4
11,502		Banco Popular Espanol S.A.	21,583	0.0
111,781		Banco Santander Central Hispano S.A.	676,822	0.9

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Spain: (continued)
40,976	@	Bankia SA	$40,103	0.1
30,034		Banco Bilbao Vizcaya Argentaria S.A.	195,798	0.2
80,314		CaixaBank	262,355	0.3
19,153		Ferrovial SA	208,051	0.3
1,883		Gas Natural SDG S.A.	23,185	0.0
59,500		Iberdrola S.A.	215,511	0.3
2,939		Inditex S.A.	302,483	0.4
112,577		Corp. Mapfre S.A.	204,701	0.3
8,781		Red Electrica de Espana	347,691	0.4
14,598		Repsol YPF S.A.	232,652	0.3
15,962		Telefonica S.A.	181,062	0.2
7,246		Zardoya Otis SA	80,638	0.1
			3,461,716	4.4
		Sweden: 3.1%
11,159		Assa Abloy AB	337,371	0.4
6,067		Boliden AB	91,984	0.1
832		Elekta AB	38,623	0.1
4,332		Telefonaktiebolaget LM Ericsson	40,226	0.1
3,496		Getinge AB	99,958	0.1
1,538		Holmen AB	41,219	0.1
2,473		Industrivarden AB	33,180	0.0
1,183		Investor AB	24,626	0.0
12,951		Kinnevik Investment AB	266,557	0.3
6,302		Nordea Bank AB	58,684	0.1
16,278		Ratos AB	168,381	0.2
15,877		Sandvik AB	220,146	0.3
9,179		Securitas AB	74,495	0.1
14,172		Skanska AB	213,642	0.3
791		Svenska Handelsbanken AB	27,427	0.0
5,667		Swedbank AB	98,499	0.1
5,365		Swedish Match AB	225,774	0.3
19,059		Tele2 AB - B Shares	314,998	0.4
4,624		Volvo AB - B Shares	56,896	0.1
			2,432,686	3.1
		Switzerland: 7.6%
538	@	Adecco S.A.	23,584	0.0
6,353		Cie Financiere Richemont SA	359,459	0.5
6,158	@	Credit Suisse Group	104,841	0.1
1,119	@	Geberit AG - Reg	219,378	0.3
6,737		Glencore International PLC	33,693	0.0
1,925		Kuehne & Nagel International AG	218,747	0.3
23,116		Nestle S.A.	1,420,160	1.8
20,453		Novartis AG	1,200,981	1.5
1,071		Partners Group	195,375	0.2
7,116		Roche Holding AG - Genusschein	1,260,070	1.6
2,017	@	Swiss Re Ltd.	126,261	0.2
705		Syngenta AG	240,392	0.3
11,350	@	UBS AG - Reg	119,402	0.2
2,172	@	Zurich Financial Services AG	482,059	0.6
			6,004,402	7.6
		United Kingdom: 20.8%
62,693		Aberdeen Asset Management PLC	253,408	0.3
6,954		Amec PLC	121,350	0.2
6,268		Anglo American PLC	185,748	0.2
30,139		ARM Holdings PLC	260,717	0.3
5,825		Associated British Foods PLC	114,402	0.1
7,587		AstraZeneca PLC	354,326	0.4
17,250		Aviva PLC	78,991	0.1
2,262		Babcock International Group	30,371	0.0
9,252		BAE Systems PLC	44,652	0.1
68,054		Barclays PLC	177,239	0.2
28,841		BG Group PLC	567,740	0.7
24,312		BHP Billiton PLC	708,907	0.9
146,012		BP PLC	969,504	1.2
18,529		British American Tobacco PLC	984,153	1.3
6,488		British Land Co. PLC	54,218	0.1
2,333		British Sky Broadcasting PLC	26,024	0.0
108,457		BT Group PLC	368,992	0.5
22,828		Bunzl PLC	397,773	0.5
4,860		Centrica PLC	24,123	0.0
8,792		Cobham PLC	31,964	0.0
7,610		Compass Group PLC	81,630	0.1
5,863		Croda International	215,635	0.3
22,611		Diageo PLC	604,383	0.8
25,540		Eurasian Natural Resources Corp.	156,507	0.2
11,907		Experian Group Ltd.	176,557	0.2
32,383		GlaxoSmithKline PLC	745,121	0.9
129,791		HSBC Holdings PLC	1,084,282	1.4
50,337		ICAP PLC	250,590	0.3
16,415		Imperial Tobacco Group PLC	636,976	0.8
8,657		Intercontinental Hotels Group PLC	213,876	0.3
60,138		ITV PLC	70,963	0.1
9,102		J Sainsbury PLC	46,033	0.1
6,008		Johnson Matthey PLC	204,814	0.3
32,684		Kingfisher PLC	136,314	0.2
21,360		Legal & General Group PLC	42,518	0.1
97,945	@	Lloyds TSB Group PLC	46,455	0.1
2,988		London Stock Exchange Group PLC	45,286	0.1
37,082		Man Group PLC	46,192	0.1
58,806		National Grid PLC	609,979	0.8
1,571		Next PLC	79,102	0.1
35,369		Old Mutual PLC	87,064	0.1
23,229		Pearson PLC	434,884	0.6
10,599		Petrofac Ltd.	246,548	0.3
7,272		Prudential PLC	86,535	0.1
8,412		Reckitt Benckiser PLC	461,629	0.6
12,696		Reed Elsevier PLC	106,869	0.1

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
32,136		Rexam PLC	$218,416	0.3
5,973		Rio Tinto PLC	275,066	0.3
8,118	@	Rolls-Royce Holdings PLC	107,910	0.1
12,101	@	Royal Bank of Scotland Group PLC	40,560	0.1
60,055		Royal & Sun Alliance Insurance Group	102,203	0.1
799		SABMiller PLC	34,451	0.0
16,113		Sage Group PLC	72,458	0.1
3,052		Scottish & Southern Energy PLC	62,687	0.1
1,316		Shire PLC	37,960	0.0
22,014		Smith & Nephew PLC	225,313	0.3
12,103		Standard Chartered PLC	277,062	0.4
18,876		Tesco PLC	93,983	0.1
11,537		TUI Travel PLC	32,947	0.0
11,840		Tullow Oil PLC	238,312	0.3
8,317		Unilever PLC	298,216	0.4
310,300		Vodafone Group PLC	888,053	1.1
4,186		Wolseley PLC	150,555	0.2
22,445		WPP PLC	283,798	0.4
16,456		Xstrata PLC	217,462	0.3
			16,328,756	20.8
		Total Common Stock (Cost $70,104,040)	76,692,745	97.6
PREFERRED STOCK: 0.4%
		Germany: 0.4%
3,868		ProSieben SAT.1 Media AG	80,959	0.1
1,166		Volkswagen AG	198,422	0.3
		Total Preferred Stock
		(Cost $268,939)	279,381	0.4
RIGHTS: 0.0%
		Spain: 0.0%
10,338	@	ACS Actividades de Construccion y Servicios SA	13,585	0.0
111,781	@	Banco Santander SA	20,905	0.0
		Total Rights
		(Cost $–)	34,490	0.0
		Total Long-Term Investments
		(Cost $70,372,979)	77,006,616	98.0
SHORT-TERM INVESTMENTS: 2.1%
		Mutual Funds: 2.1%
1,652,000		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,652,000)	1,652,000	2.1
		Total Short-Term Investments
		(Cost $1,652,000)	1,652,000	2.1
		Total Investments in Securities (Cost $72,024,979)	$78,658,616	100.1
		Liabilities in Excess of Other Assets	(102,631)	(0.1)
		Net Assets	$78,555,985	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $74,691,794.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$10,080,594
		Gross Unrealized Depreciation	(6,113,772)
		Net Unrealized Appreciation	$3,966,822

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	10.0%
Consumer Staples	12.0
Energy	8.2
Financials	22.5
Health Care	10.1
Industrials	12.2
Information Technology	4.1
Materials	9.6
Rights	0.0
Telecommunication Services	5.6
Utilities	3.7
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,251,978	$—	$7,251,978
Austria	—	328,771	—	328,771
Belgium	84,201	672,490	—	756,691
China	—	84,111	—	84,111
Denmark	—	860,230	—	860,230
Finland	—	1,222,593	—	1,222,593
France	—	5,964,133	—	5,964,133
Germany	—	4,952,782	—	4,952,782
Hong Kong	—	2,118,601	—	2,118,601
Israel	—	470,443	—	470,443
Italy	—	1,322,760	—	1,322,760
Japan	40,934	16,056,848	—	16,097,782
Luxembourg	—	151,749	—	151,749
Macau	—	134,933	—	134,933
Mexico	—	96,144	—	96,144
Netherlands	—	3,749,064	—	3,749,064
New Zealand	—	119,221	—	119,221
Norway	—	889,168	—	889,168
Portugal	—	546,694	—	546,694
Singapore	25,840	1,321,497	—	1,347,337
Spain	—	3,461,716	—	3,461,716
Sweden	—	2,432,686	—	2,432,686
Switzerland	—	6,004,402	—	6,004,402
United Kingdom	—	16,328,756	—	16,328,756
Total Common Stock	150,975	76,541,770	—	76,692,745
Preferred Stock	—	279,381	—	279,381
Rights	—	34,490	—	34,490
Short-Term Investments	1,652,000	—	—	1,652,000
Total Investments, at fair value	$1,802,975	$76,855,641	$—	$78,658,616
Other Financial Instruments+
Futures	76,826	—	—	76,826
Total Assets	$1,879,801	$76,855,641	$—	$78,735,442

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

ING Index Plus International Equity Fund Open Futures Contracts on July 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	20	09/21/12	$1,424,600	$76,826
			$1,424,600	$76,826

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.0%
		Australia: 1.6%
11,755		BHP Billiton Ltd.	$390,470	0.1
283,500		Transurban Group	1,821,134	0.6
276,510		Westfield Group	2,892,284	0.9
			5,103,888	1.6
		Belgium: 0.8%
60,884		Umicore	2,693,959	0.8

		Brazil: 3.5%
202,869		BM&F Bovespa S.A.	1,141,460	0.3
184,200		BR Malls Participacoes S.A.	2,154,633	0.7
78,500		CCR SA	655,444	0.2
51,096		Embraer SA ADR	1,296,816	0.4
90,300		Itau Unibanco Holding SA ADR	1,427,643	0.5
123,900		JSL SA	616,719	0.2
30,900		Localiza Rent a Car SA	499,117	0.1
73,349		Natura Cosmeticos S.A.	1,916,051	0.6
67,100		Petroleo Brasileiro SA ADR	1,317,173	0.4
28,213		Raia Drogasil SA	316,935	0.1
			11,341,991	3.5
		Canada: 5.3%
84,801		Canadian National Railway Co.	7,481,024	2.3
37,500		Canadian Natural Resources Ltd.	1,022,710	0.3
46,300		Cenovus Energy, Inc.	1,415,062	0.5
15,860		EnCana Corp.	353,305	0.1
18,400	@	MEG Energy Corp.	748,587	0.2
64,975		Potash Corp. of Saskatchewan	2,869,296	0.9
61,300		Tim Hortons, Inc.	3,259,838	1.0
			17,149,822	5.3
		Chile: 0.2%
38,900		Enersis SA ADR	643,795	0.2

		China: 5.4%
17,320	@	Baidu.com ADR	2,087,406	0.6
310,899		China Life Insurance Co., Ltd.	853,444	0.3
967,000		China Merchants Bank Co., Ltd.	1,771,368	0.5
767,000		China Pacific Insurance Group Co., Ltd.	2,415,355	0.7
1,768,222		CNOOC Ltd.	3,547,152	1.1
318,000		Dongfeng Motor Group Co., Ltd.	438,990	0.1
54,000		Hengan International Group Co., Ltd.	510,651	0.2
2,682,344		Industrial and Commercial Bank of China Ltd.	1,529,454	0.5
510,615		Sinopharm Group Co.	1,494,318	0.5
64,609		Tencent Holdings Ltd.	1,918,205	0.6
216,000		Xinao Gas Holdings Ltd.	823,963	0.2
264,500		Zhongsheng Group Holdings Ltd.	280,723	0.1
			17,671,029	5.4
		Denmark: 1.5%
31,920		Novo-Nordisk A/S	4,921,672	1.5

		Finland: 0.5%
14,024		Kone OYJ	868,558	0.3
15,864		Nokian Renkaat OYJ	631,677	0.2
			1,500,235	0.5
		France: 10.3%
24,435		Accor S.A.	810,885	0.3
62,298		Air Liquide	6,967,204	2.1
24,834		BNP Paribas	917,365	0.3
10,318		Bureau Veritas S.A.	910,817	0.3
27,904		Cie Generale des Etablissements Michelin	1,895,990	0.6
30,713		Cie Generale D’Optique Essilor International S.A.	2,673,362	0.8
70,850		Groupe Danone	4,306,527	1.3
24,800		LVMH Moet Hennessy Louis Vuitton S.A.	3,730,697	1.1
33,201		Pernod-Ricard S.A.	3,567,980	1.1
47,397		Publicis Groupe	2,333,292	0.7
57,477		Safran S.A.	1,945,011	0.6
19,190		Unibail	3,679,619	1.1
			33,738,749	10.3
		Germany: 6.2%
51,417		Adidas AG	3,856,408	1.2
22,443		Allianz AG	2,226,544	0.7
21,033		Continental AG	1,901,748	0.6
42,911		Fresenius Medical Care AG & Co. KGaA	3,101,961	0.9
29,541		GSW Immobilien AG	1,086,561	0.3
342,918		Infineon Technologies AG	2,491,758	0.8
47,122		SAP AG	2,990,513	0.9
30,880		Siemens AG	2,616,753	0.8
			20,272,246	6.2
		Hong Kong: 2.0%
842,000		AIA Group Ltd.	2,941,789	0.9
162,500		Hong Kong Exchanges and Clearing Ltd.	2,168,115	0.7
682,000		Shangri-La Asia Ltd.	1,339,241	0.4
			6,449,145	2.0
		India: 0.5%
383,279		ITC Ltd.	1,774,187	0.5

		Ireland: 0.7%
15,790		Accenture PLC	952,137	0.3
109,900	@	Elan Corp. PLC ADR	1,269,345	0.4
			2,221,482	0.7

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Israel: 2.1%
56,980	@	Check Point Software Technologies	$2,767,519	0.8
100,623		Teva Pharmaceutical Industries Ltd. ADR	4,114,474	1.3
			6,881,993	2.1
		Italy: 1.0%
799,687		Snam Rete Gas S.p.A.	3,214,621	1.0

		Japan: 10.4%
22,280		Acom Co., Ltd.	463,316	0.1
12,485		Canon, Inc.	416,914	0.1
1,163		Dai-ichi Life Insurance Co., Ltd.	1,219,108	0.4
37,900		Daiichi Sankyo Co., Ltd.	623,714	0.2
37,500		Daito Trust Construction Co., Ltd.	3,603,743	1.1
35,300		Eisai Co., Ltd.	1,562,141	0.5
31,000		FamilyMart Co., Ltd.	1,467,004	0.5
36,103		Fanuc Ltd.	5,573,884	1.7
2,400		Fast Retailing Co., Ltd.	492,896	0.2
117		Inpex Holdings, Inc.	650,094	0.2
22,100		LIXIL Group Corp.	461,875	0.1
340		KDDI Corp.	2,340,968	0.7
99,930		Komatsu Ltd.	2,216,873	0.7
1,276,500		Mitsubishi UFJ Financial Group, Inc.	6,189,798	1.9
104,000		Mitsui Fudosan Co., Ltd.	2,003,803	0.6
134,500		Rakuten, Inc.	1,338,157	0.4
87,804		Toyota Motor Corp.	3,357,346	1.0
			33,981,634	10.4
		Macau: 0.5%
572,400		Sands China Ltd.	1,679,035	0.5

		Malaysia: 0.1%
319,500		AirAsia BHD	381,040	0.1

		Mexico: 0.7%
813,395		Wal-Mart de Mexico SA de CV	2,294,277	0.7

		Netherlands: 1.0%
27,600	@	ASML Holding NV	1,587,000	0.5
86,100	@	Yandex NV	1,655,703	0.5
			3,242,703	1.0
		Norway: 0.6%
22,965	@	Algeta ASA	626,249	0.2
83,041		Telenor ASA	1,404,174	0.4
			2,030,423	0.6
		Portugal: 0.2%
129,349		Portugal Telecom SGPS S.A.	548,653	0.2

		South Korea: 2.3%
17,438		Hyundai Motor Co.	3,622,655	1.1
3,475		Samsung Electronics Co., Ltd.	3,994,587	1.2
			7,617,242	2.3
		Spain: 0.7%
139,144		Repsol YPF S.A.	2,217,571	0.7

		Sweden: 3.6%
113,540		Assa Abloy AB	3,432,669	1.1
79,793		Hennes & Mauritz AB	2,945,654	0.9
76,532		SKF AB - B Shares	1,578,429	0.5
41,900		Svenska Handelsbanken AB	1,452,848	0.4
194,636		Volvo AB - B Shares	2,394,895	0.7
			11,804,495	3.6
		Switzerland: 7.8%
15,680		Actelion Ltd. - Reg	715,072	0.2
12,749		Cie Financiere Richemont SA	721,351	0.2
2,378	@	Givaudan	2,311,084	0.7
48,889	@	Julius Baer Group Ltd.	1,746,304	0.5
61,800		Nestle S.A.	3,796,759	1.2
54,108		Novartis AG	3,177,171	1.0
27,411		Roche Holding AG - Genusschein	4,853,819	1.5
457		SGS S.A.	912,945	0.3
4,320		Swatch Group AG - BR	1,712,610	0.5
54,869	@	Swiss Re Ltd.	3,434,721	1.0
5,760		Syngenta AG	1,964,057	0.6
20,600	@	UBS AG - Reg	216,712	0.1
			25,562,605	7.8
		Taiwan: 1.3%
67,000		Hiwin Technologies Corp.	611,909	0.2
306,000		Quanta Computer, Inc.	791,563	0.2
342,000		Synnex Technology International Corp.	741,744	0.2
784,000		Taiwan Semiconductor Manufacturing Co., Ltd.	2,122,126	0.7
			4,267,342	1.3
		United Arab Emirates: 0.1%
113,302	@	NMC Health PLC	346,397	0.1

		United Kingdom: 19.8%
182,707		ARM Holdings PLC	1,580,507	0.5
37,269		AstraZeneca PLC	1,740,529	0.5
362,267		BG Group PLC	7,131,288	2.2
331,390		BP PLC	2,200,394	0.7
142,942		British American Tobacco PLC	7,592,251	2.3
65,273		Carnival PLC	2,189,395	0.7
99,518		CRH PLC	1,806,152	0.6
39,800	@	Ensco PLC	2,162,334	0.6
366,981		HSBC Holdings PLC	3,069,762	0.9
59,821		Imperial Tobacco Group PLC	2,321,325	0.7
20,195		Intercontinental Hotels Group PLC	498,930	0.1
581,831		Kingfisher PLC	2,426,629	0.7

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2012 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
		United Kingdom: (continued)
365,089		National Grid PLC		$3,786,973	1.2
89,259		Pearson PLC		1,671,071	0.5
71,129		Reckitt Benckiser PLC		3,903,378	1.2
42,290		Rio Tinto PLC		1,947,523	0.6
386,856	@	Rolls-Royce Holdings PLC		5,142,335	1.6
61,700		SABMiller PLC		2,660,331	0.8
202,544		Standard Chartered PLC		4,636,640	1.4
578,924		Tesco PLC		2,882,444	0.9
1,208,940		Vodafone Group PLC		3,459,886	1.1
				64,810,077	19.8
		United States: 3.3%
59,900		Carnival Corp.		1,993,472	0.6
50,552	@	Covidien PLC		2,824,846	0.9
53,971		Schlumberger Ltd.		3,845,973	1.2
32,400		Yum! Brands, Inc	.	2,100,816	0.6
				10,765,107	3.3
		Total Common Stock
		(Cost $311,868,996)		307,127,415	94.0
PREFERRED STOCK: 0.9%
		Germany: 0.9%
16,425		Volkswagen AG		2,795,092	0.9

		Total Preferred Stock
		(Cost $2,761,388)		2,795,092	0.9
WARRANTS: 0.1%
		Telecommunications: 0.1%
41,503	@	Bharti Airtel Ltd.		224,249	0.1

		Total Warrants
		(Cost $362,455)		224,249	0.1

		Total Long-Term Investments
		(Cost $314,992,839)		310,146,756	95.0
SHORT-TERM INVESTMENTS: 2.6%
		Mutual Funds: 2.6%
8,505,061		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,505,061)		8,505,061	2.6

		Total Short-Term Investments
		(Cost $8,505,061)		8,505,061	2.6

		Total Investments in Securities
		(Cost $323,497,900)		$318,651,817	97.6
		Assets in Excess of Other Liabilities		7,975,452	2.4
		Net Assets		$326,627,269	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $326,737,008.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$15,689,728
		Gross Unrealized Depreciation		(23,774,919)
		Net Unrealized Depreciation		$(8,085,191)

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	15.2%
Consumer Staples	12.1
Energy	8.2
Financials	16.8
Health Care	10.5
Industrials	14.0
Information Technology	7.9
Materials	6.4
Telecommunication Services	2.5
Utilities	1.4
Short-Term Investments	2.6
Assets in Excess of Other Liabilities	2.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,103,888	$—	$5,103,888
Belgium	—	2,693,959	—	2,693,959
Brazil	9,914,348	1,427,643	—	11,341,991
Canada	17,149,822	—	—	17,149,822
Chile	643,795	—	—	643,795
China	2,087,406	15,583,623	—	17,671,029
Denmark	—	4,921,672	—	4,921,672
Finland	—	1,500,235	—	1,500,235
France	—	33,738,749	—	33,738,749
Germany	—	20,272,246	—	20,272,246
Hong Kong	—	6,449,145	—	6,449,145
India	—	1,774,187	—	1,774,187
Ireland	2,221,482	—	—	2,221,482
Israel	6,881,993	—	—	6,881,993
Italy	—	3,214,621	—	3,214,621
Japan	—	33,981,634	—	33,981,634
Macau	—	1,679,035	—	1,679,035
Malaysia	—	381,040	—	381,040
Mexico	2,294,277	—	—	2,294,277
Netherlands	3,242,703	—	—	3,242,703
Norway	—	2,030,423	—	2,030,423
Portugal	—	548,653	—	548,653
South Korea	—	7,617,242	—	7,617,242
Spain	—	2,217,571	—	2,217,571
Sweden	—	11,804,495	—	11,804,495
Switzerland	—	25,562,605	—	25,562,605
Taiwan	—	4,267,342	—	4,267,342
United Arab Emirates	346,397	—	—	346,397
United Kingdom	2,162,334	62,647,743	—	64,810,077
United States	10,765,107	—	—	10,765,107
Total Common Stock	57,709,664	249,417,751	—	307,127,415
Preferred Stock	—	2,795,092	—	2,795,092
Warrants	—	224,249	—	224,249
Short-Term Investments	8,505,061	—	—	8,505,061
Total Investments, at fair value	$66,214,725	$252,437,092	$—	$318,651,817
Other Financial Instruments+
Forward Foreign Currency Contracts	—	635,692	—	635,692
Total Assets	$66,214,725	$253,072,784	$—	$319,287,509
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(80,123)	$—	$(80,123)
Total Liabilities	$—	$(80,123)	$—	$(80,123)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

PORTFOLIO OF INVESTMENTS
ING International Core Fund	as of July 31, 2012 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2012:

	Beginning Balance on 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 7/31/2012
Asset Table
Investments, at value
Common Stock	$43,686	$—	$—	$—	$—	$—	$—	$(43,686)	$—
Total Investments, at value	$43,686	$—	$—	$—	$—	$—	$—	$(43,686)	$—

As of July 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At July 31, 2012, the following forward foreign currency contracts were outstanding for the ING International Core Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of America	Australian Dollar	814,000	Buy	09/06/12	$843,916	$852,342	$8,426
							$8,426

Bank of Montreal	Canadian Dollar	3,315,000	Sell	08/09/12	$3,290,911	$3,304,888	$(13,977)
Citigroup, Inc.	Australian Dollar	814,000	Sell	09/06/12	786,195	852,341	(66,146)
State Street	EU Euro	8,036,700	Sell	11/08/12	10,528,760	9,901,494	627,266
							$547,143

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Australia: 5.5%
68,571		Amcor Ltd.	$541,348	0.4
322,970	L	Aristocrat Leisure Ltd.	798,824	0.6
47,036		Asciano Group	213,407	0.2
129,314		Brambles Ltd.	844,227	0.6
27,624		Cochlear Ltd.	1,906,923	1.4
6,447		CSL Ltd.	288,314	0.2
9,409		Macquarie Group Ltd.	244,814	0.2
11,118		Orica Ltd.	289,132	0.2
129,644		Seek Ltd.	823,864	0.6
186,621		Treasury Wine Estates Ltd.	862,843	0.6
25,575		Woolworths Ltd.	766,290	0.5
			7,579,986	5.5
		Belgium: 1.2%
8,491		Anheuser-Busch InBev NV	671,837	0.5
11,550		Colruyt S.A.	523,799	0.4
7,750		Groupe Bruxelles Lambert S.A.	506,218	0.3
			1,701,854	1.2
		Brazil: 2.7%
59,500		Banco Santander Brasil SA ADR	453,985	0.3
81,300		BM&F Bovespa S.A.	457,442	0.3
67,200		Itau Unibanco Holding SA ADR	1,062,432	0.8
15,100		Lojas Renner SA	449,271	0.3
131,600		PDG Realty SA Empreendimentos e Participacoes	222,844	0.2
40,400		Petroleo Brasileiro SA ADR	768,812	0.6
24,800		Raia Drogasil SA	278,595	0.2
			3,693,381	2.7
		Canada: 1.7%
37,300		Eldorado Gold Corp.	403,548	0.3
13,900		Potash Corp. of Saskatchewan	613,824	0.4
8,900		Shoppers Drug Mart Corp.	366,969	0.3
6,400		Suncor Energy, Inc.	195,456	0.1
10,700		Tim Hortons, Inc.	569,009	0.4
1,000		Valeant Pharmaceuticals	47,596	0.0
4,800	@	Valeant Pharmaceuticals International, Inc.	228,788	0.2
			2,425,190	1.7
		China: 4.5%
9,800	@	Baidu.com ADR	1,181,096	0.9
243,000		Belle International Holdings	446,552	0.3
254,500		BOC Hong Kong Holdings Ltd.	778,408	0.6
557,000		China Construction Bank	374,269	0.3
254,000		China Unicom Ltd.	371,631	0.3
1,050,000		GOME Electrical Appliances Holdings Ltd.	85,933	0.1
25,500		Hengan International Group Co., Ltd.	241,141	0.2
30,015	L	Mindray Medical International Ltd. ADR	894,447	0.6
13,500	@	New Oriental Education & Technology Group ADR	154,170	0.1
372,000		Parkson Retail Group Ltd.	333,210	0.2
31,000		Ping An Insurance Group Co. of China Ltd.	241,381	0.2
133,600		Shanghai Pharmaceuticals Holding Co. Ltd.	188,957	0.1
16,200		Tencent Holdings Ltd.	480,969	0.3
5,500	@	Tudou Holdings Ltd. ADR	145,035	0.1
234,000		Want Want China Holdings Ltd.	282,796	0.2
3,600	@	Youku.com, Inc. ADR	61,236	0.0
			6,261,231	4.5
		Denmark: 4.0%
29,293		Carlsberg A/S	2,367,725	1.7
24,450	@	Jyske Bank	654,229	0.5
11,910		Novo-Nordisk A/S	1,836,376	1.3
29,001		Novozymes A/S	712,972	0.5
			5,571,302	4.0
		Finland: 1.1%
23,971		Kone OYJ	1,484,613	1.1
		France: 3.9%
4,638		Air Liquide	518,699	0.4
47,546		AXA S.A.	577,673	0.4
7,305		BioMerieux	621,464	0.5
12,487		Eutelsat Communications	377,005	0.3
5,405		Groupe Danone	328,536	0.2
22,981		Legrand S.A.	736,252	0.5
5,484		Pernod-Ricard S.A.	589,344	0.4
11,332		Schneider Electric S.A.	638,931	0.5
21,213		Total S.A.	977,420	0.7
			5,365,324	3.9
		Germany: 2.8%
14,250		Adidas AG	1,068,787	0.8
5,879		Brenntag AG	643,908	0.4
36,813		Celesio AG	669,683	0.5
6,754		Deutsche Boerse AG	336,003	0.2
5,374		Fresenius AG	572,269	0.4
7,202		Henkel KGaA - Vorzug	517,028	0.4
4,025		Software AG	130,883	0.1
			3,938,561	2.8
		Hong Kong: 4.4%
189,200		AIA Group Ltd.	661,029	0.5

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong: (continued)
348,000		Cafe de Coral Holdings Ltd.	$998,246	0.7
137,000		Hang Lung Properties Ltd.	484,038	0.3
30,100		Hong Kong Exchanges and Clearing Ltd.	401,602	0.3
1,600		Jardine Matheson Holdings Ltd.	83,438	0.0
43,000		Jardine Strategic Holdings Ltd.	1,345,291	1.0
121,500		Kerry Properties Ltd.	555,516	0.4
828,000		Li & Fung Ltd.	1,626,367	1.2
			6,155,527	4.4
		India: 1.5%
152,519	@	Adani Power Ltd.	119,047	0.1
797		Axis Bank Ltd.	14,854	0.0
16,985		Axis Bank Ltd. GDR	316,769	0.2
66,749		Bharti Airtel Ltd.	358,303	0.3
39,232		Housing Development Finance Corp.	484,975	0.4
5,500		Infosys Ltd. ADR	217,690	0.1
48,029		Mahindra & Mahindra Ltd. GDR	605,793	0.4
			2,117,431	1.5
		Indonesia: 0.4%
210,838		Bank Mandiri Persero TBK PT	183,522	0.1
230,500	@	Sarana Menara Nusantara PT	404,258	0.3
			587,780	0.4
		Ireland: 0.3%
7,200		Accenture PLC	434,160	0.3
		Israel: 0.4%
106,753	@,L	Protalix BioTherapeutics, Inc.	621,303	0.4
		Italy: 2.2%
89,367		Exor SpA	1,973,385	1.4
79,044		Fiat Industrial SpA	774,425	0.6
35,200		Prada SpA	241,730	0.2
			2,989,540	2.2
		Japan: 12.6%
52,000		Asahi Group Holdings, Ltd	1,167,263	0.8
16,000		Bridgestone Corp.	360,385	0.3
700		Fanuc Ltd.	108,072	0.1
4,300		Fast Retailing Co., Ltd.	883,106	0.6
15,800		Honda Motor Co., Ltd.	502,287	0.4
220		Inpex Holdings, Inc.	1,222,400	0.9
581		Jupiter Telecommunications Co.	580,071	0.4
45,900		Kao Corp.	1,240,516	0.9
33,800		Mitsui & Co., Ltd.	499,113	0.4
29,000		Mitsui Fudosan Co., Ltd.	558,753	0.4
74,000		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,196,765	0.9
68,500		Namco Bandai Holdings, Inc.	983,767	0.7
8,700		Nippon Telegraph & Telephone Corp.	403,850	0.3
45,600		Olympus Corp.	853,954	0.6
77,600		Rakuten, Inc.	772,052	0.6
12,500		Rohm Co., Ltd.	448,644	0.3
23,700		Sankyo Co., Ltd.	1,174,707	0.9
12,900		Shimano, Inc.	856,643	0.6
4,500		SMC Corp.	755,962	0.5
15,900		Softbank Corp.	606,645	0.4
36,400		Sony Financial Holdings, Inc.	580,569	0.4
48,200		THK Co., Ltd.	852,263	0.6
12,300		Tokyo Electron Ltd.	571,146	0.4
39,400		Yamaha Motor Co., Ltd.	332,781	0.2
			17,511,714	12.6
		Kazakhstan: 0.5%
40,600	L	KazMunaiGas Exploration Production GDR	738,514	0.5
		Malaysia: 0.2%
138,300		CIMB Group Holdings Bhd	346,068	0.2
		Mexico: 0.2%
9,644		Fresnillo PLC	218,941	0.2
		Netherlands: 1.3%
6,963		ASML Holding NV	402,165	0.3
39,593	@	Qiagen NV	705,175	0.5
20,171		Royal Dutch Shell PLC - Class B	709,566	0.5
			1,816,906	1.3
		Norway: 0.9%
21,142	@	Subsea 7 SA	441,886	0.3
21,028		SeaDrill Ltd.	819,493	0.6
			1,261,379	0.9
		Oman: 0.1%
82,779		BankMuscat SAOG	110,869	0.1
		Portugal: 0.2%
16,649		Jeronimo Martins	260,961	0.2
		Russia: 0.4%
31,604		Sberbank of Russia ADR	351,752	0.2
13,331	@	X5 Retail Group N.V. GDR	260,346	0.2
			612,098	0.4
		Singapore: 1.2%
144,000		CapitaMall Trust	226,321	0.2

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Singapore: (continued)
86,775		United Overseas Bank Ltd.	$1,390,087	1.0
			1,616,408	1.2
		South Africa: 0.7%
138,563		Clicks Group Ltd.	912,660	0.7
		South Korea: 1.7%
1,686		Hyundai Mobis	442,928	0.3
3,219		Samsung Electronics Co., Ltd. GDR	1,848,658	1.4
			2,291,586	1.7
		Spain: 1.2%
17,291	L	Corporacion Financiera Alba SA	542,284	0.4
193,915		Distribuidora Internacional de Alimentacion SA	957,587	0.7
18,718		Telefonica S.A.	212,324	0.1
			1,712,195	1.2
		Sweden: 5.5%
10,173		Assa Abloy AB	307,562	0.2
17,169		Atlas Copco AB - Class A	384,453	0.3
103,016		Atlas Copco AB - Class B	2,057,361	1.5
3,583		Elekta AB	166,328	0.1
33,943		Investor AB	706,575	0.5
41,494		Kinnevik Investment AB	854,030	0.6
51,944		Scania AB - B Shares	893,047	0.7
65,044		Svenska Handelsbanken AB	2,255,347	1.6
			7,624,703	5.5
		Switzerland: 8.6%
19,459	@	ABB Ltd.	338,323	0.2
14,268		Cie Financiere Richemont SA	807,298	0.6
37,040	@	Credit Suisse Group	630,611	0.5
4,492	@	Geberit AG - Reg	880,647	0.6
11,740	@	Julius Baer Group Ltd.	419,350	0.3
4,413		Kuehne & Nagel International AG	501,470	0.4
5,572	@	Mettler Toledo International, Inc.	862,546	0.6
39,848		Nestle S.A.	2,448,111	1.8
15,013		Roche Holding AG - Genusschein	2,658,436	1.9
8,118		Schindler Holding AG	947,873	0.7
188		SGS S.A.	375,566	0.3
3,660	@	Sonova Holding AG - Reg	345,507	0.2
63,004	@	UBS AG - Reg	662,803	0.5
			11,878,541	8.6
		Taiwan: 1.3%
74,290	L	Hon Hai Precision Industry Co., Ltd. GDR	410,875	0.3
22,000		Synnex Technology International Corp.	47,715	0.1
157,000		Taiwan Semiconductor Manufacturing Co., Ltd.	424,966	0.3
61,600		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	860,552	0.6
			1,744,108	1.3
		Turkey: 1.1%
6,076		BIM Birlesik Magazalar AS	263,507	0.2
332,605		Turkiye Garanti Bankasi A/S	1,292,905	0.9
			1,556,412	1.1
		United Arab Emirates: 0.3%
39,289		DP World Ltd.	397,215	0.3
		United Kingdom: 20.1%
35,000		Amec PLC	610,763	0.4
12,223		Anglo American PLC	362,221	0.3
19,911		Antofagasta PLC	332,693	0.2
34,243		ARM Holdings PLC	296,219	0.2
37,122	@	ASOS PLC	1,051,432	0.8
76,035		BG Group PLC	1,496,762	1.1
67,852		BHP Billiton PLC	1,978,477	1.4
46,590		British Sky Broadcasting PLC	519,692	0.4
9,561		Burberry Group PLC	187,241	0.1
51,517		Capita Group PLC	572,702	0.4
59,178		Compass Group PLC	634,786	0.5
45,114		Experian Group Ltd.	668,952	0.5
27,764		GlaxoSmithKline PLC	638,839	0.5
99,000		Hargreaves Lansdown PLC	877,093	0.6
40,079		HSBC Holdings PLC	334,822	0.2
31,000		Imperial Tobacco Group PLC	1,202,940	0.9
42,398		Intertek Group PLC	1,812,339	1.3
131,795		John Wood Group PLC	1,602,764	1.2
42,000		Johnson Matthey PLC	1,431,789	1.0
55,000		Kazakhmys PLC	604,295	0.4
41,644	L	Lonmin PLC	453,658	0.3
198,138	@	Mitchells & Butlers PLC	808,030	0.6
41,000		Pearson PLC	767,586	0.6
54,387		Rightmove PLC	1,269,377	0.9
47,788	@	Rolls-Royce Holdings PLC	635,228	0.5
6,453		SABMiller PLC	278,235	0.2
42,802		Serco Group PLC	385,741	0.3
87,241		Standard Chartered PLC	1,997,122	1.4
87,393		Tesco PLC	435,127	0.3
21,001		Tullow Oil PLC	422,701	0.3
38,466		Unilever PLC	1,379,246	1.0
29,000	L	Weir Group PLC	748,937	0.5
81,839		WPP PLC	1,034,785	0.8
			27,832,594	20.1
		United States: 2.9%
17,100		Carnival Corp.	569,088	0.4
34,715		Coca-Cola Enterprises, Inc.	1,017,844	0.7

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
9,100		Las Vegas Sands Corp.	$331,422	0.3
12,700	@	Liberty Global, Inc.	670,306	0.5
25,700	@	NII Holdings, Inc.	173,475	0.1
4,440	@,X	Peixe Urbano, Inc.	146,169	0.1
820	@	Priceline.com, Inc.	542,626	0.4
7,400		Schlumberger Ltd.	527,324	0.4
			3,978,254	2.9
		Total Common Stock
		(Cost $140,529,171)	135,349,309	97.6
PREFERRED STOCK: 0.0%
		United States: 0.0%
911	@	Peixe Urbano, Inc.	29,991	0.0
		Total Preferred Stock
		(Cost $29,991)	29,991	0.0
RIGHTS: 0.0%
		Brazil: 0.0%
23,111	@	PDG Realty SA Empreendimentos e Participacoes	451	0.0
		Total Rights
		(Cost $—)	451	0.0
		Total Long-Term Investments
		(Cost $140,559,162)	135,379,751	97.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateral(cc)(1): 2.1%
929,134		BNP Paribas Bank, Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $929,139, collateralized by various U.S. Government Agency Obligations, 2.170%-5.000%, Market Value plus accrued interest $947,717, due 08/01/25-08/01/42)	$929,134	0.7
1,000,000		Citigroup, Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 2.273%-6.000%, Market Value plus accrued interest $1,020,000, due 10/01/20-08/01/42)	1,000,000	0.7
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,020,000, due 04/01/27-07/01/42)	1,000,000	0.7
			2,929,134	2.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
701,276		T. Rowe Price Reserve Investment Fund
		(Cost $701,276)	$701,276	0.5
		Total Short-Term Investments
		(Cost $3,630,410)	3,630,410	2.6
		Total Investments in Securities (Cost $144,189,572)	$139,010,161	100.2
		Liabilities in Excess of Other Assets	(298,150)	(0.2)
		Net Assets	$138,712,011	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $144,853,237.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$9,439,623
		Gross Unrealized Depreciation	(15,282,699)
		Net Unrealized Depreciation	$(5,843,076)

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.5%
Consumer Staples	13.5
Energy	7.6
Financials	18.6
Health Care	10.0
Industrials	16.4
Information Technology	5.4
Materials	6.0
Rights	0.0
Telecommunication Services	1.5
Utilities	0.1
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,579,986	$—	$7,579,986
Belgium	—	1,701,854	—	1,701,854
Brazil	2,630,949	1,062,432	—	3,693,381
Canada	2,425,190	—	—	2,425,190
China	2,435,984	3,825,247	—	6,261,231
Denmark	—	5,571,302	—	5,571,302
Finland	—	1,484,613	—	1,484,613
France	—	5,365,324	—	5,365,324
Germany	—	3,938,561	—	3,938,561
Hong Kong	—	6,155,527	—	6,155,527
India	217,690	1,899,741	—	2,117,431
Indonesia	404,258	183,522	—	587,780
Ireland	434,160	—	—	434,160
Israel	621,303	—	—	621,303
Italy	—	2,989,540	—	2,989,540
Japan	580,071	16,931,643	—	17,511,714
Kazakhstan	738,514	—	—	738,514
Malaysia	—	346,068	—	346,068
Mexico	—	218,941	—	218,941
Netherlands	—	1,816,906	—	1,816,906
Norway	—	1,261,379	—	1,261,379
Oman	—	110,869	—	110,869
Portugal	—	260,961	—	260,961
Russia	351,752	260,346	—	612,098
Singapore	—	1,616,408	—	1,616,408
South Africa	—	912,660	—	912,660
South Korea	—	2,291,586	—	2,291,586
Spain	—	1,712,195	—	1,712,195
Sweden	—	7,624,703	—	7,624,703
Switzerland	862,546	11,015,995	—	11,878,541
Taiwan	860,552	883,556	—	1,744,108
Turkey	—	1,556,412	—	1,556,412
United Arab Emirates	—	397,215	—	397,215
United Kingdom	—	27,832,594	—	27,832,594
United States	3,832,085	—	146,169	3,978,254
Total Common Stock	16,395,054	118,808,086	146,169	135,349,309
Preferred Stock	—	29,991	—	29,991
Rights	451	—	—	451
Short-Term Investments	701,276	2,929,134	—	3,630,410
Total Investments, at fair value	$17,096,781	$121,767,211	$146,169	$139,010,161

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING International Growth Fund	as of July 31, 2012 (Unaudited) (continued)

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2012:

	Beginning Balance on 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 7/31/2012
Asset Table Investments, at value
Common Stock	$5,661	$—	$—	$—	$—	$—	$146,169	$(5,661)	$146,169
Total Investments, at value	$5,661	$—	$—	$—	$—	$—	$146,169	$(5,661)	$146,169

As of July 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Australia: 18.5%
3,363,200		Centro Retail Australia	$7,231,115	1.5
3,298,700		CFS Retail Property Trust	6,846,325	1.5
2,787,700		Challenger Diversified Property Group	1,624,677	0.3
792,800		Charter Hall Group	2,129,891	0.5
8,049,257		Dexus Property Group	8,340,295	1.8
3,447,300		FKP Property Group	1,351,691	0.3
1,678,644		Goodman Group	6,601,999	1.4
980,639		GPT Group	3,527,970	0.8
1,378,900		Investa Office Fund	4,200,661	0.9
128,600		Lend Lease Corp., Ltd.	1,087,735	0.2
5,111,317		Mirvac Group	7,325,759	1.6
1,544,300		Stockland	5,411,305	1.1
2,225,276		Westfield Group	23,276,305	4.9
2,547,490		Westfield Retail Trust	8,139,474	1.7
			87,095,202	18.5
		Austria: 0.7%
264,300		Atrium European Real Estate Ltd.	1,179,355	0.2
678,818		Immofinanz Immobilien Anlagen AG	2,219,519	0.5
			3,398,874	0.7
		Brazil: 0.4%
112,500		BR Malls Participacoes S.A.	1,315,940	0.3
32,500		Sonae Sierra Brasil SA	448,041	0.1
			1,763,981	0.4
		Canada: 5.9%
109,100		Boardwalk Real Estate Investment Trust	6,962,557	1.5
507,450		Brookfield Properties Co.	8,662,171	1.8
122,100		Dundee Real Estate Investment Trust	4,678,968	1.0
260,200		RioCan Real Estate Investment Trust	7,430,950	1.6
			27,734,646	5.9
		China: 0.9%
79,000		China Overseas Land & Investment Ltd.	185,564	0.0
8,761,654	@	Country Garden Holdings Co. Ltd.	3,291,445	0.7
1,636,000		KWG Property Holding Ltd.	898,005	0.2
			4,375,014	0.9
		Finland: 0.2%
291,610		Citycon Oyj	883,499	0.2
		France: 6.3%
14,883		Gecina S.A.	1,362,449	0.3
75,790		ICADE	5,795,920	1.2
156,651		Klepierre	5,095,119	1.1
2		Societe Immobiliere de Location pour l’Industrie et le Commerce	197	0.0
90,067		Unibail	17,270,052	3.7
			29,523,737	6.3
		Germany: 1.4%
106,700		Deutsche Wohnen AG	1,777,202	0.4
115,709		GSW Immobilien AG	4,255,945	0.9
177,510		Prime Office REIT-AG	763,119	0.1
			6,796,266	1.4
		Hong Kong: 17.1%
1,671,965		Cheung Kong Holdings Ltd.	21,875,234	4.6
3,448,895		Hang Lung Properties Ltd.	12,185,369	2.6
250,000		Henderson Land Development Co., Ltd.	1,448,829	0.3
721,694		Hongkong Land Holdings Ltd.	4,307,096	0.9
990,600		Kerry Properties Ltd.	4,529,174	1.0
3,019,400		Link Real Estate Investment Trust	13,208,790	2.8
4,424,698		Sino Land Co.	7,518,213	1.6
851,800		Sun Hung Kai Properties Ltd.	10,580,767	2.2
892,285		Wharf Holdings Ltd.	5,138,290	1.1
			80,791,762	17.1
		Italy: 0.1%
1,179,920		Beni Stabili S.p.A.	538,429	0.1
		Japan: 23.9%
2,400		Advance Residence Investment Corp.	4,685,468	1.0
167,600		Aeon Mall Co., Ltd.	4,008,718	0.9
97,200		Daito Trust Construction Co., Ltd.	9,340,902	2.0
854		Japan Real Estate Investment Corp.	8,059,485	1.7
4,023		Japan Retail Fund Investment Corp.	6,728,437	1.4
914		Kenedix Realty Investment Corp.	2,928,020	0.6
1,462,400		Mitsubishi Estate Co., Ltd.	26,192,529	5.6
1,111,877		Mitsui Fudosan Co., Ltd.	21,422,912	4.5
775		Mori Hills REIT Investment Corp.	3,263,543	0.7
505		Nippon Accommodations Fund, Inc.	3,404,759	0.7
250		Nippon Building Fund, Inc.	2,425,690	0.5
494,100		Sumitomo Realty & Development Co., Ltd.	12,294,963	2.6
1,015,000		Tokyo Tatemono Co., Ltd.	3,739,354	0.8
4,023		United Urban Investment Corp.	4,364,828	0.9
			112,859,608	23.9

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Netherlands: 0.9%
74,312		Corio NV	$3,282,561	0.7
27,410		Eurocommercial Properties NV	925,153	0.2
			4,207,714	0.9
		Philippines: 0.6%
50,000,000		Megaworld Corp.	2,693,979	0.6
		Singapore: 9.8%
587,000		Ascendas Real Estate Investment Trust	1,068,419	0.2
7,498,900		CapitaCommercial Trust	8,055,207	1.7
2,490,637		CapitaLand Ltd.	5,968,824	1.3
3,375,683		CapitaMall Trust	5,305,462	1.1
3,250,000		CapitaMalls Asia Ltd.	4,237,813	0.9
3,616,600		Global Logistic Properties Ltd.	6,504,038	1.4
890,000		Keppel Land Ltd.	2,444,598	0.5
4,818,000		Mapletree Commercial Trust	4,135,640	0.9
4,367,400		Mapletree Industrial Trust	4,562,459	1.0
3,300,000		Suntec Real Estate Investment Trust	3,823,683	0.8
			46,106,143	9.8
		Sweden: 1.7%
302,796		Castellum AB	4,056,485	0.9
114,430		Fabege AB	989,909	0.2
245,473		Hufvudstaden AB	2,982,177	0.6
			8,028,571	1.7
		Switzerland: 1.6%
47,683	@	PSP Swiss Property AG	4,281,001	0.9
39,774	@	Swiss Prime Site AG	3,329,514	0.7
			7,610,515	1.6
		United Kingdom: 8.7%
602,230		British Land Co. PLC	5,032,622	1.1
18,093		Derwent Valley Holdings PLC	551,417	0.1
981,920		Grainger PLC	1,387,161	0.3
674,183		Great Portland Estates PLC	4,528,289	1.0
1,143,016		Hammerson PLC	8,269,961	1.8
66,334		Hansteen Holdings PLC	74,325	0.0
840,681		Land Securities Group PLC	10,384,270	2.2
1,654,130	@	LXB Retail Properties PLC	2,878,687	0.6
1,138,457		Safestore Holdings Ltd.	1,802,768	0.4
491,879		Segro PLC	1,818,116	0.4
58,210		Shaftesbury PLC	495,481	0.1
576,900		ST Modwen Properties PLC	1,600,271	0.3
46,545		Unite Group Plc	154,304	0.0
510,960		Workspace Group PLC	1,991,575	0.4
			40,969,247	8.7
		Total Common Stock
		(Cost $379,736,609)	465,377,187	98.7
		Assets in Excess of Other Liabilities	6,045,104	1.3
		Net Assets	$471,422,291	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $432,635,923.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$74,329,533
		Gross Unrealized Depreciation	(41,588,269)
		Net Unrealized Appreciation	$32,741,264

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2012 (Unaudited) (continued)

Industry Diversification	Percentage of Net Assets
Retail REITs	25.7%
Diversified Real Estate Activities	24.2
Real Estate Operating Companies	13.1
Diversified REITs	12.6
Real Estate Development	8.8
Office REITs	8.1
Residential REITs	3.2
Industrial REITs	3.0
Assets in Excess of Other Liabilities	1.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$87,095,202	$—	$87,095,202
Austria	—	3,398,874	—	3,398,874
Brazil	1,763,981	—	—	1,763,981
Canada	27,734,646	—	—	27,734,646
China	—	4,375,014	—	4,375,014
Finland	—	883,499	—	883,499
France	197	29,523,540	—	29,523,737
Germany	—	6,796,266	—	6,796,266
Hong Kong	—	80,791,762	—	80,791,762
Italy	—	538,429	—	538,429
Japan	—	112,859,608	—	112,859,608
Netherlands	—	4,207,714	—	4,207,714
Philippines	—	2,693,979	—	2,693,979
Singapore	—	46,106,143	—	46,106,143
Sweden	—	8,028,571	—	8,028,571
Switzerland	—	7,610,515	—	7,610,515
United Kingdom	4,681,455	36,287,792	—	40,969,247
Total Common Stock	34,180,279	431,196,908	—	465,377,187
Total Investments, at fair value	$34,180,279	$431,196,908	$—	$465,377,187

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Australia: 6.1%
152,060		Aditya Birla Minerals Ltd.	$65,752	0.0
143,885		Amcor Ltd.	1,135,930	0.5
79,200		Ansell Ltd.	1,101,167	0.5
425,481		Australian Pharmaceutical Industries Ltd.	155,777	0.1
594,177	@	Australian Worldwide Exploration Ltd.	916,487	0.4
89,000		Beach Petroleum Ltd.	102,013	0.1
85,795	@	Boom Logistics Ltd	22,479	0.0
68,385		Caltex Australia Ltd.	1,012,307	0.4
126,796		Computershare Ltd.	1,017,204	0.5
13,994		Credit Corp. Group Ltd.	95,263	0.1
348,756		Emeco Holdings Ltd.	276,893	0.1
255,121	@	Exco Resources Ltd	38,841	0.0
136,986		FlexiGroup Ltd./Australia	439,030	0.2
42,779		GrainCorp Ltd.	412,087	0.2
71,037		Iluka Resources Ltd.	701,547	0.3
40,505		MaxiTRANS Industries Ltd.	28,014	0.0
63,657	@	Mesoblast Ltd.	418,667	0.2
96,256	@	Mineral Deposits Ltd.	457,283	0.2
634,931		Mirvac Group	910,010	0.4
406,858		Myer Holdings Ltd.	779,922	0.3
81,297		NIB Holdings Ltd./Australia	134,132	0.0
218,947	@	Northern Star Resources Ltd	201,912	0.1
11,097		Nufarm Ltd.	63,313	0.0
28,485		Programmed Maintenance Services Ltd.	63,941	0.0
23,111		RCR Tomlinson Ltd.	40,382	0.0
764,897	@	Roc Oil Co. Ltd.	222,662	0.1
487,169		Sigma Pharmaceuticals Ltd.	307,836	0.1
73,317		Sims Group Ltd.	634,533	0.3
166,186		Skilled Group Ltd.	382,544	0.2
434,329	@	Starpharma Holdings Ltd.	663,680	0.3
37,394	@	Sunland Group Ltd.	34,544	0.0
277,170		Transfield Services Ltd.	534,369	0.2
5,093		Troy Resources NL	21,209	0.0
44,436		WDS Ltd.	22,297	0.0
174,819		Whitehaven Coal Ltd.	669,319	0.3
			14,083,346	6.1
		Austria: 1.6%
4,394		Conwert Immobilien Invest AG	49,570	0.0
17,000		Kapsch TrafficCom AG	1,222,778	0.5
13,000		Mayr Melnhof Karton AG	1,143,939	0.5
2,801		Oesterreichische Post AG	89,243	0.1
3,098		POLYTEC Holding AG	20,512	0.0
24,600		Rosenbauer International AG	1,195,712	0.5
			3,721,754	1.6
		Belgium: 1.3%
208,437	@	AGFA-Gevaert NV	319,849	0.2
4,209		Barco NV	241,373	0.1
11,289		D’ieteren SA	468,596	0.2
6,182		Kinepolis Group NV	531,757	0.2
5,797		Oriflame Cosmetics S.A.	215,863	0.1
44,377		Recticel SA	276,674	0.1
1,555	@	Tessenderlo Chemie NV	229	0.0
32,555		Tessenderlo Chemie NV	852,455	0.4
			2,906,796	1.3
		Bermuda: 0.0%
6,361	@	Global Sources Ltd.	38,166	0.0
		Brazil: 0.4%
40,193		BR Properties SA	464,656	0.2
80,000		Brazil Pharma SA	478,235	0.2
			942,891	0.4
		Canada: 4.4%
7,716		Aastra Technologies Ltd.	130,799	0.1
4,455		Aecon Group, Inc.	53,486	0.0
2,600		Akita Drilling Ltd.	26,185	0.0
1,900	@	Atrium Innovations, Inc.	21,542	0.0
68,451	@	Aurizon Mines Ltd.	304,607	0.1
3,400		Boyd Group Income Fund	48,651	0.0
36,177	@	Brick Ltd./The	144,297	0.1
15,300		Calfrac Well Services Ltd.	361,579	0.2
5,200		CanElson Drilling, Inc.	21,467	0.0
33,696		Canfor Pulp Products, Inc.	288,962	0.1
52,000		Cascades, Inc.	246,817	0.1
3,700		Cash Store Financial Services, Inc./The	22,026	0.0
9,600		CCL Industries, Inc.	331,695	0.2
300	@	Celestica, Inc.	2,285	0.0
2,365		Cervus Equipment Corp.	45,609	0.0
4,000		Cogeco Cable, Inc.	144,309	0.1
2,100		Cogeco, Inc.	66,004	0.0
1,600		Computer Modelling Group Ltd.	29,484	0.0
1,400		Corby Distilleries Ltd.	23,593	0.0
42,100	@	Cott Corp.	356,833	0.2
946		DirectCash Payments, Inc.	22,036	0.0
43,500		Dorel Industries, Inc.	1,210,201	0.5
10,900	@	Dundee Corp.	237,053	0.1
13,000		Enghouse Systems Ltd.	177,983	0.1
7,400		Exco Technologies Ltd.	36,895	0.0
5,887	@	FirstService Corp.	156,830	0.1
9,800	@	Garda World Security Corp.	84,920	0.0
20,833		Granite Real Estate, Inc.	741,238	0.3
139,908	@	Guide Exploration Ltd.	318,084	0.1
108,800		Horizon North Logistics, Inc.	661,794	0.3
31,497		InnVest Real Estate Investment Trust	162,691	0.1

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Canada: (continued)
5,813	@,L	Intertape Polymer Group Inc.	$49,236	0.0
29,000		IROC Energy Services Corp.	65,065	0.0
2,300		K-Bro Linen, Inc.	58,758	0.0
8,300	@	La Mancha Resources, Inc.	28,471	0.0
5,000		Linamar Corp.	100,763	0.1
29,500		Mart Resources, Inc.	46,183	0.0
86,300		Nevsun Resources Ltd	301,192	0.1
8,300		Newalta Corp.	102,959	0.1
11,946		Niko Resources Ltd.	205,006	0.1
55,900		Noranda Income Fund	289,854	0.1
7,234	@	Pace Oil & Gas Ltd.	21,496	0.0
1,000	@	Paladin Labs, Inc.	49,459	0.0
2,000	@	Points International Ltd.	25,009	0.0
78,430	@	Primero Mining Corp.	270,597	0.1
10,400		Pulse Seismic, Inc.	23,126	0.0
1,400		Quebecor, Inc.	49,307	0.0
4,900		Rocky Mountain Dealerships, Inc.	53,258	0.0
11,469		Rogers Sugar, Inc.	73,079	0.0
9,800		Rona, Inc.	131,924	0.1
12,500		Savanna Energy Services Corp.	94,231	0.1
4,400		ShawCor Ltd	155,361	0.1
37,256	@	Sierra Wireless	349,089	0.2
4,599		Strad Energy Services Ltd.	20,361	0.0
72,400	@	Tembec, Inc.	157,383	0.1
12,400		Temple Real Estate Investment Trust	79,629	0.0
3,200		Torstar Corp.	29,037	0.0
5,100		Total Energy Services, Inc.	72,214	0.0
39,000		Transcontinental, Inc.	378,003	0.2
25,100		Trinidad Drilling Ltd.	145,667	0.1
10,100	@	US Silver Corp.	18,229	0.0
3,728		Wajax Corp.	180,220	0.1
			10,104,121	4.4
		China: 1.9%
480,000		Baofeng Modern International Holdings Co. Ltd	54,384	0.0
68,000		Baoye Group Co. Ltd.	34,777	0.0
1,693,000	@,L,X	China Gaoxian Fibre Fabric Holdings Ltd.	25,849	0.0
14,836		China King-highway Holdings Ltd.	26,834	0.0
47,548	@	China Yuchai International Ltd.	605,762	0.3
15	@	Concord Medical Services Holding Ltd. ADR	43	0.0
1,858,000		Evergreen International Holdings Ltd	421,815	0.2
56,000		Great Wall Technology Co. Ltd.	9,735	0.0
1,648,000		GZI Transport Ltd.	792,247	0.4
293,040		Hopefluent Group Holdings Ltd.	77,959	0.0
49,600		Jiangling Motors Corp. Ltd.	86,805	0.0
2,639,000		Leoch International Technology Ltd.	321,409	0.2
431,000	@	Li Heng Chemical Fibre Technologies Ltd	51,252	0.0
12,559		NAM TAI Electronics, Inc.	76,735	0.0
419,500		Parkson Retail Group Ltd.	375,757	0.2
107,000	@	People’s Food Holdings Ltd.	42,563	0.0
314,000		QingMei Group Holdings Ltd.	19,349	0.0
88,000	@,X	RREEF China Commercial Trust	—	—
172,400	@	Shanda Games Ltd. ADR	589,608	0.3
135,000		SinoMedia Holding Ltd.	52,090	0.0
837,000	@	SunVic Chemical Holdings Ltd.	206,790	0.1
3,400,000		West China Cement Ltd.	507,465	0.2
10,950		Xinyuan Real Estate Co. Ltd. ADR	28,141	0.0
			4,407,369	1.9
		Denmark: 1.0%
72,824		GN Store Nord	867,488	0.4
21,000	@	Jyske Bank	561,915	0.2
433		PER Aarsleff A/S	28,442	0.0
2,500		Ringkjoebing Landbobank A/S	295,545	0.1
35,000	@	Sydbank A/S	566,363	0.3
			2,319,753	1.0
		Finland: 0.2%
15,981		Hk-Ruokatalo Oyj	68,878	0.1
3,583		Huhtamaki Oyj	53,748	0.0
19,720		Oriola-KD OYJ	46,578	0.0
10,663		Raisio Group PLC	32,471	0.0
8,042		Tieto Oyj	133,849	0.1
			335,524	0.2
		France: 4.1%
16,000		Alten Ltd.	450,556	0.2
323		Arkema	23,776	0.0
1,506		Assystem	27,573	0.0
4,862		Bonduelle S.C.A.	415,765	0.2
354		Bongrain SA	20,650	0.0
40,000		Bourbon SA	1,056,734	0.5
1,456		Cegid Group	24,328	0.0
53,040	@	Club Mediterranee	866,811	0.4
50,657		Derichebourg	109,020	0.0
4,346		Devoteam SA	48,037	0.0
4,840		Etablissements Maurel et Prom	74,268	0.0
150,000		Groupe Eurotunnel S.A.	1,065,605	0.5
16,647		Groupe Steria SCA	212,113	0.1
7,700	@	ID Logistics Group	187,278	0.1
1,982		IMS-Intl Metal Service	18,402	0.0
54,770	@	Inside Secure SA	185,321	0.1
9,100		Ipsos S.A.	264,218	0.1

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		France: (continued)
126,992		Lectra	$723,322	0.3
50,000		Medica SA	834,987	0.4
41,587		NetGem SA	132,829	0.1
16,540		Nexity	392,652	0.2
7,618		Oeneo	22,254	0.0
4,204	@	Parrot SA	127,753	0.0
25,668		Rallye SA	746,064	0.3
5,700		Saft Groupe SA	129,089	0.1
496		Societe de la Tour Eiffel	26,633	0.0
3,247		Sopra Group SA	152,237	0.1
23,612		Teleperformance	580,683	0.2
324		Tessi SA	28,420	0.0
2,277		Trigano SA	26,350	0.0
66,322	@	UbiSoft Entertainment	456,691	0.2
1,076		Wendel	76,837	0.0
			9,507,256	4.1
		Germany: 8.5%
8,754	@	Aareal Bank AG	144,316	0.1
18,502	@	ADVA AG Optical Networking	111,946	0.1
7,416		Amadeus Fire AG	314,163	0.1
3,424		Aurelius AG	139,026	0.1
31,742		Aurubis AG	1,618,908	0.7
27,354		Bechtle AG	1,040,528	0.5
507		Biotest AG	25,295	0.0
18,975		CANCOM AG	346,996	0.2
947		Carl Zeiss Meditec AG	22,862	0.0
36,538		Celesio AG	664,680	0.3
21,363		Cewe Color Holding AG	772,152	0.3
1,349		Delticom AG	91,510	0.0
88,820		Deutsche Lufthansa AG	1,116,467	0.5
18,414		Draegerwerk AG & Co. KGaA	1,804,269	0.8
2,336		Duerr AG	155,730	0.1
3,487		Elmos Semiconductor AG	26,457	0.0
70,000		Freenet AG	1,024,369	0.4
2,584	@	Gesco AG	201,954	0.1
1,142		Hornbach Holding AG	78,482	0.0
991		Init Innovation In Traffic Systems AG	23,370	0.0
30,015		Jungheinrich AG	788,080	0.3
2,028	@	Kabel Deutschland Holding AG	126,898	0.1
1,858		Koenig & Bauer AG	29,411	0.0
13,905	@	Lotto24	53,722	0.0
14,800		LPKF Laser & Electronics AG	231,249	0.1
6,672	@	Patrizia Immobilien AG	40,791	0.0
58,932		Prime Office REIT-AG	253,350	0.1
11,687		PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	243,558	0.1
25,763		Rheinmetall AG	1,285,176	0.6
87,000		RIB Software AG	518,104	0.2
120,000	@	SAF-Holland SA	682,614	0.3
271		Schaltbau Holding AG	25,922	0.0
14,827		Schuler AG	364,317	0.2
640		STO AG	90,319	0.0
12,000		Stratec Biomedical Systems AG	481,296	0.2
11,148		Suedzucker AG	384,090	0.2
40,261		Takkt AG	463,174	0.2
16,000	@	Tipp24 SE	684,326	0.3
71,000		Tom Tailor Holding AG	1,221,526	0.5
37,535	@	TUI AG	241,975	0.1
40,000		Wirecard AG	789,535	0.3
17,000		XING AG	852,667	0.4
			19,575,580	8.5
		Greece: 0.2%
57,835	@	Diana Shipping, Inc.	386,338	0.2
4,134	@	StealthGas, Inc.	24,514	0.0
			410,852	0.2
		Hong Kong: 4.2%
41,600		Asia Standard International Group	6,321	0.0
466,000		Bossini International Hldg	27,218	0.0
386,000		Champion Technology Holdings Ltd.	5,111	0.0
5,605,840	@,X	China Billion Resources Ltd.	62,892	0.1
20,673	@	China Engine Group Ltd	56,142	0.0
797,500		Comba Telecom Systems Holdings Ltd.	213,537	0.1
548,000		Convenience Retail Asia Ltd.	321,072	0.2
2,350,000		CSI Properties Ltd.	107,352	0.1
665,280		Dah Sing Banking Group Ltd.	611,010	0.3
110,500		Dickson Concepts International Ltd.	59,388	0.0
1,076,000		DMX Technologies Group Ltd.	189,054	0.1
140,000		Dragon Hill Wuling Automobile Holdings Ltd.	7,643	0.0
148,000	X	Eagle Nice International Holdings Ltd.	33,017	0.0
138,000	@	eSun Holdings Ltd.	17,700	0.0
5,538,000		EVA Precision Industrial Holdings Ltd.	419,037	0.2
614,000		First Pacific Co.	686,471	0.3
1,588,000		Fountain SET Hldgs	169,295	0.1
108,000		Glorious Sun Enterprises Ltd.	33,467	0.0
603,000		Goldlion Holdings Ltd.	254,479	0.1
253,600		HKR International Ltd.	93,345	0.1
740,000	@	Huafeng Group Holdings Ltd.	19,440	0.0
54,000		Hung Hing Printing Group Ltd.	8,706	0.0
1,125,000		Hutchison Telecommunications Hong Kong Holdings Ltd.	545,448	0.3
106,000	@	Jinhui Holdings Ltd.	17,454	0.0
25,211	@	Jinhui Shipping & Transportation Ltd.	36,174	0.0
222,000		K Wah International Holdings Ltd.	80,745	0.0

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Hong Kong: (continued)
536,000		King Fook Holdings	$52,897	0.0
22,000		Kingmaker Footwear Holdings Ltd.	3,334	0.0
3,680,000		Lai Fung Holdings Ltd.	69,018	0.0
1,483,000	@	Lai Sun Development	26,617	0.0
482,000		Lippo China Resources Ltd.	9,913	0.0
18,000		Lippo Ltd.	7,408	0.0
1,587,600		Loudong General Nice Resources China Holdings Ltd.	70,458	0.0
502,000		Midland Holdings Ltd.	267,141	0.1
214,000		New World China Land Ltd.	81,868	0.0
1,828	@	Next Media Ltd.	117	0.0
278,000		Pacific Andes International Holdings Ltd.	15,182	0.0
1,240,000	@	Pacific Century Premium Developments Ltd.	289,052	0.1
58,000		Pacific Textile Holdings Ltd.	40,447	0.0
431,000		Pico Far East Holdings Ltd.	94,131	0.1
541,500		Ports Design Ltd.	530,725	0.2
263,000		Prosperity REIT	66,661	0.0
73,973	@	RCG Holdings Ltd./Hong Kong	5,944	0.0
1,000,000		Regal Hotels International Holdings Ltd.	387,230	0.2
404,000		Road King Infrastructure	261,310	0.1
260,500		Shui On Land Ltd.	106,839	0.1
1,282,000		Singamas Container Holdings Ltd.	265,372	0.1
8,294,000	@	Sinolink Worldwide Holdings	530,466	0.2
34,000		Soundwill Holdings Ltd.	50,017	0.0
265,500		SUNeVision Holdings Ltd.	51,146	0.0
819,500		Techtronic Industries Co.	1,102,324	0.5
4,000		Texhong Textile Group Ltd.	1,282	0.0
746,000		Tomson Group Ltd.	162,217	0.1
274,000		Tradelink Electronic Commerce Ltd.	40,170	0.0
3,341		Transport International Holdings Ltd.	6,515	0.0
228,000		Varitronix International Ltd.	75,568	0.0
982,000		VST Holdings Ltd.	152,291	0.1
225,500		Yue Yuen Industrial Holdings	680,821	0.3
			9,585,999	4.2
		India: 1.0%
137,251		Allahabad Bank	328,433	0.2
42,651		Bank Of Maharashtra	35,082	0.0
27,030		Binani Industries Ltd.	48,745	0.0
43,213		Corp Bank	314,239	0.2
443,790		Dena Bank	731,145	0.3
25,620		Geodesic Ltd.	16,972	0.0
28,318		Geometric Ltd.	47,817	0.0
13,026		Gujarat Narmada Valley Fertilizers Co. Ltd	20,472	0.0
43,010		Gujarat State Fertilisers & Chemicals Ltd.	267,984	0.1
62,383		JBF Industries Ltd.	148,841	0.1
40,939		Jindal Poly Films Ltd	131,675	0.1
27,242		JK Lakshmi Cement Ltd.	43,100	0.0
12,439		JK Tyre & Industries Ltd.	20,559	0.0
3,931		MindTree Ltd.	44,546	0.0
24,808		Varun Industries Ltd.	10,973	0.0
7,522	@,X	Zuari Holdings Ltd.	43,889	0.0
7,522		Zuari Industries Ltd.	18,237	0.0
			2,272,709	1.0
		Indonesia: 0.5%
345,500		Adhi Karya Persero Tbk PT	33,070	0.0
443,000	@	Asia Pacific Fibers Tbk PT	12,089	0.0
13,212,500		Ciputra Property TBK PT	876,057	0.4
6,646,000	@	Darma Henwa Tbk PT	34,951	0.0
261,500	@	Lippo Cikarang Tbk PT	104,287	0.1
464,500		Multipolar Corp. Tbk PT	6,637	0.0
3,243,000	@	Panin Financial Tbk PT	47,374	0.0
			1,114,465	0.5
		Ireland: 1.5%
50,000		DCC Plc	1,238,612	0.5
3,534		Fly Leasing Ltd. ADR	45,518	0.0
170,000		Grafton Group Plc	579,659	0.2
370,000		IFG Group PLC	660,113	0.3
20,000		Irish Continental Group PLC	367,645	0.2
300		Smurfit Kappa Group PLC	2,240	0.0
52,200	@	Smurfit Kappa PLC	388,302	0.2
18,761		Trinity Biotech PLC ADR	236,576	0.1
			3,518,665	1.5
		Israel: 0.1%
35,630	@	Africa Israel Investments Ltd.	90,216	0.1
2,331	@	Formula Systems 1985 Ltd.	34,551	0.0
3,271		Hot Telecommunication System Ltd.	25,949	0.0
			150,716	0.1
		Italy: 2.6%
117,000		Amplifon S.p.A.	434,589	0.2
32,293		Autostrada Torino-Milano S.p.A.	209,696	0.1
100,000		Azimut Holding S.p.A.	953,032	0.4
10,000	@	Brunello Cucinelli SpA	135,853	0.1
176,000		Cairo Communication S.p.A.	572,914	0.2
31,060		Danieli & Co. Officine Meccaniche S.p.A.	653,272	0.3
16,665		De’Longhi SpA	183,931	0.1
876		Engineering Ingegneria Informatica SpA	28,000	0.0

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Italy: (continued)
42,301		Exor SpA	$934,083	0.4
64,421		Indesit Co. SpA	230,277	0.1
467		Italmobiliare SpA	6,197	0.0
55,941	@	KME Group	20,910	0.0
20,565	@	Natuzzi SpA ADR	44,215	0.0
60,000		Prysmian S.p.A.	961,034	0.4
30,000	@	Safilo Group SpA	192,494	0.1
210,000	@	Sorin S.p.A.	439,108	0.2
			5,999,605	2.6

		Japan: 20.8%
878		Accordia Golf Co., Ltd.	574,973	0.3
19,000		Adores, Inc.	17,822	0.0
1,900		Aeon Fantasy Co., Ltd.	28,313	0.0
4,300		Ahresty Corp.	29,018	0.0
27,500		Aica Kogyo Co., Ltd.	424,462	0.2
16,400		Airport Facilities Co., Ltd.	75,276	0.0
9,000		Akita Bank Ltd.	24,588	0.0
149,400		Allied Telesis Holdings KK	127,056	0.1
6,100		Alpen Co., Ltd.	114,920	0.1
2,300		Amuse, Inc.	32,268	0.0
7,500		Arc Land Sakamoto Co., Ltd.	112,755	0.1
41,900		Arcs Co., Ltd.	920,175	0.4
17,500		Argo Graphics, Inc.	233,476	0.1
6,000		Arnest One Corp.	82,050	0.0
49,200		Asahi Diamond Industrial Co., Ltd.	566,227	0.3
14,200		Belluna Co., Ltd.	113,384	0.1
42,000	L	Best Denki Co., Ltd.	80,505	0.0
2,800		Bookoff Corp.	24,247	0.0
8,000		Bunka Shutter Co., Ltd.	35,753	0.0
35		Can Do Co., Ltd.	43,778	0.0
37,000		Capcom Co., Ltd.	752,555	0.3
3,700		Chiyoda Co., Ltd.	88,892	0.0
459,000		Chori Co., Ltd.	577,176	0.3
6,500		Chubu Steel Plate Co., Ltd.	24,645	0.0
47,000		Chuetsu Pulp & Paper Co., Ltd.	83,618	0.0
153		DA Consortium, Inc.	39,259	0.0
41,000		Daido Steel Co., Ltd.	231,315	0.1
3,700		Daikoku Denki Co., Ltd.	67,987	0.0
105,000		Daikyo, Inc.	262,799	0.1
132,000		Daiwa Industries Ltd.	629,054	0.3
2,300		Doutor Nichires Holdings Co., Ltd.	28,742	0.0
30,091		DTS Corp.	386,749	0.2
4,300		Dydo Drinco, Inc.	200,587	0.1
2,600		ESPEC Corp.	23,854	0.0
12,000		Excel Co., Ltd.	111,132	0.1
11,600		Exedy Corp.	231,252	0.1
1,216		Faith, Inc.	129,342	0.1
1,600		F-Tech, Inc.	24,846	0.0
14,000	@	Fuji Kiko Co., Ltd.	45,990	0.0
22,927		Fuji Soft, Inc.	354,923	0.2
41,500		Fujikura Kasei Co., Ltd.	195,433	0.1
1,600		Fujimori Kogyo Co., Ltd.	31,514	0.0
42		Fujishoji Co., Ltd.	54,068	0.0
6,800		Fujitsu Frontech Ltd.	37,351	0.0
2,500		FuKoKu Co. Ltd.	23,279	0.0
1,200		Fukuda Denshi Co., Ltd.	37,730	0.0
20,100		Furuno Electric Co., Ltd.	79,546	0.0
58,900		Futaba Industrial Co., Ltd.	274,627	0.1
22		Gendai Agency, Inc.	25,734	0.0
35,700		Glory Ltd.	738,719	0.3
9,410		Goldcrest Co., Ltd.	144,868	0.1
2,200		Gurunavi, Inc.	25,421	0.0
2,450		Gulliver International Co., Ltd.	74,608	0.0
3,700		Hakuto Co., Ltd.	37,425	0.0
13,600		Happinet Corp.	130,510	0.1
7,000		Higashi Nihon House Co. Ltd.	32,328	0.0
6,800		HI-LEX CORP	105,893	0.1
21,700		Hitachi Transport System Ltd.	398,036	0.2
9,000		Hokkaido Gas Co., Ltd.	28,923	0.0
7,300		H-One Co. Ltd.	69,034	0.0
6,000		Icom, Inc.	132,845	0.1
24,300		Iida Home Max	221,019	0.1
2,000		Imasen Electric Industrial	28,135	0.0
87,809		Inabata & Co., Ltd.	539,462	0.2
94,700		Ines Corp.	569,916	0.3
161		Infocom Corp.	171,116	0.1
4,200		Innotech Corp.	19,371	0.0
5,400		Information Services International-Dentsu Ltd.	45,259	0.0
299,400		JFE Shoji Trade Corp.	1,067,078	0.5
47,000		Jidosha Buhin Kogyo Co., Ltd.	206,229	0.1
24,000		JMS Co., Ltd.	80,447	0.0
15,000		J-Oil Mills, Inc.	43,006	0.0
35,700		JSP Corp.	528,878	0.2
10,400	@	Justsystems Corp.	25,750	0.0
2,000		Kanamoto Co., Ltd.	22,647	0.0
1,524,000	@	Kanematsu Corp.	1,793,338	0.8
12,000		Kasai Kogyo Co., Ltd.	61,857	0.0
2,800		Kenko Mayonnaise Co. Ltd.	23,228	0.0
20,000	@	Kinki Nippon Tourist Co., Ltd.	27,125	0.0
1,700		Kita-Nippon Bank Ltd.	46,426	0.0
20,000		Koito Manufacturing Co., Ltd.	252,607	0.1
58,000	@	Kumagai Gumi Co., Ltd.	54,587	0.0
161,000		Kureha Corp.	657,673	0.3
52,900		Kuroda Electric Co., Ltd.	617,665	0.3
28,100		Kyoden Co., Ltd.	46,269	0.0
36,000		Kyodo Printing Co., Ltd.	93,399	0.0
6,800		Kyokuto Securities Co., Ltd.	49,310	0.0
24,000		Lintec Corp.	434,917	0.2
2,500		Macnica, Inc.	52,732	0.0
192,000		Marudai Food Co., Ltd.	722,396	0.3
16,400		MCJ Co. Ltd.	27,203	0.0
108,627		Mimasu Semiconductor Industry Co., Ltd.	845,248	0.4
2,600		Misawa Homes Co., Ltd.	37,947	0.0
1,800		Mitani Corp.	21,516	0.0

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan: (continued)
11,400		Mitsui High-Tec, Inc.	$54,523	0.0
95,000		Mitsui Sugar Co., Ltd.	314,166	0.1
5,200		Miura Co., Ltd.	131,051	0.1
43,000		Modec, Inc.	775,324	0.3
49,200		Musashi Seimitsu Industry Co., Ltd.	843,326	0.4
9,500		Nabtesco Corp.	207,312	0.1
1,300		Nafco Co., Ltd.	23,045	0.0
67,483		Namura Shipbuilding Co., Ltd.	207,134	0.1
58,000		NEC Networks & System Integration Corp.	976,793	0.4
35,800		Nichi-iko Pharmaceutical Co., Ltd.	766,364	0.3
9,000		Nichireki Co., Ltd.	45,576	0.0
16,200		Nidec Copal Corp.	138,970	0.1
7,200		Nifco, Inc.	159,942	0.1
56,000		Nihon Parkerizing Co., Ltd.	786,292	0.4
129,000		Nippo Corp.	1,537,427	0.7
3,000		Nippon Pillar Packing Co., Ltd.	22,521	0.0
17,000		Nippon Piston Ring Co., Ltd.	31,146	0.0
2,000		Nippon Seisen Co., Ltd.	8,674	0.0
199,000		Nippon Soda Co., Ltd.	821,438	0.4
87,000		Nippon Steel Trading Co., Ltd.	227,574	0.1
62,000		Nippon Thompson Co., Ltd.	266,405	0.1
39,275	@	NIS Group Co., Ltd.	—	—
388,000		Nishimatsu Construction Co., Ltd.	669,595	0.3
2,600		Nishio Rent All Co., Ltd.	31,219	0.0
69,000	L	Nissei Build Kogyo Co., Ltd.	109,511	0.1
16,200		Nisshin Fudosan Co.	94,115	0.0
52,000		Nitta Corp.	797,148	0.4
156,000		Nittetsu Mining Co., Ltd.	574,114	0.3
4,967		Nojima Corp.	33,590	0.0
57,000		Obayashi Road Corp.	147,886	0.1
4,000		Onoken Co., Ltd.	33,031	0.0
19,000		Pacific Industrial Co., Ltd.	109,535	0.1
4,800		Paltac Corp.	68,137	0.0
26,200		Plenus Co., Ltd.	493,585	0.2
116,000		Prima Meat Packers Ltd.	212,477	0.1
2,600		Relo Holdings, Inc.	90,414	0.0
7,000		Riken Corp.	27,134	0.0
3,600		Rokko Butter Co. Ltd.	21,658	0.0
2,100		Saison Information Systems Co. Ltd.	27,594	0.0
15,000		San-Ai Oil Co., Ltd.	72,472	0.0
52,000		Sanki Engineering Co., Ltd.	279,069	0.1
4,000		Sankyo Frontier Co. Ltd.	21,894	0.0
3,800		Sanshin Electronics Co., Ltd.	27,954	0.0
35		Sanyo Housing Nagoya Co., Ltd.	36,504	0.0
6,000		Sekisui Jushi Corp.	62,628	0.0
4,900		Senshu Electric Co. Ltd	60,053	0.0
7,800		Shidax Corp.	35,224	0.0
26,900		Shinko Plantech Co., Ltd.	248,006	0.1
224,000		Shinsho Corp.	460,557	0.2
13,400		Ship Healthcare Holdings, Inc.	350,320	0.2
122,000		Sumikin Bussan Corp.	294,658	0.1
53,500		Sumitomo Densetsu Co., Ltd.	372,066	0.2
11,000		Sumitomo Precision Products	54,646	0.0
9,000		T RAD Co., Ltd.	29,316	0.0
4,500		Tachi-S Co., Ltd.	73,802	0.0
82,000		Taihei Kogyo Co., Ltd.	383,156	0.2
25,882		Taiho Kogyo Co., Ltd.	277,598	0.1
8,100		Takara Leben Co., Ltd.	74,000	0.0
117,000		Takasago International Corp.	573,870	0.3
10,000		Takiron Co., Ltd.	31,907	0.0
79,000		TBK Co., Ltd.	413,220	0.2
2,300		Tenma Corp.	21,789	0.0
1,700		Tera Probe, Inc.	13,653	0.0
122,000		TOA Road Corp.	325,124	0.2
5,000		Toei Co., Ltd.	23,600	0.0
1,500		Tokai Corp./Gifu	38,355	0.0
231,000		Tokai Tokyo Financial Holdings	776,456	0.3
139,000		Tokyo Tekko Co., Ltd.	444,394	0.2
173,000	@,L	Tonichi Carlife Group, Inc.	709,748	0.3
2,900		Topre Corp.	26,413	0.0
1,700		Torii Pharmaceutical Co., Ltd.	37,368	0.0
70		Tosei Corp.	27,458	0.0
8,000		Totetsu Kogyo Co., Ltd.	101,662	0.1
6,800		Towa Corp.	46,893	0.0
113,800		Toyo Kohan Co., Ltd.	369,039	0.2
14,600		Toyo Tanso Co., Ltd.	405,648	0.2
1,900		Trans Cosmos, Inc.	25,817	0.0
35,400		Trusco Nakayama Corp.	683,346	0.3
19,700		Tsumura & Co.	554,082	0.3
6,600		Tsuruha Holdings, Inc.	426,742	0.2
21,300		Tsutsumi Jewelry Co., Ltd.	499,567	0.2
1,900		UKC Holdings Corp.	23,161	0.0
51,634		Unipres Corp.	1,365,916	0.6
200		Vital KSK Holdings, Inc.	1,974	0.0
10,900		VT Holdings Co. Ltd.	95,174	0.1
5,000		Wakita & Co. Ltd.	35,857	0.0
27,400		Warabeya Nichiyo Co., Ltd.	474,762	0.2
8,800		Waseda Academy Co., Ltd.	80,650	0.0
10,304		Watabe Wedding Corp.	93,382	0.0
12,700	@	Yamaichi Electronics Co., Ltd.	23,984	0.0
105,400		Yamazen Corp.	741,358	0.3
60,200		Yonekyu Corp.	563,496	0.3
7,400		Yorozu Corp.	109,598	0.1
1,007,000		Yuasa Trading Co., Ltd.	1,876,728	0.8

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Japan: (continued)
36,200		Yushin Precision Equipment Co., Ltd.	$674,360	0.3
			47,903,631	20.8
		Malaysia: 1.0%
101,900		DRB-Hicom Bhd	83,553	0.0
8,400		Hong Leong Financial Group Bhd	33,311	0.0
37,400		Kian JOO CAN Factory BHD	30,976	0.0
681,072		Kulim Malaysia BHD	1,123,109	0.5
239,900		Kumpulan Fima BHD	177,207	0.1
542,400		Lion Industries Corp. Bhd	193,436	0.1
429,400		Media Prima Bhd	329,152	0.1
33,900		MNRB Holdings Bhd	32,424	0.0
59,400		Paramount Corp. Bhd	30,493	0.0
117,200		UMW Holdings Bhd	353,454	0.2
			2,387,115	1.0
		Mexico: 0.3%
2,200	@	Gruma SAB de CV ADR	22,990	0.0
600		Grupo Herdez S.A.B. de C.V.	1,464	0.0
45,900	@	Grupo Simec SAB de CV	148,968	0.1
92,000	@	Industrias CH, SA	460,951	0.2
			634,373	0.3
		Netherlands: 1.8%
12,331		BE Semiconductor Industries NV	92,419	0.0
116,790		Delta Lloyd NV	1,522,963	0.7
4,500		DOCdata NV	64,393	0.0
241,050	@	LBi International NV	785,152	0.4
48,012		Mediq NV	506,465	0.2
217,777	@,L	SNS Reaal NV	267,474	0.1
41,295		Ten Cate NV	965,498	0.4
			4,204,364	1.8
		New Zealand: 1.1%
356,984	@	Chorus Ltd.	896,558	0.4
328,324		Fletcher Building Ltd.	1,618,609	0.7
			2,515,167	1.1
		Norway: 1.2%
3,328		Cermaq ASA	39,406	0.0
29,036	@	Dockwise Ltd.	496,173	0.2
847,868	@	Marine Harvest	564,862	0.3
121,229	@,L	Norske Skogindustrier ASA	82,508	0.0
11,600		Schibsted ASA	354,909	0.2
3,311		Sparebanken Ost	15,820	0.0
140,000	@	Storebrand ASA	532,305	0.2
513,000		STX OSV Holdings Ltd.	644,224	0.3
			2,730,207	1.2
		Pakistan: 0.1%
1,100,563		Bank Alfalah Ltd.	218,717	0.1
274,568	@	Pakistan Telecommunication Co., Ltd.	40,612	0.0
			259,329	0.1
		Philippines: 0.2%
12,290		Globe Telecom, Inc.	337,079	0.2
120,700		Nickel Asia Corp.	80,748	0.0
			417,827	0.2
		Poland: 0.0%
47,792		Tauron Polska Energia SA	65,664	0.0
		Russia: 0.1%
113,483	@	Exillon Energy PLC	171,953	0.1
		Singapore: 3.1%
62,000		Breadtalk Group Ltd.	26,760	0.0
12,392		Broadway Industrial Group Ltd.	3,457	0.0
36,036		Cape PLC	163,383	0.1
139,000		CSE Global Ltd.	95,107	0.0
328,000		First Resources Ltd.	499,328	0.2
206,999	@	Flextronics International Ltd.	1,326,864	0.6
161,000		Goodpack Ltd.	223,236	0.1
953,000		GuocoLeisure Ltd.	438,184	0.2
37,881		Hiap Seng Engineering Ltd.	8,171	0.0
117,000		Ho Bee Investment Ltd.	116,672	0.0
274,000		Hong Leong Asia Ltd.	374,360	0.2
189,000		InnoTek Ltd.	58,067	0.0
19,000		Jardine Cycle & Carriage Ltd.	710,891	0.3
1,223,000		LC Development Ltd.	144,842	0.1
394,000		Lian Beng Group Ltd.	121,449	0.1
271,000		Mapletree Commercial Trust	232,619	0.1
812,680		Mapletree Industrial Trust	848,976	0.4
15,191		Miclyn Express Offshore Ltd.	29,819	0.0
63,000		QAF Ltd.	35,931	0.0
372,000		Saizen REIT	46,065	0.0
54,000		Stamford Land Corp. Ltd	23,609	0.0
43,000		StarHub Ltd.	132,272	0.1
36,000		Sunningdale Tech Ltd.	3,370	0.0
97,000		Super Group Ltd/Singapore	155,896	0.1
358,000		Tiong Woon Corp. Holding Ltd.	73,379	0.0
473,000		UMS Holdings Ltd.	147,350	0.1
243,000		United Overseas Land Ltd.	1,008,504	0.4
48,000		UOB-Kay Hian Holdings Ltd.	62,409	0.0
			7,110,970	3.1
		South Africa: 0.2%
3,939		Liberty Holdings Ltd.	44,528	0.0
140,078	@	SUPER GROUP LTD	275,059	0.1

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		South Africa: (continued)
105,518		Telkom SA Ltd.	$228,983	0.1
			548,570	0.2
		South Korea: 3.0%
358		Amorepacific Corp.	116,191	0.1
2,300		Asia Cement Co. Ltd.	91,311	0.1
87,980		BS Financial Group, Inc.	920,736	0.4
1,062		Dae Han Flour Mills Co. Ltd.	99,278	0.1
18,100		Daeduck GDS Co., Ltd.	221,119	0.1
8,020		Daegu Department Store	102,723	0.1
10,130		Daesang Holdings Co. Ltd.	35,040	0.0
12,718		Daou Data Corp.	40,104	0.0
38,870		Daou Technology, Inc.	384,670	0.2
9,070	@	Dongbu Corp.	26,596	0.0
2,145		Dongil Industries Co. Ltd.	84,974	0.0
6,250		Dongwha Pharm Co. Ltd.	30,440	0.0
800		Global & Yuasa Battery Co. Ltd.	34,082	0.0
21,730		Hankook Tire Co. Ltd	796,507	0.4
2,090		Hankuk Paper Manufacturing Co. Ltd.	35,036	0.0
105		Ilshin Spinning Co. Ltd.	6,717	0.0
6,885		Jeonbuk Bank	27,043	0.0
2,800		KISCO Corp.	69,232	0.0
1,361		KISWIRE Ltd.	39,265	0.0
7,250		Kolon Corp.	140,068	0.1
580		Korea Flange Co. Ltd.	6,119	0.0
62,919	@	Korea Real Estate Investment Trust Co.	63,633	0.0
16,570		KTCS Corp.	28,577	0.0
17,030		Kwang Dong Pharmaceutical Co. Ltd.	62,340	0.0
2,304		Kyungdong Pharm Co. Ltd.	18,876	0.0
6,220		Mando Corp.	892,463	0.4
11,960		Muhak Co. Ltd.	121,344	0.1
6,912	@	Neowiz Corp.	79,182	0.0
2,950		Sam Young Electronics Co. Ltd.	21,362	0.0
1,541		Samchully Co. Ltd.	120,167	0.1
844		Samyang Genex Co. Ltd.	33,866	0.0
739		Samyang Holdings Corp.	35,076	0.0
16,336		SeAH Steel Corp.	1,228,072	0.5
10,750		Sebang Co., Ltd.	141,155	0.1
3,190		Sejong Industrial Co., Ltd.	34,206	0.0
3,880	@	Sewon Precision Industry Co. Ltd.	37,542	0.0
1,170		Sindo Ricoh Co. Ltd	68,157	0.0
10,230		Tae Kyung Industrial Co. Ltd	27,223	0.0
123		Taekwang Industrial Co. Ltd	87,228	0.0
51,550		Taeyoung Engineering & Construction Co. Ltd.	223,494	0.1
1,080		YESCO Co. Ltd.	23,967	0.0
2,020		Youngone Corp.	106,931	0.1
			6,762,112	3.0
		Spain: 0.1%
4,000	@	Pescanova SA	68,853	0.0
8,000		Pescanova SA	137,403	0.1
			206,256	0.1
		Sweden: 1.1%
5,051		Bilia AB	59,575	0.0
25,099		Billerud AB	223,404	0.1
208,096		Byggmax Group AB	992,473	0.4
5,348		Duni AB	41,409	0.0
60,000		FinnvedenBulten AB	331,194	0.2
231,525	@	Global Health Partner AB	126,301	0.1
7,640		Industrial & Financial Systems	126,947	0.0
4,875		Nolato AB	49,889	0.0
—		ReadSoft AB	—	—
32,825		Saab AB	547,864	0.2
20,647	@	Semcon AB	123,749	0.1
			2,622,805	1.1
		Switzerland: 3.6%
545		AFG Arbonia-Forster Holding	9,199	0.0
156		Bossard Holding AG	18,461	0.0
712		Emmi AG	147,059	0.1
3,534	@	Forbo Holding AG	2,020,766	0.9
43,805	@	Gategroup Holding AG	1,265,737	0.6
4,430		Helvetia Holding AG	1,370,478	0.6
10,680		Highlight Communications AG	47,937	0.0
1,525		Implenia AG	48,423	0.0
242		Inficon Holding AG	47,198	0.0
2,800	@	Kuoni Reisen Holding	737,043	0.3
4,258	@	Micronas Semiconductor Holding AG	43,167	0.0
9,972	@	OC Oerlikon Corp. AG	81,256	0.0
18,000	@	Orior AG	898,802	0.4
4,398	@	Swiss Life Holding	419,571	0.2
6,054		Valora Holding AG	1,024,628	0.4
95		Vetropack Holding AG	170,188	0.1
			8,349,913	3.6
		Taiwan: 2.0%
24,000		Apex International Co. Ltd.	33,595	0.0
17,000		Audix Corp.	13,774	0.0
39,664	@	ChipMOS Technologies (Bermuda) Ltd.	435,114	0.2
38,000		Creative Sensor, Inc.	18,572	0.0
298,000		CTCI Corp.	552,471	0.3
2,289		Founding Construction & Development Co. Ltd.	1,313	0.0
520,000		Gigabyte Technology Co., Ltd.	450,969	0.2
90,851		Global Brands Manufacture Ltd.	38,638	0.0
20,666		Himax Technologies, Inc. ADR	32,032	0.0

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Taiwan: (continued)
33,090		Hold-Key Electric Wire & Cable Co. Ltd.	$10,991	0.0
461,470		Inventec Co., Ltd.	137,380	0.1
385,000		King Yuan Electronics Co., Ltd.	167,387	0.1
77,000	@	King’s Town Bank	50,490	0.0
286,000		Long Bon International Co., Ltd.	128,085	0.1
95,000		Lung Yen Life Service Corp.	300,823	0.1
280,691		Mercuries & Associates Ltd.	230,846	0.1
163,000		Merida Industry Co. Ltd.	701,006	0.3
472,349		New Asia Construction & Development Corp.	129,527	0.1
81,000	@	Pacific Construction Co.	22,706	0.0
33,000	@	Princo Corp.	2,278	0.0
616,000		Sigurd Microelectronics Corp.	445,767	0.2
2,070		Sinon Corp.	953	0.0
225,000		ThaiLin Semiconductor Corp.	75,767	0.0
63,640		TYC Brother Industrial Co., Ltd.	24,839	0.0
223,041		Walsin Technology Corp.	49,520	0.0
94,000		Wellypower Optronics Corp.	37,924	0.0
2,785,000	@	Winbond Electronics Corp.	389,266	0.2
			4,482,033	2.0
		Thailand: 1.2%
36,100		Bangchak Petroleum PCL	25,305	0.0
123,000		Bangkok Expressway PCL	111,100	0.1
1,661,600		Krung Thai Bank PCL	860,443	0.4
62,600		Siam City Cement PCL	675,708	0.3
369,200		Total Access Communication PCL	961,092	0.4
			2,633,648	1.2
		Turkey: 0.5%
63,700		Alarko Holding AS	139,431	0.1
249,078	@	GSD Holdings A/S	102,335	0.1
17,890	@	Gubre Fabrikalari TAS	148,544	0.1
15,628		Is Yatirim Menkul Degerler A.S.	14,977	0.0
12,652		Pinar Entegre Et ve Un Sanayi AS	37,825	0.0
15,455	@	Soda Sanayii AS	26,948	0.0
44,464		Turkiye Vakiflar Bankasi Tao	92,838	0.0
67,646		Ulker Biskuvi Sanayi AS	282,667	0.1
238,657	@	Vestel Elektronik Sanayi	258,652	0.1
			1,104,217	0.5
		United Arab Emirates: 0.1%
182,000		Lamprell PLC	224,707	0.1
		United Kingdom: 17.4%
185,327	@	888 Holdings PLC	231,350	0.1
100,000		A.G.BARR PLC	673,346	0.3
94,569		Albemarle & Bond Holdings	388,465	0.2
20,805		Amec PLC	363,055	0.2
141,854		Anglo Pacific Group PLC	501,777	0.2
26,483		Anite PLC	52,759	0.0
140,714	@	Barratt Developments PLC	290,635	0.1
199,213		Beazley PLC	494,046	0.2
40,000	@	Berkeley Group Holdings PLC	855,770	0.4
46,806		Bodycote PLC	240,592	0.1
4,469		British Polythene Industries PLC	26,625	0.0
257,265		Cairn Energy PLC	1,151,216	0.5
62,010	@	Capital & Regional PLC	22,361	0.0
3,867		Catlin Group Ltd.	26,211	0.0
14,780		City of London Investment Group PLC	80,525	0.1
27,900		Computacenter PLC	155,008	0.1
10,354		Costain Group PLC	33,497	0.0
6,278		Cranswick PLC	84,010	0.0
127,669		CSR Plc	625,770	0.3
66,198		Daily Mail & General Trust	469,075	0.2
112,239		Dairy Crest Group PLC	592,880	0.3
104,079		Davis Service Group PLC	829,481	0.4
30,000		De La Rue PLC	479,280	0.2
563,674		Debenhams PLC	810,866	0.4
113,483		Dechra Pharmaceuticals PLC	871,468	0.4
9,506		Derwent Valley Holdings PLC	289,712	0.1
180,000		Devro PLC	819,936	0.4
66,198		Dignity PLC	924,373	0.4
100,000		Diploma PLC	651,978	0.3
249,497		Drax Group PLC	1,855,245	0.8
29,602		DS Smith PLC	69,427	0.0
7,086		E2V Technologies PLC	12,733	0.0
253,758		Elementis Plc	834,201	0.4
734,199	@	EnQuest PLC	1,293,485	0.6
176,341		Fiberweb PLC	190,767	0.1
3,518		Fidessa Group PLC	77,143	0.0
100,160	@	Gem Diamonds Ltd.	308,811	0.1
189,139		Grainger PLC	267,197	0.1
141,854		Halma PLC	877,651	0.4
16,541		Highland Gold Mining Ltd.	29,764	0.0
478,542	L	Home Retail Group	580,004	0.3
61,470		IG Group Holdings PLC	431,808	0.2
60,000		Inchcape PLC	353,076	0.2
210,202		Intermediate Capital Group PLC	853,735	0.4
105,572		International Personal Finance PLC	462,369	0.2
159,041		Interserve PLC	809,161	0.4
66,198		John Wood Group PLC	805,036	0.3
155,877	@	Johnston Press PLC	12,831	0.0
80,384		Keller Group PLC	585,967	0.3
28,370		Kier Group PLC	563,302	0.2

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
14,472		Lavendon Group PLC	$26,595	0.0
49,349		Lookers Plc	50,455	0.0
55,476		Management Consulting Group PLC	20,875	0.0
137,879	@	Mcbride PLC	259,407	0.1
118,809		Micro Focus International PLC	997,118	0.4
75,000		Millennium & Copthorne Hotels PLC	561,910	0.2
38,013		Mondi PLC	323,397	0.1
14,367		Moneysupermarket.com Group PLC	31,931	0.0
85,000		Morgan Crucible Co.	335,845	0.1
15,223		Morgan Sindall PLC	159,795	0.1
179,423	@	Northgate Plc	557,108	0.2
10,000		Oxford Instruments Plc	196,194	0.1
23,028		Pace PLC	54,545	0.0
126,405		Paragon Group of Cos PLC	349,654	0.2
1,678,800	@	Polo Resources Ltd.	76,770	0.0
31,600	@	Premier Foods PLC	35,552	0.0
118,212	@	Premier Oil PLC	712,294	0.3
350,849		QinetiQ PLC	919,077	0.4
236,424		Regus PLC	338,687	0.1
85,112		Ricardo Plc	468,382	0.2
205,770		RM PLC	247,203	0.1
100,000		RPS Group PLC	378,394	0.2
35,303		Savills PLC	203,923	0.1
60,000		SDL PLC	636,939	0.3
375,380		Senior Plc	1,130,545	0.5
405,539		Shanks Group PLC	497,592	0.2
425,564		SIG Plc	625,286	0.3
11,510		Synergy Health PLC	162,621	0.1
206,684		TalkTalk Telecom Group PLC	561,690	0.2
756,559		Taylor Wimpey PLC	522,098	0.2
37,827		Travis Perkins PLC	596,162	0.3
52,313	@	Trinity Mirror PLC	21,735	0.0
298,913		TT electronics PLC	692,431	0.3
20,000		Ultra Electronics Holdings PLC	459,416	0.2
69,078	@	Valiant Petroleum PLC	461,372	0.2
47,284		Vitec Group PLC	462,628	0.2
130,183		WH Smith PLC	1,122,088	0.5
8,897		Workspace Group PLC	34,678	0.0
144,569		Yule Catto & Co. PLC	317,282	0.1
			39,919,454	17.4
		United States: 0.3%
303,117	@	Golden Star Resources Ltd.	357,678	0.2
4,800	@	International Forest Products Ltd.	24,889	0.0
12,558	@	Nova Measuring Instruments Ltd.	102,473	0.0
34,267	@	Orbotech Ltd.	274,136	0.1
			759,176	0.3
		Total Common Stock (Cost $231,749,981)	227,009,058	98.8
RIGHTS: —%
		South Korea: —%
4,824		Dongbu Corp.	—	—
		Total Rights
		(Cost $—)	—	—
		Total Long-Term Investments (Cost $231,749,981)	227,009,058	98 .8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Securities Lending Collateral(cc)(1): 0.7%
1,000,000		Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $1,020,000, due 04/01/27-07/01/42)	$1,000,000	0 .4
678,905		UBS Warburg LLC, Repurchase Agreement dated 07/31/12, 0.19%, due 08/01/12 (Repurchase Amount $678,909, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $692,483, due 09/01/24-08/01/42)	678,905	0 .3
			1,678,905	0 .7
		Total Short-Term Investments
		(Cost $1,678,905)	1,678,905	0 .7

		Total Investments in Securities (Cost $233,428,886)	$228,687,963	99 .5
		Assets in Excess of Other Liabilities	1,187,115	0 .5
		Net Assets	$229,875,078	100 .0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2012.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $234,778,193.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$34,989,621
		Gross Unrealized Depreciation	(41,079,851)
		Net Unrealized Depreciation	$(6,090,230)

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.9%
Consumer Staples	6.8
Energy	5.6
Financials	12.3
Health Care	5.6
Industrials	23.9
Information Technology	12.0
Materials	10.7
Telecommunication Services	2.1
Utilities	0.9
Short-Term Investments	0.7
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Small Cap Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$134,132	$13,949,214	$—	$14,083,346
Austria	—	3,721,754	—	3,721,754
Belgium	229	2,906,567	—	2,906,796
Bermuda	38,166	—	—	38,166
Brazil	942,891	—	—	942,891
Canada	10,104,121	—	—	10,104,121
China	1,342,852	3,038,668	25,849	4,407,369
Denmark	295,545	2,024,208	—	2,319,753
Finland	—	335,524	—	335,524
France	621,736	8,885,520	—	9,507,256
Germany	1,536,356	18,039,224	—	19,575,580
Greece	410,852	—	—	410,852
Hong Kong	5,944	9,484,146	95,909	9,585,999
India	10,973	2,261,736	—	2,272,709
Indonesia	—	1,114,465	—	1,114,465
Ireland	1,309,852	2,208,813	—	3,518,665
Israel	—	150,716	—	150,716
Italy	65,125	5,934,480	—	5,999,605
Japan	102,308	47,801,323	—	47,903,631
Malaysia	—	2,387,115	—	2,387,115
Mexico	634,373	—	—	634,373
Netherlands	64,393	4,139,971	—	4,204,364
New Zealand	—	2,515,167	—	2,515,167
Norway	511,993	2,218,214	—	2,730,207
Pakistan	259,329	—	—	259,329
Philippines	—	417,827	—	417,827
Poland	—	65,664	—	65,664
Russia	—	171,953	—	171,953
Singapore	1,330,234	5,780,736	—	7,110,970
South Africa	275,059	273,511	—	548,570
South Korea	—	6,762,112	—	6,762,112
Spain	—	206,256	—	206,256
Sweden	126,947	2,495,858	—	2,622,805
Switzerland	1,117,413	7,232,500	—	8,349,913
Taiwan	469,424	4,012,609	—	4,482,033
Thailand	—	2,633,648	—	2,633,648
Turkey	282,667	821,550	—	1,104,217
United Arab Emirates	—	224,707	—	224,707
United Kingdom	3,072,016	36,847,438	—	39,919,454
United States	759,176	—	—	759,176
Total Common Stock	25,824,106	201,063,194	121,758	227,009,058
Rights	—	—	—	—
Short-Term Investments	—	1,678,905	—	1,678,905
Total Investments, at fair value	$25,824,106	$202,742,099	$121,758	$228,687,963

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2012:

	Beginning Balance on 10/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 7/31/2012
Asset Table
Investments, at value
Common Stock	$178,431	$—	$—	$—	$—	$(46,115)	$33,017	$(43,575)	$121,758
Total Investments, at value	$178,431	$—	$—	$—	$—	$(46,115)	$33,017	$(43,575)	$121,758

As of July 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $328.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Australia: 3.5%
276,153		Alumina Ltd.	$194,391	0.7
30,065		Newcrest Mining Ltd.	735,245	2.8
			929,636	3.5
		Belgium: 3.2%
143,770		Ageas	285,145	1.1
19,250		Belgacom S.A.	553,862	2.1
			839,007	3.2
		Brazil: 1.5%
19,100		Centrais Eletricas Brasileiras SA	131,049	0.5
28,198		Centrais Eletricas Brasileiras SA ADR	272,111	1.0
			403,160	1.5
		Canada: 10.3%
27,766		Barrick Gold Corp.	912,946	3.4
33,653		Cameco Corp.	703,348	2.7
78,159		Kinross Gold Corp.	649,501	2.5
36,840		Talisman Energy,Inc.	455,711	1.7
			2,721,506	10.3
		Finland: 0.9%
104,439		Nokia OYJ ADR	251,698	0.9
		France: 11.8%
8,470		Alstom	280,704	1.1
16,106	@	Areva SA	257,709	1.0
42,105		Carrefour S.A.	753,419	2.8
19,861		Electricite de France SA	411,444	1.5
9,421		Sanofi-Aventis	768,640	2.9
12,543		Thales S.A.	392,225	1.5
14,608		Vivendi	277,051	1.0
			3,141,192	11.8
		Germany: 3.1%
4,124		Allianz AG	409,137	1.6
4,760		Siemens AG	403,360	1.5
			812,497	3.1
		Italy: 2.8%
18,722		ERG S.p.A.	131,281	0.5
871,558		Telecom Italia S.p.A. RNC	606,776	2.3
			738,057	2.8
		Japan: 30.7%
127,390		Sumitomo Mitsui Trust Holdings,Inc.	363,855	1.4
29,800		Coca-Cola West Co.,Ltd.	509,992	1.9
70,000		Dai Nippon Printing Co.,Ltd.	532,040	2.0
16,400		Daiichi Sankyo Co.,Ltd.	269,892	1.0
28,200		Fuji Photo Film Co.,Ltd.	503,658	1.9
53,000		Japan Steel Works Ltd.	288,299	1.1
13,300		Mabuchi Motor Co.,Ltd.	515,779	1.9
42,400		Mitsui Sumitomo Insurance Group Holdings,Inc.	685,714	2.6
3,500		Nintendo Co., Ltd.	389,343	1.5
37,462		Nippon Telegraph & Telephone Corp. ADR	868,369	3.3
37,800		Panasonic Corp.	261,627	1.0
10,900		Rohm Co., Ltd.	391,218	1.5
7,800		Sankyo Co., Ltd.	386,612	1.4
47,000		Sekisui House Ltd.	449,123	1.7
13,100		Seven & I Holdings Co., Ltd.	414,597	1.6
34,200		Shiseido Co., Ltd.	489,461	1.8
5,075		Toyota Motor Corp. ADR	388,288	1.5
35,000		Wacoal Holdings Corp.	417,487	1.6
			8,125,354	30.7
		Netherlands: 1.7%
26,481		Wolters Kluwer NV	439,881	1.7
		Norway: 1.2%
468,903	@	Marine Harvest	312,390	1.2
		Russia: 1.7%
49,187		Gazprom OAO ADR	455,226	1.7
		South Africa: 4.6%
17,838		AngloGold Ashanti Ltd ADR	606,670	2.3
38,832		Gold Fields Ltd.	498,406	1.9
6,966		Impala Platinum Holdings Ltd.	109,172	0.4
			1,214,248	4.6
		South Korea: 4.8%
43,950		Korea Electric Power Corp. ADR	485,647	1.8
57,022		SK Telecom Co., Ltd. ADR	790,895	3.0
			1,276,542	4.8
		Sweden: 1.0%
30,241		Telefonaktiebolaget LM Ericsson ADR	279,729	1.0
		Switzerland: 2.0%
50,058	@	UBS AG	530,615	2.0
		United Kingdom: 9.3%
14,783		AstraZeneca PLC	690,392	2.6
28,974		GlaxoSmithKline PLC	666,681	2.5
201,177		Home Retail Group	243,831	1.0
92,452	@	Polyus Gold International Ltd.	296,423	1.1
195,166		Vodafone Group PLC	558,549	2.1
			2,455,876	9.3
		United States: 2.6%
12,526		Axis Capital Holdings Ltd.	411,604	1.5

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
8,165		Manpower, Inc.	$290,511	1.1
			702,115	2.6
		Total Common Stock
		(Cost $30,904,484)	25,628,729	96.7
SHORT-TERM INVESTMENTS: 3.1%
		Mutual Funds: 3.1%
817,203		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $817,203)	817,203	3.1
		Total Short-Term Investments
		(Cost $817,203)	817,203	3.1
		Total Investments in Securities (Cost $31,721,687)	$26,445,932	99.8
		Assets in Excess of Other Liabilities	53,313	0.2
		Net Assets	$26,499,245	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $32,936,173.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$1,350,049
		Gross Unrealized Depreciation	(7,840,290)
		Net Unrealized Depreciation	$(6,490,241)

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	9.9%
Consumer Staples	9.3
Energy	7.6
Financials	10.2
Health Care	9.0
Industrials	10.2
Information Technology	6.8
Materials	15.1
Telecommunication Services	13.8
Utilities	4.8
Short-Term Investments	3.1
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$929,636	$—	$929,636
Belgium	—	839,007	—	839,007
Brazil	403,160	—	—	403,160
Canada	2,721,506	—	—	2,721,506
Finland	251,698	—	—	251,698
France	—	3,141,192	—	3,141,192
Germany	—	812,497	—	812,497
Italy	—	738,057	—	738,057
Japan	1,256,657	6,868,697	—	8,125,354
Netherlands	—	439,881	—	439,881
Norway	—	312,390	—	312,390
Russia	455,226	—	—	455,226
South Africa	606,670	607,578	—	1,214,248
South Korea	1,276,542	—	—	1,276,542
Sweden	279,729	—	—	279,729
Switzerland	530,615	—	—	530,615
United Kingdom	296,423	2,159,453	—	2,455,876
United States	702,115	—	—	702,115
Total Common Stock	8,780,341	16,848,388	—	25,628,729
Short-Term Investments	817,203	—	—	817,203
Total Investments, at fair value	$9,597,544	$16,848,388	$—	$26,445,932

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Staples: 6.5%
95,700	@	Magnit OAO	$12,251,794	4.9
20,940		Magnit OJSC	2,680,800	1.1
100,000	#,@	MHP SA GDR	1,276,820	0.5
			16,209,414	6.5
		Energy: 41.2%
55,900		Eurasia Drilling Co. Ltd. GDR	1,537,250	0.6
3,548,600	@	Gazprom OAO	16,532,007	6.6
91,600		KazMunaiGas Exploration Production GDR	1,666,204	0.7
443,300		Lukoil OAO ADR	25,046,450	10.0
141,000		NovaTek OAO GDR	15,833,309	6.3
13,900		Gazprom Neft JSC ADR	328,040	0.2
13,900		Gazprom Neft JSC	340,086	0.1
1,084,600		Rosneft Oil Co. GDR	6,493,021	2.6
613,100	L	Surgutneftegas OJSC ADR	5,111,439	2.0
12,056,500	@	Surgutneftegas OJSC	6,964,843	2.8
324,833		Tatneft ADR	12,151,867	4.9
336,400		TNK-BP Holding	798,030	0.3
6,400	@	Transneft	10,203,690	4.1
			103,006,236	41.2
		Financials: 16.6%
244,843	@	Halyk Savings Bank of Kazakhstan JSC GDR	1,366,753	0.6
1,121,780		LSR Group GDR	4,986,918	2.0
93,900	@	NOMOS-BANK GDR	1,096,174	0.4
10,288,121	@	Sberbank	28,539,726	11.4
1,727,400		VTB Bank OJSC GDR	5,614,290	2.2
			41,603,861	16.6
		Industrials: 1.2%
163,400		Globaltrans Investment PLC GDR	3,080,214	1.2

		Information Technology: 1.7%
74,300	@	Mail.ru Group Ltd. GDR	2,241,394	0.9
104,800	@	Yandex NV	2,015,304	0.8
			4,256,698	1.7
		Materials: 12.4%
244,187		MMC Norilsk Nickel ADR	3,759,240	1.5
31,100	@	MMC Norilsk Nickel	4,814,876	1.9
1,451,500		Novolipetsk Steel	2,390,189	1.0
193,400		Polymetal International PLC	2,633,620	1.1
477,300	L	Severstal OAO GDR	5,321,508	2.1
291,390		Uralkali GDR	12,102,429	4.8
			31,021,862	12.4
		Telecommunication Services: 12.6%
691,600	@	JSFC Sistema	567,765	0.2
118,900		Mobile Telesystems OJSC	906,894	0.4
183,800	@	Mobile Telesystems OJSC	1,401,910	0.6
1,012,700		Mobile Telesystems OJSC ADR	19,190,665	7.7
1,487,300		Rostelecom OJSC	3,613,784	1.4
279,800	L	Sistema JSFC GDR	5,776,544	2.3
			31,457,562	12.6
		Utilities: 5.5%
788,156,700		Federal Grid Co. Unified Energy System JSC	5,542,507	2.2
16,247,200	@	E.ON Russia OJSC	1,320,883	0.5
274,215,648	@	RusHydro	6,952,617	2.8
			13,816,007	5.5
		Total Common Stock
		(Cost $197,275,685)	244,451,854	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
		Securities Lending Collateral(cc)(1): 5.8%
3,424,981		BNP Paribas Bank, Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $3,424,998, collateralized by various U.S. Government Agency Obligations, 2.170%-5.000%, Market Value plus accrued interest $3,493,481, due 08/01/25-08/01/42)	$3,424,981	1 .4
3,424,981		Citigroup, Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $3,424,998, collateralized by various U.S. Government Agency Obligations, 2.273%-6.000%, Market Value plus accrued interest $3,493,481, due 10/01/20-08/01/42)	3,424,981	1 .4

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Securities Lending Collateral(cc)(1) (continued)
3,424,981		Merrill Lynch & Co., Inc., Repurchase Agreement dated 07/31/12, 0.18%, due 08/01/12 (Repurchase Amount $3,424,998, collateralized by various U.S. Government Agency Obligations, 3.500%-5.500%, Market Value plus accrued interest $3,493,481, due 04/01/27-07/01/42)	$3,424,981	1.3
3,424,981		Mizuho Securities USA Inc., Repurchase Agreement dated 07/31/12, 0.21%, due 08/01/12 (Repurchase Amount $3,425,001, collateralized by various U.S. Government Agency Obligations, 1.347%-11.000%, Market Value plus accrued interest $3,493,481, due 10/01/14-10/01/47)	3,424,981	1.4
721,048		Nomura Securities, Repurchase Agreement dated 07/31/12, 0.20%, due 08/01/12 (Repurchase Amount $721,052, collateralized by various U.S. Government Securities, 0.875%-4.500%, Market Value plus accrued interest $735,471, due 03/31/15-02/15/22)	721,048	0.3
			14,420,972	5.8
		Total Short-Term Investments
		(Cost $14,420,972)	14,420,972	5.8

		Total Investments in Securities (Cost $211,696,657)	$258,872,826	103.5
		Liabilities in Excess of Other Assets	(8,826,823)	(3.5)
		Net Assets	$250,046,003	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at July 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $221,112,070.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$70,149,154
		Gross Unrealized Depreciation	(32,388,398)
		Net Unrealized Appreciation	$37,760,756

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$14,932,594	$1,276,820	$—	$16,209,414
Energy	63,416,600	39,589,636	—	103,006,236
Financials	28,539,726	13,064,135	—	41,603,861
Industrials	—	3,080,214	—	3,080,214
Information Technology	2,015,304	2,241,394	—	4,256,698
Materials	7,205,065	23,816,797	—	31,021,862
Telecommunication Services	24,774,124	6,683,438	—	31,457,562
Utilities	6,863,390	6,952,617	—	13,816,007
Total Common Stock	147,746,803	96,705,051	—	244,451,854
Short-Term Investments	—	14,420,972	—	14,420,972
Total Investments, at fair value	$147,746,803	$111,126,023	$—	$258,872,826

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 25, 2012